UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04777
MFS SERIES TRUST I
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Value Fund
Class A-MEIAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$81	0.79%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Value Fund (fund) provided a total return of 6.16%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 9.33%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection in the health care sector aided relative performance.
    The fund's overweight position in the financials sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the information technology, consumer staples and industrials sectors weighed on relative performance.
    The fund's underweight position in the communication services sector further detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	6.16%	11.42%	9.96%
A with initial sales charge (5.75%)	0.06%	10.11%	9.31%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 1000® Value Index ∆	9.33%	12.97%	10.22%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	56,819,769,838	Total Management Fee ($)#:	243,673,291
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	31.2%
Industrials	17.8%
Health Care	14.4%
Utilities	9.2%
Information Technology	8.1%
Consumer Staples	6.1%
Energy	6.0%
Consumer Discretionary	3.3%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFA-ANN

MFS® Value Fund
Class B-MFEBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$158	1.54%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Value Fund (fund) provided a total return of 5.37%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 9.33%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection in the health care sector aided relative performance.
    The fund's overweight position in the financials sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the information technology, consumer staples and industrials sectors weighed on relative performance.
    The fund's underweight position in the communication services sector further detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	5.37%	10.59%	9.14%
B with CDSC (declining over six years from 4% to 0%)×	1.47%	10.32%	9.14%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 1000® Value Index ∆	9.33%	12.97%	10.22%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	56,819,769,838	Total Management Fee ($)#:	243,673,291
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	31.2%
Industrials	17.8%
Health Care	14.4%
Utilities	9.2%
Information Technology	8.1%
Consumer Staples	6.1%
Energy	6.0%
Consumer Discretionary	3.3%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFB-ANN

MFS® Value Fund
Class C-MEICX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$158	1.54%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Value Fund (fund) provided a total return of 5.38%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 9.33%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection in the health care sector aided relative performance.
    The fund's overweight position in the financials sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the information technology, consumer staples and industrials sectors weighed on relative performance.
    The fund's underweight position in the communication services sector further detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	5.38%	10.59%	9.14%
C with CDSC (1% for 12 months)×	4.40%	10.59%	9.14%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 1000® Value Index ∆	9.33%	12.97%	10.22%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	56,819,769,838	Total Management Fee ($)#:	243,673,291
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	31.2%
Industrials	17.8%
Health Care	14.4%
Utilities	9.2%
Information Technology	8.1%
Consumer Staples	6.1%
Energy	6.0%
Consumer Discretionary	3.3%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFC-ANN

MFS® Value Fund
Class I-MEIIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$56	0.54%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Value Fund (fund) provided a total return of 6.44%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 9.33%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection in the health care sector aided relative performance.
    The fund's overweight position in the financials sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the information technology, consumer staples and industrials sectors weighed on relative performance.
    The fund's underweight position in the communication services sector further detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	6.44%	11.70%	10.24%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 1000® Value Index ∆	9.33%	12.97%	10.22%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	56,819,769,838	Total Management Fee ($)#:	243,673,291
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	31.2%
Industrials	17.8%
Health Care	14.4%
Utilities	9.2%
Information Technology	8.1%
Consumer Staples	6.1%
Energy	6.0%
Consumer Discretionary	3.3%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFI-ANN

MFS® Value Fund
Class R1-MEIGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$158	1.54%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Value Fund (fund) provided a total return of 5.39%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 9.33%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection in the health care sector aided relative performance.
    The fund's overweight position in the financials sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the information technology, consumer staples and industrials sectors weighed on relative performance.
    The fund's underweight position in the communication services sector further detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	5.39%	10.60%	9.14%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 1000® Value Index ∆	9.33%	12.97%	10.22%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	56,819,769,838	Total Management Fee ($)#:	243,673,291
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	31.2%
Industrials	17.8%
Health Care	14.4%
Utilities	9.2%
Information Technology	8.1%
Consumer Staples	6.1%
Energy	6.0%
Consumer Discretionary	3.3%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFR1-ANN

MFS® Value Fund
Class R2-MVRRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$107	1.04%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Value Fund (fund) provided a total return of 5.91%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 9.33%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection in the health care sector aided relative performance.
    The fund's overweight position in the financials sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the information technology, consumer staples and industrials sectors weighed on relative performance.
    The fund's underweight position in the communication services sector further detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	5.91%	11.15%	9.69%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 1000® Value Index ∆	9.33%	12.97%	10.22%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	56,819,769,838	Total Management Fee ($)#:	243,673,291
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	31.2%
Industrials	17.8%
Health Care	14.4%
Utilities	9.2%
Information Technology	8.1%
Consumer Staples	6.1%
Energy	6.0%
Consumer Discretionary	3.3%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFR2-ANN

MFS® Value Fund
Class R3-MEIHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$81	0.79%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Value Fund (fund) provided a total return of 6.17%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 9.33%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection in the health care sector aided relative performance.
    The fund's overweight position in the financials sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the information technology, consumer staples and industrials sectors weighed on relative performance.
    The fund's underweight position in the communication services sector further detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	6.17%	11.42%	9.96%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 1000® Value Index ∆	9.33%	12.97%	10.22%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	56,819,769,838	Total Management Fee ($)#:	243,673,291
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	31.2%
Industrials	17.8%
Health Care	14.4%
Utilities	9.2%
Information Technology	8.1%
Consumer Staples	6.1%
Energy	6.0%
Consumer Discretionary	3.3%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFR3-ANN

MFS® Value Fund
Class R4-MEIJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$56	0.54%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Value Fund (fund) provided a total return of 6.45%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 9.33%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection in the health care sector aided relative performance.
    The fund's overweight position in the financials sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the information technology, consumer staples and industrials sectors weighed on relative performance.
    The fund's underweight position in the communication services sector further detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	6.45%	11.70%	10.24%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 1000® Value Index ∆	9.33%	12.97%	10.22%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	56,819,769,838	Total Management Fee ($)#:	243,673,291
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	31.2%
Industrials	17.8%
Health Care	14.4%
Utilities	9.2%
Information Technology	8.1%
Consumer Staples	6.1%
Energy	6.0%
Consumer Discretionary	3.3%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFR4-ANN

MFS® Value Fund
Class R6-MEIKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.44%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Value Fund (fund) provided a total return of 6.55%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 9.33%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection in the health care sector aided relative performance.
    The fund's overweight position in the financials sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the information technology, consumer staples and industrials sectors weighed on relative performance.
    The fund's underweight position in the communication services sector further detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	6.55%	11.82%	10.35%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 1000® Value Index ∆	9.33%	12.97%	10.22%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	56,819,769,838	Total Management Fee ($)#:	243,673,291
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	31.2%
Industrials	17.8%
Health Care	14.4%
Utilities	9.2%
Information Technology	8.1%
Consumer Staples	6.1%
Energy	6.0%
Consumer Discretionary	3.3%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFR6-ANN

MFS® Low Volatility Global
Equity Fund
Class A-MVGAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$103	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 8.25%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the materials and industrials sectors aided relative performance.
    The fund's underweight position in the energy sector and stock selection within the health care sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Weak stock selection within the information technology, financials, consumer discretionary and communication services sectors held back relative performance.
    Stock selection and an overweight position in the consumer staples sector also held back the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.25%	10.35%	9.31%
A with initial sales charge (5.75%)	2.03%	9.05%	8.66%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	302,706,793	Total Management Fee ($)#:	1,483,364
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	31
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%
Issuer country weightings
United States	52.0%
Japan	8.5%
Canada	7.7%
Singapore	5.5%
United Kingdom	4.0%
Switzerland	4.0%
Netherlands	2.4%
South Korea	2.2%
Brazil	2.1%
Other Countries	11.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOA-ANN

MFS® Low Volatility Global
Equity Fund
Class B-MVGBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$180	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 7.41%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the materials and industrials sectors aided relative performance.
    The fund's underweight position in the energy sector and stock selection within the health care sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Weak stock selection within the information technology, financials, consumer discretionary and communication services sectors held back relative performance.
    Stock selection and an overweight position in the consumer staples sector also held back the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.41%	9.52%	8.47%
B with CDSC (declining over six years from 4% to 0%)×	3.41%	9.24%	8.47%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	302,706,793	Total Management Fee ($)#:	1,483,364
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	31
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%
Issuer country weightings
United States	52.0%
Japan	8.5%
Canada	7.7%
Singapore	5.5%
United Kingdom	4.0%
Switzerland	4.0%
Netherlands	2.4%
South Korea	2.2%
Brazil	2.1%
Other Countries	11.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOB-ANN

MFS® Low Volatility Global
Equity Fund
Class C-MVGCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$180	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 7.43%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the materials and industrials sectors aided relative performance.
    The fund's underweight position in the energy sector and stock selection within the health care sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Weak stock selection within the information technology, financials, consumer discretionary and communication services sectors held back relative performance.
    Stock selection and an overweight position in the consumer staples sector also held back the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.43%	9.54%	8.48%
C with CDSC (1% for 12 months)×	6.43%	9.54%	8.48%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	302,706,793	Total Management Fee ($)#:	1,483,364
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	31
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%
Issuer country weightings
United States	52.0%
Japan	8.5%
Canada	7.7%
Singapore	5.5%
United Kingdom	4.0%
Switzerland	4.0%
Netherlands	2.4%
South Korea	2.2%
Brazil	2.1%
Other Countries	11.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOC-ANN

MFS® Low Volatility Global
Equity Fund
Class I-MVGIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$77	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 8.51%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the materials and industrials sectors aided relative performance.
    The fund's underweight position in the energy sector and stock selection within the health care sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Weak stock selection within the information technology, financials, consumer discretionary and communication services sectors held back relative performance.
    Stock selection and an overweight position in the consumer staples sector also held back the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.51%	10.63%	9.57%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	302,706,793	Total Management Fee ($)#:	1,483,364
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	31
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%
Issuer country weightings
United States	52.0%
Japan	8.5%
Canada	7.7%
Singapore	5.5%
United Kingdom	4.0%
Switzerland	4.0%
Netherlands	2.4%
South Korea	2.2%
Brazil	2.1%
Other Countries	11.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOI-ANN

MFS® Low Volatility Global
Equity Fund
Class R1-MVGJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$180	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 7.42%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the materials and industrials sectors aided relative performance.
    The fund's underweight position in the energy sector and stock selection within the health care sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Weak stock selection within the information technology, financials, consumer discretionary and communication services sectors held back relative performance.
    Stock selection and an overweight position in the consumer staples sector also held back the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.42%	9.53%	8.48%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	302,706,793	Total Management Fee ($)#:	1,483,364
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	31
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%
Issuer country weightings
United States	52.0%
Japan	8.5%
Canada	7.7%
Singapore	5.5%
United Kingdom	4.0%
Switzerland	4.0%
Netherlands	2.4%
South Korea	2.2%
Brazil	2.1%
Other Countries	11.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOR1-ANN

MFS® Low Volatility Global
Equity Fund
Class R2-MVGKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$129	1.24%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 7.97%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the materials and industrials sectors aided relative performance.
    The fund's underweight position in the energy sector and stock selection within the health care sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Weak stock selection within the information technology, financials, consumer discretionary and communication services sectors held back relative performance.
    Stock selection and an overweight position in the consumer staples sector also held back the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.97%	10.07%	9.02%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	302,706,793	Total Management Fee ($)#:	1,483,364
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	31
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%
Issuer country weightings
United States	52.0%
Japan	8.5%
Canada	7.7%
Singapore	5.5%
United Kingdom	4.0%
Switzerland	4.0%
Netherlands	2.4%
South Korea	2.2%
Brazil	2.1%
Other Countries	11.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOR2-ANN

MFS® Low Volatility Global
Equity Fund
Class R3-MVGLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$103	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 8.18%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the materials and industrials sectors aided relative performance.
    The fund's underweight position in the energy sector and stock selection within the health care sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Weak stock selection within the information technology, financials, consumer discretionary and communication services sectors held back relative performance.
    Stock selection and an overweight position in the consumer staples sector also held back the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.18%	10.34%	9.29%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	302,706,793	Total Management Fee ($)#:	1,483,364
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	31
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%
Issuer country weightings
United States	52.0%
Japan	8.5%
Canada	7.7%
Singapore	5.5%
United Kingdom	4.0%
Switzerland	4.0%
Netherlands	2.4%
South Korea	2.2%
Brazil	2.1%
Other Countries	11.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOR3-ANN

MFS® Low Volatility Global
Equity Fund
Class R4-MVGMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$77	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 8.46%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the materials and industrials sectors aided relative performance.
    The fund's underweight position in the energy sector and stock selection within the health care sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Weak stock selection within the information technology, financials, consumer discretionary and communication services sectors held back relative performance.
    Stock selection and an overweight position in the consumer staples sector also held back the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.46%	10.63%	9.56%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	302,706,793	Total Management Fee ($)#:	1,483,364
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	31
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%
Issuer country weightings
United States	52.0%
Japan	8.5%
Canada	7.7%
Singapore	5.5%
United Kingdom	4.0%
Switzerland	4.0%
Netherlands	2.4%
South Korea	2.2%
Brazil	2.1%
Other Countries	11.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOR4-ANN

MFS® Low Volatility Global
Equity Fund
Class R6-MVGNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$69	0.66%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 8.62%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the materials and industrials sectors aided relative performance.
    The fund's underweight position in the energy sector and stock selection within the health care sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Weak stock selection within the information technology, financials, consumer discretionary and communication services sectors held back relative performance.
    Stock selection and an overweight position in the consumer staples sector also held back the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.62%	10.72%	9.64%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 8.56%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	302,706,793	Total Management Fee ($)#:	1,483,364
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	31
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%
Issuer country weightings
United States	52.0%
Japan	8.5%
Canada	7.7%
Singapore	5.5%
United Kingdom	4.0%
Switzerland	4.0%
Netherlands	2.4%
South Korea	2.2%
Brazil	2.1%
Other Countries	11.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOR6-ANN

MFS® Low Volatility
Equity Fund
Class A-MLVAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$91	0.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 4.69%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    The fund's underweight position in the energy sector aided relative returns.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position within both the information technology and communication services sectors held back relative results.
    Stock selection and an overweight position in the consumer staples sector weighed on the fund's relative performance. In addition, stock selection within both the industrials and financials sectors further dampened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	4.69%	10.58%	11.18%
A with initial sales charge (5.75%)	(1.33)%	9.28%	10.53%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	354,256,138	Total Management Fee ($)#:	1,857,347
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	24.8%
Health Care	15.2%
Financials	14.2%
Industrials	10.5%
Consumer Staples	9.3%
Consumer Discretionary	6.9%
Utilities	6.7%
Real Estate	4.9%
Communication Services	4.0%
Materials	1.8%
Energy	1.2%
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUA-ANN

MFS® Low Volatility
Equity Fund
Class B-MLVBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$167	1.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 3.92%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    The fund's underweight position in the energy sector aided relative returns.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position within both the information technology and communication services sectors held back relative results.
    Stock selection and an overweight position in the consumer staples sector weighed on the fund's relative performance. In addition, stock selection within both the industrials and financials sectors further dampened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.92%	9.76%	10.35%
B with CDSC (declining over six years from 4% to 0%)×	0.22%	9.48%	10.35%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	354,256,138	Total Management Fee ($)#:	1,857,347
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	24.8%
Health Care	15.2%
Financials	14.2%
Industrials	10.5%
Consumer Staples	9.3%
Consumer Discretionary	6.9%
Utilities	6.7%
Real Estate	4.9%
Communication Services	4.0%
Materials	1.8%
Energy	1.2%
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUB-ANN

MFS® Low Volatility
Equity Fund
Class C-MLVGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$167	1.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 3.90%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    The fund's underweight position in the energy sector aided relative returns.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position within both the information technology and communication services sectors held back relative results.
    Stock selection and an overweight position in the consumer staples sector weighed on the fund's relative performance. In addition, stock selection within both the industrials and financials sectors further dampened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	3.90%	9.76%	10.34%
C with CDSC (1% for 12 months)×	2.98%	9.76%	10.34%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	354,256,138	Total Management Fee ($)#:	1,857,347
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	24.8%
Health Care	15.2%
Financials	14.2%
Industrials	10.5%
Consumer Staples	9.3%
Consumer Discretionary	6.9%
Utilities	6.7%
Real Estate	4.9%
Communication Services	4.0%
Materials	1.8%
Energy	1.2%
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUC-ANN

MFS® Low Volatility
Equity Fund
Class I-MLVHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$66	0.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 4.95%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    The fund's underweight position in the energy sector aided relative returns.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position within both the information technology and communication services sectors held back relative results.
    Stock selection and an overweight position in the consumer staples sector weighed on the fund's relative performance. In addition, stock selection within both the industrials and financials sectors further dampened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.95%	10.86%	11.45%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	354,256,138	Total Management Fee ($)#:	1,857,347
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	24.8%
Health Care	15.2%
Financials	14.2%
Industrials	10.5%
Consumer Staples	9.3%
Consumer Discretionary	6.9%
Utilities	6.7%
Real Estate	4.9%
Communication Services	4.0%
Materials	1.8%
Energy	1.2%
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUI-ANN

MFS® Low Volatility
Equity Fund
Class R1-MLVMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$167	1.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 3.91%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    The fund's underweight position in the energy sector aided relative returns.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position within both the information technology and communication services sectors held back relative results.
    Stock selection and an overweight position in the consumer staples sector weighed on the fund's relative performance. In addition, stock selection within both the industrials and financials sectors further dampened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	3.91%	9.76%	10.35%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	354,256,138	Total Management Fee ($)#:	1,857,347
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	24.8%
Health Care	15.2%
Financials	14.2%
Industrials	10.5%
Consumer Staples	9.3%
Consumer Discretionary	6.9%
Utilities	6.7%
Real Estate	4.9%
Communication Services	4.0%
Materials	1.8%
Energy	1.2%
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUR1-ANN

MFS® Low Volatility
Equity Fund
Class R2-MLVOX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$117	1.14%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 4.40%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    The fund's underweight position in the energy sector aided relative returns.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position within both the information technology and communication services sectors held back relative results.
    Stock selection and an overweight position in the consumer staples sector weighed on the fund's relative performance. In addition, stock selection within both the industrials and financials sectors further dampened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	4.40%	10.31%	10.90%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	354,256,138	Total Management Fee ($)#:	1,857,347
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	24.8%
Health Care	15.2%
Financials	14.2%
Industrials	10.5%
Consumer Staples	9.3%
Consumer Discretionary	6.9%
Utilities	6.7%
Real Estate	4.9%
Communication Services	4.0%
Materials	1.8%
Energy	1.2%
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUR2-ANN

MFS® Low Volatility
Equity Fund
Class R3-MLVPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$91	0.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 4.72%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    The fund's underweight position in the energy sector aided relative returns.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position within both the information technology and communication services sectors held back relative results.
    Stock selection and an overweight position in the consumer staples sector weighed on the fund's relative performance. In addition, stock selection within both the industrials and financials sectors further dampened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	4.72%	10.59%	11.18%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	354,256,138	Total Management Fee ($)#:	1,857,347
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	24.8%
Health Care	15.2%
Financials	14.2%
Industrials	10.5%
Consumer Staples	9.3%
Consumer Discretionary	6.9%
Utilities	6.7%
Real Estate	4.9%
Communication Services	4.0%
Materials	1.8%
Energy	1.2%
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUR3-ANN

MFS® Low Volatility
Equity Fund
Class R4-MLVRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$66	0.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 4.93%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    The fund's underweight position in the energy sector aided relative returns.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position within both the information technology and communication services sectors held back relative results.
    Stock selection and an overweight position in the consumer staples sector weighed on the fund's relative performance. In addition, stock selection within both the industrials and financials sectors further dampened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	4.93%	10.84%	11.44%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	354,256,138	Total Management Fee ($)#:	1,857,347
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	24.8%
Health Care	15.2%
Financials	14.2%
Industrials	10.5%
Consumer Staples	9.3%
Consumer Discretionary	6.9%
Utilities	6.7%
Real Estate	4.9%
Communication Services	4.0%
Materials	1.8%
Energy	1.2%
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUR4-ANN

MFS® Low Volatility
Equity Fund
Class R6-MLVTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$57	0.56%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 5.03%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    The fund's underweight position in the energy sector aided relative returns.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position within both the information technology and communication services sectors held back relative results.
    Stock selection and an overweight position in the consumer staples sector weighed on the fund's relative performance. In addition, stock selection within both the industrials and financials sectors further dampened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	5.03%	10.95%	11.56%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	354,256,138	Total Management Fee ($)#:	1,857,347
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	24.8%
Health Care	15.2%
Financials	14.2%
Industrials	10.5%
Consumer Staples	9.3%
Consumer Discretionary	6.9%
Utilities	6.7%
Real Estate	4.9%
Communication Services	4.0%
Materials	1.8%
Energy	1.2%
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUR6-ANN

MFS® U.S. Government Cash Reserve Fund
Class A-MSRXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$43	0.42%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	474,799,375	Total Management Fee ($)#:	$1,866,953
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.3%
Composition including fixed income credit quality
A-1+	46.9%
A-1	53.1%
Maturity breakdown
0 - 7 days	35.9%
8 - 29 days	20.1%
30 - 59 days	29.0%
60 - 89 days	7.9%
90 - 365 days	7.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMA-ANN

MFS® U.S. Government Cash Reserve Fund
Class B-MCRXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$43	0.42%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	474,799,375	Total Management Fee ($)#:	$1,866,953
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.3%
Composition including fixed income credit quality
A-1+	46.9%
A-1	53.1%
Maturity breakdown
0 - 7 days	35.9%
8 - 29 days	20.1%
30 - 59 days	29.0%
60 - 89 days	7.9%
90 - 365 days	7.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMB-ANN

MFS® U.S. Government Cash Reserve Fund
Class C-MCCXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$43	0.42%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	474,799,375	Total Management Fee ($)#:	$1,866,953
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.3%
Composition including fixed income credit quality
A-1+	46.9%
A-1	53.1%
Maturity breakdown
0 - 7 days	35.9%
8 - 29 days	20.1%
30 - 59 days	29.0%
60 - 89 days	7.9%
90 - 365 days	7.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMC-ANN

MFS® U.S. Government Cash Reserve Fund
Class I-CRHXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$43	0.42%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	474,799,375	Total Management Fee ($)#:	$1,866,953
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.3%
Composition including fixed income credit quality
A-1+	46.9%
A-1	53.1%
Maturity breakdown
0 - 7 days	35.9%
8 - 29 days	20.1%
30 - 59 days	29.0%
60 - 89 days	7.9%
90 - 365 days	7.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMI-ANN

MFS® U.S. Government Cash Reserve Fund
Class R1-CRVXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$43	0.42%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	474,799,375	Total Management Fee ($)#:	$1,866,953
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.3%
Composition including fixed income credit quality
A-1+	46.9%
A-1	53.1%
Maturity breakdown
0 - 7 days	35.9%
8 - 29 days	20.1%
30 - 59 days	29.0%
60 - 89 days	7.9%
90 - 365 days	7.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMR1-ANN

MFS® U.S. Government Cash Reserve Fund
Class R2-CRMXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$43	0.42%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	474,799,375	Total Management Fee ($)#:	$1,866,953
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.3%
Composition including fixed income credit quality
A-1+	46.9%
A-1	53.1%
Maturity breakdown
0 - 7 days	35.9%
8 - 29 days	20.1%
30 - 59 days	29.0%
60 - 89 days	7.9%
90 - 365 days	7.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMR2-ANN

MFS® U.S. Government Cash Reserve Fund
Class R3-CRJXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$43	0.42%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	474,799,375	Total Management Fee ($)#:	$1,866,953
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.3%
Composition including fixed income credit quality
A-1+	46.9%
A-1	53.1%
Maturity breakdown
0 - 7 days	35.9%
8 - 29 days	20.1%
30 - 59 days	29.0%
60 - 89 days	7.9%
90 - 365 days	7.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMR3-ANN

MFS® U.S. Government Cash Reserve Fund
Class R4-CRKXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$43	0.42%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	474,799,375	Total Management Fee ($)#:	$1,866,953
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.3%
Composition including fixed income credit quality
A-1+	46.9%
A-1	53.1%
Maturity breakdown
0 - 7 days	35.9%
8 - 29 days	20.1%
30 - 59 days	29.0%
60 - 89 days	7.9%
90 - 365 days	7.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMR4-ANN

MFS® U.S. Government Cash Reserve Fund
Class R6-CRRXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.37%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	474,799,375	Total Management Fee ($)#:	$1,866,953
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.3%
Composition including fixed income credit quality
A-1+	46.9%
A-1	53.1%
Maturity breakdown
0 - 7 days	35.9%
8 - 29 days	20.1%
30 - 59 days	29.0%
60 - 89 days	7.9%
90 - 365 days	7.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMR6-ANN

MFS® New Discovery Fund
Class A-MNDAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$131	1.27%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS New Discovery Fund (fund) provided a total return of 6.22%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 10.48%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the health care, consumer discretionary and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within the industrials, information technology, materials and real estate sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	6.22%	2.69%	9.14%
A with initial sales charge (5.75%)	0.11%	1.48%	8.50%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 2000® Growth Index ∆	10.48%	7.07%	8.75%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,080,378,976	Total Management Fee ($)#:	17,820,410
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	68
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Equity sectors
Health Care	26.5%
Information Technology	19.0%
Industrials	18.9%
Consumer Discretionary	11.7%
Financials	7.9%
Energy	3.6%
Consumer Staples	3.2%
Real Estate	3.0%
Materials	2.2%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.21% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFA-ANN

MFS® New Discovery Fund
Class B-MNDBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$208	2.02%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS New Discovery Fund (fund) provided a total return of 5.47%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 10.48%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the health care, consumer discretionary and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within the industrials, information technology, materials and real estate sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	5.47%	1.93%	8.33%
B with CDSC (declining over six years from 4% to 0%)×	1.47%	1.68%	8.33%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 2000® Growth Index ∆	10.48%	7.07%	8.75%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,080,378,976	Total Management Fee ($)#:	17,820,410
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	68
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Equity sectors
Health Care	26.5%
Information Technology	19.0%
Industrials	18.9%
Consumer Discretionary	11.7%
Financials	7.9%
Energy	3.6%
Consumer Staples	3.2%
Real Estate	3.0%
Materials	2.2%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.96% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFB-ANN

MFS® New Discovery Fund
Class C-MNDCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$207	2.02%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS New Discovery Fund (fund) provided a total return of 5.44%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 10.48%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the health care, consumer discretionary and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within the industrials, information technology, materials and real estate sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	5.44%	1.93%	8.32%
C with CDSC (1% for 12 months)×	4.44%	1.93%	8.32%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 2000® Growth Index ∆	10.48%	7.07%	8.75%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,080,378,976	Total Management Fee ($)#:	17,820,410
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	68
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Equity sectors
Health Care	26.5%
Information Technology	19.0%
Industrials	18.9%
Consumer Discretionary	11.7%
Financials	7.9%
Energy	3.6%
Consumer Staples	3.2%
Real Estate	3.0%
Materials	2.2%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class C shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.96% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFC-ANN

MFS® New Discovery Fund
Class I-MNDIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$105	1.02%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS New Discovery Fund (fund) provided a total return of 6.50%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 10.48%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the health care, consumer discretionary and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within the industrials, information technology, materials and real estate sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	6.50%	2.95%	9.41%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 2000® Growth Index ∆	10.48%	7.07%	8.75%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,080,378,976	Total Management Fee ($)#:	17,820,410
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	68
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Equity sectors
Health Care	26.5%
Information Technology	19.0%
Industrials	18.9%
Consumer Discretionary	11.7%
Financials	7.9%
Energy	3.6%
Consumer Staples	3.2%
Real Estate	3.0%
Materials	2.2%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.96% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFI-ANN

MFS® New Discovery Fund
Class R1-MNDGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$207	2.02%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS New Discovery Fund (fund) provided a total return of 5.43%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 10.48%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the health care, consumer discretionary and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within the industrials, information technology, materials and real estate sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	5.43%	1.93%	8.33%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 2000® Growth Index ∆	10.48%	7.07%	8.75%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,080,378,976	Total Management Fee ($)#:	17,820,410
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	68
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Equity sectors
Health Care	26.5%
Information Technology	19.0%
Industrials	18.9%
Consumer Discretionary	11.7%
Financials	7.9%
Energy	3.6%
Consumer Staples	3.2%
Real Estate	3.0%
Materials	2.2%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class R1 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.96% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFR1-ANN

MFS® New Discovery Fund
Class R2-MNDRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$157	1.52%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS New Discovery Fund (fund) provided a total return of 6.00%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 10.48%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the health care, consumer discretionary and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within the industrials, information technology, materials and real estate sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	6.00%	2.44%	8.87%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 2000® Growth Index ∆	10.48%	7.07%	8.75%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 5.95%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,080,378,976	Total Management Fee ($)#:	17,820,410
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	68
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Equity sectors
Health Care	26.5%
Information Technology	19.0%
Industrials	18.9%
Consumer Discretionary	11.7%
Financials	7.9%
Energy	3.6%
Consumer Staples	3.2%
Real Estate	3.0%
Materials	2.2%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class R2 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.46% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFR2-ANN

MFS® New Discovery Fund
Class R3-MNDHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$131	1.27%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS New Discovery Fund (fund) provided a total return of 6.23%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 10.48%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the health care, consumer discretionary and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within the industrials, information technology, materials and real estate sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	6.23%	2.69%	9.14%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 2000® Growth Index ∆	10.48%	7.07%	8.75%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,080,378,976	Total Management Fee ($)#:	17,820,410
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	68
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Equity sectors
Health Care	26.5%
Information Technology	19.0%
Industrials	18.9%
Consumer Discretionary	11.7%
Financials	7.9%
Energy	3.6%
Consumer Staples	3.2%
Real Estate	3.0%
Materials	2.2%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class R3 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.21% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFR3-ANN

MFS® New Discovery Fund
Class R4-MNDJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$105	1.02%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS New Discovery Fund (fund) provided a total return of 6.48%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 10.48%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the health care, consumer discretionary and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within the industrials, information technology, materials and real estate sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	6.48%	2.95%	9.42%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 2000® Growth Index ∆	10.48%	7.07%	8.75%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,080,378,976	Total Management Fee ($)#:	17,820,410
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	68
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Equity sectors
Health Care	26.5%
Information Technology	19.0%
Industrials	18.9%
Consumer Discretionary	11.7%
Financials	7.9%
Energy	3.6%
Consumer Staples	3.2%
Real Estate	3.0%
Materials	2.2%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class R4 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.96% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFR4-ANN

MFS® New Discovery Fund
Class R6-MNDKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS New Discovery Fund (fund) provided a total return of 6.64%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 10.48%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the health care, consumer discretionary and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within the industrials, information technology, materials and real estate sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	6.64%	3.08%	9.54%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 2000® Growth Index ∆	10.48%	7.07%	8.75%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,080,378,976	Total Management Fee ($)#:	17,820,410
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	68
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Equity sectors
Health Care	26.5%
Information Technology	19.0%
Industrials	18.9%
Consumer Discretionary	11.7%
Financials	7.9%
Energy	3.6%
Consumer Staples	3.2%
Real Estate	3.0%
Materials	2.2%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.85% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFR6-ANN

MFS® Core Equity Fund
Class A-MRGAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$94	0.88%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Core Equity Fund (fund) provided a total return of 12.67%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	12.67%	12.41%	13.37%
A with initial sales charge (5.75%)	6.19%	11.08%	12.70%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,691,635,987	Total Management Fee ($)#:	33,413,513
Total Number of Holdings:	170	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Global equity sectors
Technology	32.8%
Financial Services	14.2%
Capital Goods	13.3%
Consumer Cyclicals	11.1%
Health Care	10.0%
Communication Services	9.3%
Energy	5.7%
Consumer Staples	3.3%
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIA-ANN

MFS® Core Equity Fund
Class B-MRGBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$173	1.63%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Core Equity Fund (fund) provided a total return of 11.82%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	11.82%	11.56%	12.52%
B with CDSC (declining over six years from 4% to 0%)×	7.82%	11.30%	12.52%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,691,635,987	Total Management Fee ($)#:	33,413,513
Total Number of Holdings:	170	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Global equity sectors
Technology	32.8%
Financial Services	14.2%
Capital Goods	13.3%
Consumer Cyclicals	11.1%
Health Care	10.0%
Communication Services	9.3%
Energy	5.7%
Consumer Staples	3.3%
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIB-ANN

MFS® Core Equity Fund
Class C-MRGCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$173	1.63%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Core Equity Fund (fund) provided a total return of 11.85%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	11.85%	11.57%	12.52%
C with CDSC (1% for 12 months)×	10.85%	11.57%	12.52%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,691,635,987	Total Management Fee ($)#:	33,413,513
Total Number of Holdings:	170	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Global equity sectors
Technology	32.8%
Financial Services	14.2%
Capital Goods	13.3%
Consumer Cyclicals	11.1%
Health Care	10.0%
Communication Services	9.3%
Energy	5.7%
Consumer Staples	3.3%
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIC-ANN

MFS® Core Equity Fund
Class I-MRGRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$67	0.63%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Core Equity Fund (fund) provided a total return of 12.95%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	12.95%	12.69%	13.65%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,691,635,987	Total Management Fee ($)#:	33,413,513
Total Number of Holdings:	170	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Global equity sectors
Technology	32.8%
Financial Services	14.2%
Capital Goods	13.3%
Consumer Cyclicals	11.1%
Health Care	10.0%
Communication Services	9.3%
Energy	5.7%
Consumer Staples	3.3%
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGII-ANN

MFS® Core Equity Fund
Class R1-MRGGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$173	1.63%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Core Equity Fund (fund) provided a total return of 11.82%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	11.82%	11.57%	12.52%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,691,635,987	Total Management Fee ($)#:	33,413,513
Total Number of Holdings:	170	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Global equity sectors
Technology	32.8%
Financial Services	14.2%
Capital Goods	13.3%
Consumer Cyclicals	11.1%
Health Care	10.0%
Communication Services	9.3%
Energy	5.7%
Consumer Staples	3.3%
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIR1-ANN

MFS® Core Equity Fund
Class R2-MRERX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$120	1.13%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Core Equity Fund (fund) provided a total return of 12.40%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	12.40%	12.14%	13.09%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,691,635,987	Total Management Fee ($)#:	33,413,513
Total Number of Holdings:	170	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Global equity sectors
Technology	32.8%
Financial Services	14.2%
Capital Goods	13.3%
Consumer Cyclicals	11.1%
Health Care	10.0%
Communication Services	9.3%
Energy	5.7%
Consumer Staples	3.3%
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIR2-ANN

MFS® Core Equity Fund
Class R3-MRGHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$94	0.88%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Core Equity Fund (fund) provided a total return of 12.68%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	12.68%	12.41%	13.37%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,691,635,987	Total Management Fee ($)#:	33,413,513
Total Number of Holdings:	170	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Global equity sectors
Technology	32.8%
Financial Services	14.2%
Capital Goods	13.3%
Consumer Cyclicals	11.1%
Health Care	10.0%
Communication Services	9.3%
Energy	5.7%
Consumer Staples	3.3%
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIR3-ANN

MFS® Core Equity Fund
Class R4-MRGJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$67	0.63%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Core Equity Fund (fund) provided a total return of 12.95%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	12.95%	12.69%	13.65%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,691,635,987	Total Management Fee ($)#:	33,413,513
Total Number of Holdings:	170	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Global equity sectors
Technology	32.8%
Financial Services	14.2%
Capital Goods	13.3%
Consumer Cyclicals	11.1%
Health Care	10.0%
Communication Services	9.3%
Energy	5.7%
Consumer Staples	3.3%
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIR4-ANN

MFS® Core Equity Fund
Class R6-MRGKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$59	0.55%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Core Equity Fund (fund) provided a total return of 13.03%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	13.03%	12.78%	13.75%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,691,635,987	Total Management Fee ($)#:	33,413,513
Total Number of Holdings:	170	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Global equity sectors
Technology	32.8%
Financial Services	14.2%
Capital Goods	13.3%
Consumer Cyclicals	11.1%
Health Care	10.0%
Communication Services	9.3%
Energy	5.7%
Consumer Staples	3.3%
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIR6-ANN

MFS® Research
International Fund
Class A-MRSAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$102	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Research International Fund (fund) provided a total return of 6.05%, at net asset value. This compares with a return of 13.87% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the consumer cyclicals sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the capital goods, health care, communication services and financial services sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	6.05%	6.52%	6.55%
A with initial sales charge (5.75%)	(0.05)%	5.27%	5.92%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.87%	10.15%	7.40%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	17,323,798,327	Total Management Fee ($)#:	101,512,952
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Issuer country weightings
Japan	19.5%
United Kingdom	14.7%
France	14.3%
United States	8.2%
Switzerland	7.8%
Germany	5.6%
Netherlands	5.1%
Canada	2.6%
Ireland	2.3%
Other Countries	19.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFA-ANN

MFS® Research
International Fund
Class B-MRIBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$179	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Research International Fund (fund) provided a total return of 5.28%, at net asset value. This compares with a return of 13.87% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the consumer cyclicals sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the capital goods, health care, communication services and financial services sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	5.28%	5.72%	5.76%
B with CDSC (declining over six years from 4% to 0%)×	1.28%	5.40%	5.76%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.87%	10.15%	7.40%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	17,323,798,327	Total Management Fee ($)#:	101,512,952
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Issuer country weightings
Japan	19.5%
United Kingdom	14.7%
France	14.3%
United States	8.2%
Switzerland	7.8%
Germany	5.6%
Netherlands	5.1%
Canada	2.6%
Ireland	2.3%
Other Countries	19.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFB-ANN

MFS® Research
International Fund
Class C-MRICX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$179	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Research International Fund (fund) provided a total return of 5.26%, at net asset value. This compares with a return of 13.87% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the consumer cyclicals sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the capital goods, health care, communication services and financial services sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	5.26%	5.72%	5.76%
C with CDSC (1% for 12 months)×	4.26%	5.72%	5.76%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.87%	10.15%	7.40%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	17,323,798,327	Total Management Fee ($)#:	101,512,952
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Issuer country weightings
Japan	19.5%
United Kingdom	14.7%
France	14.3%
United States	8.2%
Switzerland	7.8%
Germany	5.6%
Netherlands	5.1%
Canada	2.6%
Ireland	2.3%
Other Countries	19.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFC-ANN

MFS® Research
International Fund
Class I-MRSIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$76	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Research International Fund (fund) provided a total return of 6.31%, at net asset value. This compares with a return of 13.87% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the consumer cyclicals sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the capital goods, health care, communication services and financial services sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	6.31%	6.79%	6.82%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.87%	10.15%	7.40%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	17,323,798,327	Total Management Fee ($)#:	101,512,952
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Issuer country weightings
Japan	19.5%
United Kingdom	14.7%
France	14.3%
United States	8.2%
Switzerland	7.8%
Germany	5.6%
Netherlands	5.1%
Canada	2.6%
Ireland	2.3%
Other Countries	19.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFI-ANN

MFS® Research
International Fund
Class R1-MRSGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$179	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Research International Fund (fund) provided a total return of 5.24%, at net asset value. This compares with a return of 13.87% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the consumer cyclicals sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the capital goods, health care, communication services and financial services sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	5.24%	5.71%	5.75%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.87%	10.15%	7.40%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	17,323,798,327	Total Management Fee ($)#:	101,512,952
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Issuer country weightings
Japan	19.5%
United Kingdom	14.7%
France	14.3%
United States	8.2%
Switzerland	7.8%
Germany	5.6%
Netherlands	5.1%
Canada	2.6%
Ireland	2.3%
Other Countries	19.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFR1-ANN

MFS® Research
International Fund
Class R2-MRSRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$128	1.24%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Research International Fund (fund) provided a total return of 5.80%, at net asset value. This compares with a return of 13.87% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the consumer cyclicals sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the capital goods, health care, communication services and financial services sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	5.80%	6.26%	6.29%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.87%	10.15%	7.40%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	17,323,798,327	Total Management Fee ($)#:	101,512,952
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Issuer country weightings
Japan	19.5%
United Kingdom	14.7%
France	14.3%
United States	8.2%
Switzerland	7.8%
Germany	5.6%
Netherlands	5.1%
Canada	2.6%
Ireland	2.3%
Other Countries	19.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFR2-ANN

MFS® Research
International Fund
Class R3-MRSHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$102	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Research International Fund (fund) provided a total return of 6.03%, at net asset value. This compares with a return of 13.87% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the consumer cyclicals sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the capital goods, health care, communication services and financial services sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	6.03%	6.52%	6.55%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.87%	10.15%	7.40%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	17,323,798,327	Total Management Fee ($)#:	101,512,952
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Issuer country weightings
Japan	19.5%
United Kingdom	14.7%
France	14.3%
United States	8.2%
Switzerland	7.8%
Germany	5.6%
Netherlands	5.1%
Canada	2.6%
Ireland	2.3%
Other Countries	19.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFR3-ANN

MFS® Research
International Fund
Class R4-MRSJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$76	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Research International Fund (fund) provided a total return of 6.30%, at net asset value. This compares with a return of 13.87% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the consumer cyclicals sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the capital goods, health care, communication services and financial services sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	6.30%	6.78%	6.82%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.87%	10.15%	7.40%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	17,323,798,327	Total Management Fee ($)#:	101,512,952
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Issuer country weightings
Japan	19.5%
United Kingdom	14.7%
France	14.3%
United States	8.2%
Switzerland	7.8%
Germany	5.6%
Netherlands	5.1%
Canada	2.6%
Ireland	2.3%
Other Countries	19.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFR4-ANN

MFS® Research
International Fund
Class R6-MRSKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$66	0.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Research International Fund (fund) provided a total return of 6.43%, at net asset value. This compares with a return of 13.87% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the consumer cyclicals sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the capital goods, health care, communication services and financial services sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	6.43%	6.90%	6.93%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.87%	10.15%	7.40%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	17,323,798,327	Total Management Fee ($)#:	101,512,952
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Issuer country weightings
Japan	19.5%
United Kingdom	14.7%
France	14.3%
United States	8.2%
Switzerland	7.8%
Germany	5.6%
Netherlands	5.1%
Canada	2.6%
Ireland	2.3%
Other Countries	19.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFR6-ANN

MFS® Technology Fund
Class A-MTCAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$121	1.11%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Technology Fund (fund) provided a total return of 17.36%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 25.22%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    A combination of stock selection and the fund's overweight position in the interactive media services industry benefited relative performance.
    An underweight position within the network & telecom industry also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the computer software industry held back relative performance.
    A combination of the fund's underweight position and stock selection within the electronics industry further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	17.36%	11.46%	18.25%
A with initial sales charge (5.75%)	10.61%	10.15%	17.55%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
Standard & Poor's North American Technology Sector Index ∆	25.22%	17.09%	22.29%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,116,793,321	Total Management Fee ($)#:	14,413,035
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%
Top five industries
Computer Software	30.2%
Computer Software - Systems	21.7%
Electronics	21.1%
Interactive Media Services	20.1%
Business Services	3.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTA-ANN

MFS® Technology Fund
Class B-MTCBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$201	1.86%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Technology Fund (fund) provided a total return of 16.49%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 25.22%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    A combination of stock selection and the fund's overweight position in the interactive media services industry benefited relative performance.
    An underweight position within the network & telecom industry also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the computer software industry held back relative performance.
    A combination of the fund's underweight position and stock selection within the electronics industry further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	16.49%	10.63%	17.36%
B with CDSC (declining over six years from 4% to 0%)×	12.65%	10.40%	17.36%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
Standard & Poor's North American Technology Sector Index ∆	25.22%	17.09%	22.29%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,116,793,321	Total Management Fee ($)#:	14,413,035
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%
Top five industries
Computer Software	30.2%
Computer Software - Systems	21.7%
Electronics	21.1%
Interactive Media Services	20.1%
Business Services	3.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTB-ANN

MFS® Technology Fund
Class C-MTCCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$201	1.86%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Technology Fund (fund) provided a total return of 16.52%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 25.22%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    A combination of stock selection and the fund's overweight position in the interactive media services industry benefited relative performance.
    An underweight position within the network & telecom industry also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the computer software industry held back relative performance.
    A combination of the fund's underweight position and stock selection within the electronics industry further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	16.52%	10.63%	17.36%
C with CDSC (1% for 12 months)×	15.56%	10.63%	17.36%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
Standard & Poor's North American Technology Sector Index ∆	25.22%	17.09%	22.29%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,116,793,321	Total Management Fee ($)#:	14,413,035
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%
Top five industries
Computer Software	30.2%
Computer Software - Systems	21.7%
Electronics	21.1%
Interactive Media Services	20.1%
Business Services	3.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTC-ANN

MFS® Technology Fund
Class I-MTCIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$94	0.86%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Technology Fund (fund) provided a total return of 17.65%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 25.22%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    A combination of stock selection and the fund's overweight position in the interactive media services industry benefited relative performance.
    An underweight position within the network & telecom industry also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the computer software industry held back relative performance.
    A combination of the fund's underweight position and stock selection within the electronics industry further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	17.65%	11.74%	18.53%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
Standard & Poor's North American Technology Sector Index ∆	25.22%	17.09%	22.29%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 17.67%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,116,793,321	Total Management Fee ($)#:	14,413,035
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%
Top five industries
Computer Software	30.2%
Computer Software - Systems	21.7%
Electronics	21.1%
Interactive Media Services	20.1%
Business Services	3.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTI-ANN

MFS® Technology Fund
Class R1-MTCKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$201	1.86%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Technology Fund (fund) provided a total return of 16.49%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 25.22%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    A combination of stock selection and the fund's overweight position in the interactive media services industry benefited relative performance.
    An underweight position within the network & telecom industry also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the computer software industry held back relative performance.
    A combination of the fund's underweight position and stock selection within the electronics industry further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	16.49%	10.63%	17.36%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
Standard & Poor's North American Technology Sector Index ∆	25.22%	17.09%	22.29%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 16.51%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,116,793,321	Total Management Fee ($)#:	14,413,035
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%
Top five industries
Computer Software	30.2%
Computer Software - Systems	21.7%
Electronics	21.1%
Interactive Media Services	20.1%
Business Services	3.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTR1-ANN

MFS® Technology Fund
Class R2-MTERX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$148	1.36%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Technology Fund (fund) provided a total return of 17.08%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 25.22%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    A combination of stock selection and the fund's overweight position in the interactive media services industry benefited relative performance.
    An underweight position within the network & telecom industry also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the computer software industry held back relative performance.
    A combination of the fund's underweight position and stock selection within the electronics industry further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	17.08%	11.18%	17.94%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
Standard & Poor's North American Technology Sector Index ∆	25.22%	17.09%	22.29%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,116,793,321	Total Management Fee ($)#:	14,413,035
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%
Top five industries
Computer Software	30.2%
Computer Software - Systems	21.7%
Electronics	21.1%
Interactive Media Services	20.1%
Business Services	3.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTR2-ANN

MFS® Technology Fund
Class R3-MTCHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$121	1.11%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Technology Fund (fund) provided a total return of 17.38%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 25.22%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    A combination of stock selection and the fund's overweight position in the interactive media services industry benefited relative performance.
    An underweight position within the network & telecom industry also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the computer software industry held back relative performance.
    A combination of the fund's underweight position and stock selection within the electronics industry further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	17.38%	11.46%	18.24%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
Standard & Poor's North American Technology Sector Index ∆	25.22%	17.09%	22.29%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,116,793,321	Total Management Fee ($)#:	14,413,035
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%
Top five industries
Computer Software	30.2%
Computer Software - Systems	21.7%
Electronics	21.1%
Interactive Media Services	20.1%
Business Services	3.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTR3-ANN

MFS® Technology Fund
Class R4-MTCJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$94	0.86%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Technology Fund (fund) provided a total return of 17.68%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 25.22%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    A combination of stock selection and the fund's overweight position in the interactive media services industry benefited relative performance.
    An underweight position within the network & telecom industry also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the computer software industry held back relative performance.
    A combination of the fund's underweight position and stock selection within the electronics industry further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	17.68%	11.74%	18.54%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
Standard & Poor's North American Technology Sector Index ∆	25.22%	17.09%	22.29%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,116,793,321	Total Management Fee ($)#:	14,413,035
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%
Top five industries
Computer Software	30.2%
Computer Software - Systems	21.7%
Electronics	21.1%
Interactive Media Services	20.1%
Business Services	3.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTR4-ANN

MFS® Technology Fund
Class R6-MTCLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$84	0.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Technology Fund (fund) provided a total return of 17.76%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 25.22%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    A combination of stock selection and the fund's overweight position in the interactive media services industry benefited relative performance.
    An underweight position within the network & telecom industry also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the computer software industry held back relative performance.
    A combination of the fund's underweight position and stock selection within the electronics industry further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	17.76%	11.84%	18.65%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
Standard & Poor's North American Technology Sector Index ∆	25.22%	17.09%	22.29%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,116,793,321	Total Management Fee ($)#:	14,413,035
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%
Top five industries
Computer Software	30.2%
Computer Software - Systems	21.7%
Electronics	21.1%
Interactive Media Services	20.1%
Business Services	3.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Darrell A. Williams, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Williams are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended August 31, 2025 and 2024, audit fees billed to each Fund by Deloitte and E&Y were as follows:

Fees Billed by Deloitte		Audit Fees
	2025	2024
MFS Low Volatility Global Equity Fund	60,041	57,676
MFS U.S. Government Cash Reserve Fund	42,081	40,137
Total	102,122	97,813

Fees Billed by E&Y		Audit Fees
	2025	2024
MFS Core Equity Fund	63,202	58,182
MFS Low Volatility Equity Fund	55,177	50,345
MFS New Discovery Fund	59,924	56,324
MFS Research International Fund	65,429	60,356
MFS Technology Fund	63,202	58,182
MFS Value Fund	61,648	56,664
Total	368,582	340,053

For the fiscal years ended August 31, 2025 and 2024, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees Billed by Deloitte	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS Low Volatility Global	0	0	0	0	0	0
Equity Fund
To MFS U.S. Government Cash	0	0	0	0	0	0
Reserve Fund
Total fees billed by Deloitte	0	0	0	0	0	0
To above Funds

Fees Billed by Deloitte	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related	0	0	0	0	452,513	0
Entities of MFS Low Volatility
Global Equity Fund*
To MFS and MFS Related	0	0	0	0	452,513	0
Entities of MFS U.S.
Government Cash Reserve
Fund*
Fees Billed by Deloitte			Aggregate Fees for Non-audit Services
			2025		2024
To MFS Low Volatility Global Equity Fund,			470,440		0
MFS and MFS Related Entities#
To MFS U.S. Government Cash Reserve Fund,			470,440		0
MFS and MFS Related Entities#

Fees Billed by E&Y	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2025	2024	2025	2024	2025	2024

To MFS Core Equity Fund	0	0	632	660	0	0
To MFS Low Volatility Equity	0	0	259	267	0	0
Fund
To MFS New Discovery Fund	0	0	632	660	0	0

To MFS Research International	0	0	632	660	0	0
Fund
To MFS Technology Fund	0	0	632	660	0	0
To MFS Value Fund	0	0	632	660	0	0
Total fees billed by E&Y	0	0	3,419	3,567	0	0
To above Funds

Fees Billed by E&Y	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2025	2024	2025	2024	2025	2024

To MFS and MFS Related	0	0	0	0	153,600	3,600
Entities of MFS Core Equity
Fund*
To MFS and MFS Related	0	0	0	0	153,600	3,600
Entities of Low Volatility
Equity Fund*
To MFS and MFS Related	0	0	0	0	153,600	3,600
Entities of MFS New
Discovery Fund*
To MFS and MFS Related	0	0	0	0	153,600	3,600
Entities of MFS Research
International Fund*
To MFS and MFS Related	0	0	0	0	153,600	3,600
Entities of MFS Technology
Fund*
To MFS and MFS Related	0	0	0	0	153,600	3,600
Entities of MFS Value Fund*
Fees Billed by E&Y	Aggregate Fees for Non-audit Services
	2025	2024
To MFS Core Equity Fund, MFS and	398,283	320,200
MFS Related Entities#
To Low Volatility Equity Fund, MFS	397,910	319,807
and MFS Related Entities#
To MFS New Discovery Fund, MFS and	398,283	320,200
MFS Related Entities#
To MFS Research International Fund,	398,283	320,200
MFS and MFS Related Entities#
To MFS Technology Fund, MFS and	398,283	320,200
MFS Related Entities#
To MFS Value Fund, MFS and MFS	398,283	320,200
Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte or E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS U.S. Government Cash Reserve Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS U.S. Government Cash Reserve Fund
Portfolio of Investments − 8/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 67.3%
Fannie Mae, 4.27%, due 9/15/2025	$14,500,000	$14,476,036
Fannie Mae, 4.14%, due 12/02/2025	13,200,000	13,062,031
Federal Farm Credit Bank, 4.25%, due 9/03/2025	12,600,000	12,597,046
Federal Farm Credit Bank, 4.3%, due 10/02/2025	12,000,000	11,955,980
Federal Farm Credit Bank, 4.13%, due 12/03/2025	10,000,000	9,894,600
Federal Home Loan Bank, 4.17%, due 9/09/2025	12,700,000	12,688,429
Federal Home Loan Bank, 4.16%, due 9/24/2025	8,000,000	7,979,147
Federal Home Loan Bank, 4.25%, due 10/06/2025	26,000,000	25,893,707
Federal Home Loan Bank, 4.3%, due 10/20/2025	14,050,000	13,968,629
Federal Home Loan Bank, 4.29%, due 10/24/2025	18,000,000	17,887,375
Federal Home Loan Bank, 4.2%, due 10/31/2025	13,100,000	13,009,064
Federal Home Loan Bank, 4.22%, due 11/12/2025	13,200,000	13,090,968
Federal Home Loan Bank, 4.11%, due 12/12/2025	11,000,000	10,873,463
Freddie Mac, 4.25%, due 10/20/2025	19,900,000	19,786,780
Freddie Mac, 4.21%, due 11/03/2025	12,000,000	11,912,850
U.S. Treasury Bill, 4.27%, due 9/11/2025	22,000,000	21,974,104
U.S. Treasury Bill, 4.29%, due 9/16/2025	39,100,000	39,030,674
U.S. Treasury Bill, 4.29%, due 9/30/2025	15,000,000	14,948,513
U.S. Treasury Bill, 4.3%, due 10/09/2025	19,600,000	19,512,020
U.S. Treasury Bill, 4.22%, due 10/14/2025	14,950,000	14,875,045
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$319,416,461
Repurchase Agreements – 33.6%
BofA Securities, Inc. Repurchase Agreement, 4.32%, dated 8/29/2025, due 9/02/2025, total to be received $79,818,294 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $81,674,410)	$79,780,000	$79,780,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 4.3%, dated 8/29/2025, due 9/02/2025, total to be received $79,817,379 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $81,374,882)	79,779,262	79,779,262
Total Repurchase Agreements, at Cost and Value		$159,559,262
Other Assets, Less Liabilities – (0.9)%		(4,176,348)
Net Assets – 100.0%		$474,799,375

(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
LMMFS-ANN
1

MFS U.S. Government Cash Reserve Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 Assets
Investments in unaffiliated issuers, at cost and value	$319,416,461
Investments in unaffiliated repurchase agreements, at cost and value	159,559,262
Cash	1
Receivables for
Fund shares sold	219,324
Interest	57,308
Receivable from investment adviser and distributor	35,824
Other assets	307
Total assets	$479,288,487
Liabilities
Payables for
Distributions	$10,285
Fund shares reacquired	4,349,289
Payable to affiliates
Administrative services fee	783
Shareholder servicing costs	49,410
Payable for independent Trustees' compensation	76
Accrued expenses and other liabilities	79,269
Total liabilities	$4,489,112
Net assets	$474,799,375
Net assets consist of
Paid-in capital	$474,803,979
Total distributable earnings (loss)	(4,604)
Net assets	$474,799,375
Shares of beneficial interest outstanding	475,028,921

	Net assets	Shares outstanding	Net asset value per share
Class A	$154,267,088	154,341,201	$1.00
Class B	1,098,135	1,098,658	1.00
Class C	9,849,583	9,854,296	1.00
Class I	21,680,088	21,690,454	1.00
Class R1	6,015,471	6,018,334	1.00
Class R2	15,914,576	15,922,140	1.00
Class R3	10,788,053	10,794,713	1.00
Class R4	64,047	64,079	1.00
Class R6	255,122,334	255,245,046	1.00
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
2

MFS U.S. Government Cash Reserve Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/25 Net investment income (loss)
Income
Interest	$21,751,932
Other	145
Total investment income	$21,752,077
Expenses
Management fee	$1,933,817
Distribution and service fees	705,585
Shareholder servicing costs	364,852
Administrative services fee	75,639
Independent Trustees' compensation	13,765
Custodian fee	22,557
Shareholder communications	11,499
Audit and tax fees	52,215
Legal fees	2,887
Miscellaneous	199,392
Total expenses	$3,382,208
Reduction of expenses by investment adviser and distributor	(1,474,625)
Net expenses	$1,907,583
Net investment income (loss)	$19,844,494
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$132
Change in net assets from operations	$19,844,626
See Notes to Financial Statements
3

MFS U.S. Government Cash Reserve Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/25	8/31/24
Change in net assets
From operations
Net investment income (loss)	$19,844,494	$23,552,542
Net realized gain (loss)	132	5,130
Change in net assets from operations	$19,844,626	$23,557,672
Total distributions to shareholders	$(19,844,494)	$(23,552,542)
Change in net assets from fund share transactions	$(1,391,940)	$(2,521,603)
Total change in net assets	$(1,391,808)	$(2,516,473)
Net assets
At beginning of period	476,191,183	478,707,656
At end of period	$474,799,375	$476,191,183
See Notes to Financial Statements
4

MFS U.S. Government Cash Reserve Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05	$0.04	$0.00 (w)	$0.00
Net realized and unrealized gain (loss)	0.00 (w)	0.00 (w)	—	(0.00)(w)	0.00 (w)
Total from investment operations	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	4.15	5.06	3.83	0.28	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83	0.83	0.83	0.91	0.91
Expenses after expense reductions	0.42	0.42	0.43	0.21	0.05
Net investment income (loss)	4.08	4.95	3.74	0.33	0.00
Net assets at end of period (000 omitted)	$154,267	$154,821	$161,677	$173,514	$128,482

Class B	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05	$0.04	$0.00 (w)	$0.00
Net realized and unrealized gain (loss)	0.00 (w)	0.00 (w)	—	(0.00)(w)	0.00 (w)
Total from investment operations	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	4.15	5.06	3.83	0.28	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58	1.58	1.58	1.66	1.66
Expenses after expense reductions	0.42	0.42	0.43	0.18	0.05
Net investment income (loss)	4.14	4.95	3.68	0.25	0.00
Net assets at end of period (000 omitted)	$1,098	$2,261	$3,501	$5,194	$6,792

See Notes to Financial Statements
5

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class C	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05	$0.04	$0.00 (w)	$0.00
Net realized and unrealized gain (loss)	0.00 (w)	0.00 (w)	—	(0.00)(w)	0.00 (w)
Total from investment operations	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	4.15	5.06	3.83	0.28	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58	1.58	1.58	1.66	1.66
Expenses after expense reductions	0.42	0.42	0.43	0.25	0.05
Net investment income (loss)	4.13	4.95	3.56	0.40	0.00
Net assets at end of period (000 omitted)	$9,850	$16,698	$22,344	$43,674	$23,748

Class I	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05	$0.04	$0.00 (w)	$0.00
Net realized and unrealized gain (loss)	0.00 (w)	0.00 (w)	—	(0.00)(w)	0.00 (w)
Total from investment operations	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	4.15	5.06	3.83	0.28	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58	0.58	0.58	0.66	0.65
Expenses after expense reductions	0.42	0.42	0.43	0.20	0.05
Net investment income (loss)	4.04	4.94	3.75	0.29	0.00
Net assets at end of period (000 omitted)	$21,680	$16,666	$17,492	$17,382	$12,819

See Notes to Financial Statements
6

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05	$0.04	$0.00 (w)	$0.00
Net realized and unrealized gain (loss)	0.00 (w)	0.00 (w)	—	(0.00)(w)	0.00 (w)
Total from investment operations	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	4.15	5.06	3.82	0.28	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58	1.58	1.58	1.66	1.65
Expenses after expense reductions	0.42	0.42	0.43	0.19	0.05
Net investment income (loss)	4.09	4.94	3.70	0.27	0.00
Net assets at end of period (000 omitted)	$6,015	$6,911	$6,818	$9,298	$8,761

Class R2	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05	$0.04	$0.00 (w)	$0.00
Net realized and unrealized gain (loss)	0.00 (w)	0.00 (w)	—	(0.00)(w)	0.00 (w)
Total from investment operations	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	4.15	5.06	3.82	0.28	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08	1.08	1.08	1.16	1.16
Expenses after expense reductions	0.42	0.42	0.43	0.19	0.05
Net investment income (loss)	4.09	4.94	3.67	0.26	0.00
Net assets at end of period (000 omitted)	$15,915	$17,302	$17,342	$23,726	$26,432

See Notes to Financial Statements
7

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05	$0.04	$0.00 (w)	$0.00
Net realized and unrealized gain (loss)	0.00 (w)	0.00 (w)	—	(0.00)(w)	0.00 (w)
Total from investment operations	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	4.15	5.06	3.82	0.28	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83	0.83	0.83	0.91	0.90
Expenses after expense reductions	0.42	0.42	0.43	0.19	0.05
Net investment income (loss)	4.09	4.95	3.74	0.29	0.00
Net assets at end of period (000 omitted)	$10,788	$13,686	$19,628	$21,166	$21,266

Class R4	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05	$0.04	$0.00 (w)	$0.00
Net realized and unrealized gain (loss)	0.00 (w)	0.00 (w)	—	(0.00)(w)	0.00 (w)
Total from investment operations	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	4.16	5.05	3.83	0.28	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58	0.58	0.58	0.66	0.65
Expenses after expense reductions	0.42	0.42	0.43	0.19	0.05
Net investment income (loss)	4.08	4.94	3.77	0.27	0.00
Net assets at end of period (000 omitted)	$64	$61	$2,787	$2,684	$2,676

See Notes to Financial Statements
8

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05	$0.04	$0.01	$0.00
Net realized and unrealized gain (loss)	0.00 (w)	0.00 (w)	—	(0.01)	0.00 (w)
Total from investment operations	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	4.21	5.11	3.89	0.30	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.53	0.53	0.53	0.56	0.59
Expenses after expense reductions	0.37	0.37	0.37	0.37	0.05
Net investment income (loss)	4.13	4.99	3.85	0.99	0.00
Net assets at end of period (000 omitted)	$255,122	$247,786	$227,118	$211,381	$113

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
9

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements
(1) Business and Organization
MFS U.S. Government Cash Reserve Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:
10

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements  - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$478,975,723	$—	$478,975,723
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At August 31, 2025, the fund had investments in repurchase agreements with a gross value of $159,559,262 in the Statement of Assets and Liabilities.  The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31, 2025, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/25	Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$19,844,494	$23,552,542
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/25
Cost of investments	$478,975,723
Undistributed ordinary income	5,681
Other temporary differences	(10,285)
Total distributable earnings (loss)	$(4,604)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to
11

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements  - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/25	Year ended 8/31/24
Class A	$6,399,722	$7,784,385
Class B	66,862	144,548
Class C	490,617	843,611
Class I	887,458	811,598
Class R1	271,922	338,796
Class R2	665,449	877,023
Class R3	491,839	762,991
Class R4	2,556	115,505
Class R6	10,568,069	11,874,085
Total	$19,844,494	$23,552,542
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2025, this management fee reduction amounted to $66,864, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.37%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2025, this reduction amounted to $702,176, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD.  MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
12

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$392,587
Class B	0.75%	0.25%	1.00%	0.00%	16,167
Class C	0.75%	0.25%	1.00%	0.00%	118,919
Class R1	0.75%	0.25%	1.00%	0.00%	66,507
Class R2	0.25%	0.25%	0.50%	0.00%	81,364
Class R3	—	0.25%	0.25%	0.00%	30,041
Total Distribution and Service Fees					$705,585
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2025 based on each class's average daily net assets. MFD has agreed in writing to waive any distribution and/or service fees for Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2026. These reductions, for the year ended August 31, 2025, for Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, amounted to $392,587, $16,167, $118,919, $66,507, $81,364, and $30,041, respectively, and are included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares acquired through an exchange may be subject to a contingent deferred sales charge (CDSC) upon redemption depending on when the shares exchanged were originally purchased. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2025, were as follows:
Amount
Class A	$12,292
Class B	191
Class C	959
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2025, the fee was $182,352, which equated to 0.0377% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $182,500.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.0156% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — MFS purchased or redeemed fund shares on the dates indicated:
13

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
6/26/2024	Redemption	Class R4	2,842,000	$2,842,000
8/19/2024	Redemption	Class B	2	2
8/19/2024	Redemption	Class I	2	2
8/19/2024	Redemption	Class R2	2	2
8/19/2024	Redemption	Class R3	2	2
At August 31, 2025, MFS held 100% of the outstanding shares of Class R4.
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
	Year ended 8/31/25	Year ended 8/31/24
Shares sold
Class A	81,349,652	68,515,243
Class B	263,009	655,982
Class C	5,513,420	13,716,079
Class I	20,431,502	7,682,907
Class R1	1,067,151	1,031,907
Class R2	6,814,937	4,595,033
Class R3	7,584,233	8,179,405
Class R6	73,535,478	77,600,193
	196,559,382	181,976,749
Shares issued to shareholders in reinvestment of distributions
Class A	6,271,321	7,628,794
Class B	66,015	140,228
Class C	467,888	816,270
Class I	863,618	794,143
Class R1	271,916	338,819
Class R2	665,449	877,088
Class R3	491,839	763,613
Class R4	2,556	115,516
Class R6	10,568,069	11,875,106
	19,668,671	23,349,577
Shares reacquired
Class A	(88,175,443)	(83,004,655)
Class B	(1,492,192)	(2,037,370)
Class C	(12,832,775)	(20,181,900)
Class I	(16,278,536)	(9,303,738)
Class R1	(2,234,849)	(1,277,625)
Class R2	(8,868,574)	(5,512,430)
Class R3	(10,973,549)	(14,888,781)
Class R4	—	(2,842,000)
Class R6	(76,764,075)	(68,799,430)
	(217,619,993)	(207,847,929)
14

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements  - continued
	Year ended 8/31/25	Year ended 8/31/24
Net change
Class A	(554,470)	(6,860,618)
Class B	(1,163,168)	(1,241,160)
Class C	(6,851,467)	(5,649,551)
Class I	5,016,584	(826,688)
Class R1	(895,782)	93,101
Class R2	(1,388,188)	(40,309)
Class R3	(2,897,477)	(5,945,763)
Class R4	2,556	(2,726,484)
Class R6	7,339,472	20,675,869
	(1,391,940)	(2,521,603)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective at the close of business on May 29, 2020, the fund was closed to all purchases subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2025, the fund’s commitment fee and interest expense were $2,303 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
15

MFS U.S. Government Cash Reserve Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust I and the Shareholders of MFS U.S. Government Cash Reserve Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS U.S. Government Cash Reserve Fund (the “Fund”), including the portfolio of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 16, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
16

MFS U.S. Government Cash Reserve Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Cash Reserve Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Cash Reserve Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS U.S. Government Cash Reserve Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
18

MFS U.S. Government Cash Reserve Fund
Board Review of Investment Advisory Agreement
MFS U.S. Government Cash Reserve Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for the five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition, the Trustees noted the market conditions affecting all money market funds, in particular the low interest rate environment during portions of the three- and five -year periods, and MFS’ voluntary waiver
19

MFS U.S. Government Cash Reserve Fund
Board Review of Investment Advisory Agreement - continued
of all or a portion of its fees to ensure that the Fund avoided a negative yield during certain periods. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
20

MFS Core Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Core Equity Fund
Portfolio of Investments − 8/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 3.0%
Curtiss-Wright Corp.	45,791	$21,894,967
General Dynamics Corp.	62,781	20,376,829
General Electric Co.	158,123	43,515,449
Howmet Aerospace, Inc.	182,261	31,731,640
Leidos Holdings, Inc.	213,200	38,572,144
RTX Corp.	251,266	39,850,788
Standard Aero, Inc. (a)	202,454	5,363,006
		$201,304,823
Alcoholic Beverages – 0.1%
Constellation Brands, Inc., “A”	48,698	$7,886,154
Apparel Manufacturers – 0.1%
Amer Sports, Inc. (a)	86,171	$3,388,244
Automotive – 1.2%
Aptiv PLC (a)	607,430	$48,308,908
Goodyear Tire & Rubber Co. (a)	1,889,475	16,022,748
LKQ Corp.	455,977	14,873,970
		$79,205,626
Biotechnology – 0.1%
Exact Sciences Corp. (a)	204,112	$9,678,991
Broadcasting – 1.6%
Omnicom Group, Inc.	100,834	$7,898,327
Spotify Technology S.A. (a)	83,843	57,170,865
Walt Disney Co.	338,488	40,070,209
		$105,139,401
Brokerage & Asset Managers – 2.0%
Charles Schwab Corp.	298,650	$28,622,616
CME Group, Inc.	105,059	27,999,274
KKR & Co., Inc.	317,926	44,347,498
Raymond James Financial, Inc.	94,739	16,052,576
TPG, Inc.	257,926	15,565,834
		$132,587,798
Business Services – 3.6%
Accenture PLC, “A”	128,173	$33,321,135
Fidelity National Information Services, Inc.	225,836	15,765,611
Fiserv, Inc. (a)	128,739	17,789,155
TransUnion	989,293	87,453,501
TriNet Group, Inc.	917,073	66,414,427
Verisk Analytics, Inc., “A”	71,094	19,061,723
		$239,805,552
RGIFS-ANN

MFS Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 12.3%
Atlassian Corp. (a)	49,140	$8,736,109
Autodesk, Inc. (a)	140,146	44,103,946
Bullish, Inc. (a)	47,618	2,810,891
Cadence Design Systems, Inc. (a)	209,099	73,274,563
Guidewire Software, Inc. (a)	157,145	34,103,608
Intuit, Inc.	65,405	43,625,135
Microsoft Corp.	862,704	437,123,490
MongoDB, Inc. (a)	77,858	24,572,763
Okta, Inc. (a)	264,151	24,505,288
Salesforce, Inc.	198,562	50,881,513
SentinelOne, Inc., “A” (a)	809,411	15,265,491
Tyler Technologies, Inc. (a)	65,017	36,596,769
Vertex, Inc., “A” (a)	1,035,005	26,723,829
		$822,323,395
Computer Software - Systems – 5.3%
Apple, Inc. (s)	1,170,305	$271,674,603
Arista Networks, Inc. (a)	244,783	33,425,119
CDW Corp.	62,933	10,368,841
Insight Enterprises, Inc. (a)	300,189	39,072,600
		$354,541,163
Construction – 1.8%
CRH PLC	364,843	$41,209,017
Equity Lifestyle Properties, Inc., REIT	166,814	10,057,216
Ferguson Enterprises, Inc.	59,801	13,823,001
Mohawk Industries, Inc. (a)	116,443	15,450,821
Pulte Homes, Inc.	144,342	19,056,031
Sherwin-Williams Co.	53,684	19,639,218
		$119,235,304
Consumer Products – 1.2%
Colgate-Palmolive Co.	238,154	$20,021,607
e.l.f. Beauty, Inc. (a)	118,955	14,869,375
Kenvue, Inc.	1,095,215	22,681,903
Procter & Gamble Co.	130,984	20,569,727
		$78,142,612
Consumer Services – 1.1%
Booking Holdings, Inc.	10,774	$60,324,165
Bright Horizons Family Solutions, Inc. (a)	63,100	7,448,324
Grand Canyon Education, Inc. (a)	40,097	8,082,352
		$75,854,841
Containers – 0.2%
Smurfit Westrock PLC	262,438	$12,429,064
Electrical Equipment – 2.0%
AMETEK, Inc.	161,266	$29,801,957
Amphenol Corp., “A”	339,010	36,904,629
Emerson Electric Co.	338,641	44,700,612
W.W. Grainger, Inc.	20,885	21,166,947
		$132,574,145

MFS Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 11.2%
Advanced Energy Industries, Inc.	65,689	$9,832,329
Analog Devices, Inc.	173,264	43,542,976
Broadcom, Inc.	720,925	214,395,886
Flex Ltd. (a)	94,449	5,064,355
KLA Corp.	44,545	38,843,240
Lam Research Corp.	590,806	59,169,221
MACOM Technology Solutions Holdings, Inc. (a)	66,024	8,460,976
Monolithic Power Systems, Inc.	26,476	22,127,582
NVIDIA Corp.	1,823,728	317,656,943
NXP Semiconductors N.V.	130,726	30,701,001
		$749,794,509
Energy - Independent – 1.1%
ConocoPhillips	365,147	$36,138,599
EQT Corp.	217,662	11,283,598
Permian Resources Corp.	673,697	9,627,130
Phillips 66	64,908	8,670,411
Valero Energy Corp.	57,618	8,758,512
		$74,478,250
Energy - Integrated – 1.3%
Chevron Corp.	120,407	$19,337,364
Exxon Mobil Corp.	573,317	65,524,400
		$84,861,764
Energy - Renewables – 0.4%
First Solar, Inc. (a)	43,442	$8,479,444
GE Vernova, Inc.	33,637	20,618,472
		$29,097,916
Engineering - Construction – 0.9%
APi Group, Inc. (a)	733,651	$26,176,668
Jacobs Solutions, Inc.	234,666	34,315,209
		$60,491,877
Food & Beverages – 1.4%
Coca-Cola Europacific Partners PLC	217,358	$19,314,432
Mondelez International, Inc.	443,607	27,255,214
PepsiCo, Inc.	328,175	48,783,214
		$95,352,860
Gaming & Lodging – 0.8%
DraftKings, Inc. (a)	212,697	$10,205,202
Hilton Worldwide Holdings, Inc.	100,876	27,847,829
Viking Holdings Ltd. (a)	211,536	13,457,920
		$51,510,951
Health Maintenance Organizations – 1.0%
Cigna Group	149,395	$44,948,474
Humana, Inc.	72,290	21,951,581
		$66,900,055

MFS Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.7%
American International Group, Inc.	319,448	$25,977,511
Aon PLC	147,116	53,991,572
Arthur J. Gallagher & Co.	118,165	35,774,454
Assurant, Inc.	52,626	11,346,692
Chubb Ltd.	150,707	41,454,975
Everest Group Ltd.	32,655	11,164,091
Lincoln National Corp.	432,907	18,584,698
Principal Financial Group, Inc.	185,830	14,961,173
Selective Insurance Group, Inc.	129,365	10,120,224
Willis Towers Watson PLC	78,904	25,785,038
		$249,160,428
Interactive Media Services – 6.2%
Alphabet, Inc., “A” (s)	994,478	$211,734,311
Meta Platforms, Inc., “A”	276,712	204,407,154
		$416,141,465
Leisure & Toys – 0.7%
Brunswick Corp.	71,606	$4,553,426
Electronic Arts, Inc.	82,932	14,260,157
Hasbro, Inc.	112,589	9,138,849
Take-Two Interactive Software, Inc. (a)	67,184	15,672,012
		$43,624,444
Machinery & Tools – 2.6%
Caterpillar, Inc.	117,352	$49,175,182
Crane Co.	71,868	13,317,140
Eaton Corp. PLC	80,315	28,041,179
Nordson Corp.	114,112	25,685,470
Pentair PLC	244,320	26,271,730
Trane Technologies PLC	68,689	28,547,149
		$171,037,850
Major Banks – 4.1%
JPMorgan Chase & Co.	473,078	$142,595,171
Morgan Stanley	299,405	45,054,464
PNC Financial Services Group, Inc.	200,061	41,500,654
Wells Fargo & Co.	566,809	46,580,364
		$275,730,653
Medical & Health Technology & Services – 0.4%
McKesson Corp.	42,533	$29,204,859
Medical Equipment – 3.6%
Becton, Dickinson and Co.	232,596	$44,886,376
Bio-Techne Corp.	360,634	19,701,435
Boston Scientific Corp. (a)	339,052	35,769,986
DexCom, Inc. (a)	131,984	9,943,675
Medtronic PLC	607,587	56,390,149
STERIS PLC	82,628	20,248,818
Waters Corp. (a)	183,290	55,316,922
		$242,257,361

MFS Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.5%
Cheniere Energy, Inc.	131,061	$31,693,171
Network & Telecom – 0.4%
Motorola Solutions, Inc.	50,269	$23,750,092
Oil Services – 0.3%
Baker Hughes Co.	257,541	$11,692,361
TechnipFMC PLC	218,889	8,046,360
		$19,738,721
Other Banks & Diversified Financials – 3.5%
Hancock Whitney Corp.	180,178	$11,336,800
Mastercard, Inc., “A”	198,676	118,269,836
Moody's Corp.	67,077	34,193,171
Northern Trust Corp.	69,936	9,181,198
Pacific Premier Bancorp, Inc.	412,330	10,097,962
Popular, Inc.	148,915	18,709,681
Visa, Inc., “A”	101,520	35,712,705
		$237,501,353
Pharmaceuticals – 4.8%
AbbVie, Inc.	441,313	$92,852,255
Johnson & Johnson	635,392	112,572,401
Pfizer, Inc.	3,093,938	76,605,905
Vertex Pharmaceuticals, Inc. (a)	101,762	39,790,977
		$321,821,538
Pollution Control – 0.4%
GFL Environmental, Inc.	596,841	$29,865,924
Real Estate – 0.6%
Federal Realty Investment Trust, REIT	225,251	$22,648,988
NNN REIT, Inc.	450,084	19,313,104
		$41,962,092
Real Estate - Office – 0.1%
Highwoods Properties, Inc., REIT	306,418	$9,661,359
Real Estate - Storage – 0.4%
Extra Space Storage, Inc., REIT	72,336	$10,386,003
Rexford Industrial Realty, Inc., REIT	453,386	18,774,714
		$29,160,717
Restaurants – 1.0%
Aramark	802,155	$31,372,282
Starbucks Corp.	239,409	21,113,480
U.S. Foods Holding Corp. (a)	210,291	16,318,581
		$68,804,343

MFS Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.7%
Air Products & Chemicals, Inc.	62,160	$18,281,878
Linde PLC	56,560	27,052,082
		$45,333,960
Specialty Stores – 7.5%
Amazon.com, Inc. (a)(s)	1,392,668	$318,920,972
BJ's Wholesale Club Holdings, Inc. (a)	552,677	53,985,489
Home Depot, Inc.	178,835	72,744,713
Ross Stores, Inc.	194,691	28,650,727
Tapestry, Inc.	190,752	19,422,369
TJX Cos., Inc.	40,385	5,516,995
		$499,241,265
Telecom - Infrastructure – 1.2%
American Tower Corp., REIT	395,655	$80,654,272
Telecom Services – 0.3%
Comcast Corp., “A”	524,322	$17,811,218
Tobacco – 0.6%
Philip Morris International, Inc.	245,001	$40,947,017
Trucking – 0.1%
J.B. Hunt Transport Services, Inc.	66,923	$9,703,166
Utilities - Electric Power – 2.2%
Duke Energy Corp.	182,189	$22,316,331
Evergy, Inc.	128,975	9,190,758
Exelon Corp.	230,489	10,067,759
NextEra Energy, Inc.	259,153	18,671,974
PG&E Corp.	2,140,685	32,709,667
Sempra Energy	220,964	18,242,788
Vistra Corp.	117,532	22,226,476
Xcel Energy, Inc.	157,423	11,395,851
		$144,821,604
Total Common Stocks (Identified Cost, $4,139,817,972)		$6,666,214,167
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 4.33% (v) (Identified Cost, $20,269,198)	20,268,991	$20,271,018
Other Assets, Less Liabilities – 0.1%		5,150,802
Net Assets – 100.0%		$6,691,635,987

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $20,271,018 and
$6,666,214,167, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

MFS Core Equity Fund
Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At August 31, 2025, the fund had cash collateral of $32,046 and other liquid securities collateral with an aggregate value of $558,388. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Core Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $4,139,817,972)	$6,666,214,167
Investments in affiliated issuers, at value (identified cost, $20,269,198)	20,271,018
Deposits with brokers	32,046
Receivables for
Fund shares sold	3,441,844
Dividends	6,563,064
Other assets	3,180
Total assets	$6,696,525,319
Liabilities
Payables for
Fund shares reacquired	$2,964,849
Payable to affiliates
Investment adviser	371,162
Administrative services fee	6,006
Shareholder servicing costs	1,178,990
Distribution and service fees	95,206
Payable for independent Trustees' compensation	335
Accrued expenses and other liabilities	272,784
Total liabilities	$4,889,332
Net assets	$6,691,635,987
Net assets consist of
Paid-in capital	$3,433,988,883
Total distributable earnings (loss)	3,257,647,104
Net assets	$6,691,635,987
Shares of beneficial interest outstanding	117,118,925

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,925,638,782	53,215,306	$54.98
Class B	6,505,077	144,801	44.92
Class C	102,647,611	2,335,160	43.96
Class I	1,287,114,691	21,607,212	59.57
Class R1	7,949,378	180,797	43.97
Class R2	15,328,801	288,861	53.07
Class R3	52,423,800	956,463	54.81
Class R4	32,087,857	574,535	55.85
Class R6	2,261,939,990	37,815,790	59.81

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $58.33 [100 / 94.25 x $54.98]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Core Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$79,911,060
Dividends from affiliated issuers	2,013,779
Other	301,480
Income on securities loaned	5
Foreign taxes withheld	(134,368)
Total investment income	$82,091,956
Expenses
Management fee	$34,327,501
Distribution and service fees	8,460,160
Shareholder servicing costs	4,330,048
Administrative services fee	581,131
Independent Trustees' compensation	128,512
Custodian fee	143,709
Shareholder communications	278,697
Audit and tax fees	79,213
Legal fees	35,841
Dividend and interest expense on securities sold short	358,343
Interest expense and fees	121,946
Miscellaneous	284,575
Total expenses	$49,129,676
Reduction of expenses by investment adviser and distributor	(916,811)
Net expenses	$48,212,865
Net investment income (loss)	$33,879,091
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$848,487,740
Affiliated issuers	(2,654)
Securities sold short	(914,837)
Foreign currency	(1,190)
Net realized gain (loss)	$847,569,059
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(88,865,885)
Affiliated issuers	(7,922)
Securities sold short	1,284,294
Net unrealized gain (loss)	$(87,589,513)
Net realized and unrealized gain (loss)	$759,979,546
Change in net assets from operations	$793,858,637
See Notes to Financial Statements

MFS Core Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/25	8/31/24
Change in net assets
From operations
Net investment income (loss)	$33,879,091	$40,490,492
Net realized gain (loss)	847,569,059	435,676,184
Net unrealized gain (loss)	(87,589,513)	937,921,401
Change in net assets from operations	$793,858,637	$1,414,088,077
Total distributions to shareholders	$(503,905,097)	$(159,486,064)
Change in net assets from fund share transactions	$(571,064,807)	$(425,922,831)
Total change in net assets	$(281,111,267)	$828,679,182
Net assets
At beginning of period	6,972,747,254	6,144,068,072
At end of period	$6,691,635,987	$6,972,747,254
See Notes to Financial Statements

MFS Core Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$52.69	$43.63	$40.07	$49.38	$38.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.22	$0.25	$0.15	$0.09
Net realized and unrealized gain (loss)	6.25	9.99	4.76	(6.00)	11.50
Total from investment operations	$6.44	$10.21	$5.01	$(5.85)	$11.59
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.29)	$(0.15)	$(0.08)	$(0.15)
From net realized gain	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)
Total distributions declared to shareholders	$(4.15)	$(1.15)	$(1.45)	$(3.46)	$(0.62)
Net asset value, end of period (x)	$54.98	$52.69	$43.63	$40.07	$49.38
Total return (%) (r)(s)(t)(x)	12.67	23.92	12.97	(12.87)	30.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.89	0.90	0.92	0.92	0.94
Expenses after expense reductions	0.88	0.89	0.90	0.91	0.92
Net investment income (loss)	0.36	0.47	0.63	0.35	0.22
Portfolio turnover rate	43	30	35	25	38
Net assets at end of period (000 omitted)	$2,925,639	$2,800,060	$2,356,842	$2,156,741	$2,462,032
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.87	0.88	0.89	0.89	0.90

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class B	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$43.82	$36.52	$33.87	$42.49	$33.24
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.11)	$(0.04)	$(0.16)	$(0.19)
Net realized and unrealized gain (loss)	5.15	8.34	3.99	(5.07)	9.91
Total from investment operations	$4.98	$8.23	$3.95	$(5.23)	$9.72
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$—	$—	$—
From net realized gain	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)
Total distributions declared to shareholders	$(3.88)	$(0.93)	$(1.30)	$(3.39)	$(0.47)
Net asset value, end of period (x)	$44.92	$43.82	$36.52	$33.87	$42.49
Total return (%) (r)(s)(t)(x)	11.82	23.00	12.14	(13.52)	29.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.64	1.65	1.67	1.67	1.69
Expenses after expense reductions	1.63	1.64	1.65	1.66	1.67
Net investment income (loss)	(0.39)	(0.28)	(0.13)	(0.42)	(0.53)
Portfolio turnover rate	43	30	35	25	38
Net assets at end of period (000 omitted)	$6,505	$9,486	$11,587	$15,456	$24,861
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.62	1.63	1.64	1.64	1.65

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class C	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$42.95	$35.88	$33.30	$41.83	$32.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.16)	$(0.11)	$(0.04)	$(0.15)	$(0.19)
Net realized and unrealized gain (loss)	5.05	8.17	3.92	(4.99)	9.77
Total from investment operations	$4.89	$8.06	$3.88	$(5.14)	$9.58
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$—	$—	$—
From net realized gain	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)
Total distributions declared to shareholders	$(3.88)	$(0.99)	$(1.30)	$(3.39)	$(0.47)
Net asset value, end of period (x)	$43.96	$42.95	$35.88	$33.30	$41.83
Total return (%) (r)(s)(t)(x)	11.85	22.96	12.14	(13.51)	29.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.64	1.65	1.67	1.67	1.69
Expenses after expense reductions	1.63	1.64	1.65	1.66	1.67
Net investment income (loss)	(0.39)	(0.28)	(0.12)	(0.41)	(0.53)
Portfolio turnover rate	43	30	35	25	38
Net assets at end of period (000 omitted)	$102,648	$105,783	$99,365	$105,731	$140,242
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.62	1.63	1.64	1.64	1.65

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class I	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$56.73	$46.84	$42.90	$52.62	$40.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.37	$0.38	$0.29	$0.22
Net realized and unrealized gain (loss)	6.76	10.74	5.11	(6.44)	12.24
Total from investment operations	$7.10	$11.11	$5.49	$(6.15)	$12.46
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.36)	$(0.25)	$(0.18)	$(0.24)
From net realized gain	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)
Total distributions declared to shareholders	$(4.26)	$(1.22)	$(1.55)	$(3.57)	$(0.71)
Net asset value, end of period (x)	$59.57	$56.73	$46.84	$42.90	$52.62
Total return (%) (r)(s)(t)(x)	12.95	24.23	13.27	(12.67)	30.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.64	0.65	0.67	0.68	0.68
Expenses after expense reductions	0.63	0.64	0.65	0.66	0.67
Net investment income (loss)	0.61	0.73	0.88	0.60	0.47
Portfolio turnover rate	43	30	35	25	38
Net assets at end of period (000 omitted)	$1,287,115	$1,745,478	$1,599,892	$1,405,183	$1,416,134
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.62	0.63	0.64	0.64	0.65

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$42.97	$35.90	$33.35	$41.89	$32.77
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.16)	$(0.11)	$(0.04)	$(0.15)	$(0.19)
Net realized and unrealized gain (loss)	5.04	8.18	3.93	(5.00)	9.78
Total from investment operations	$4.88	$8.07	$3.89	$(5.15)	$9.59
Less distributions declared to shareholders
From net investment income	$(0.00)(w)	$(0.14)	$(0.04)	$—	$—
From net realized gain	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)
Total distributions declared to shareholders	$(3.88)	$(1.00)	$(1.34)	$(3.39)	$(0.47)
Net asset value, end of period (x)	$43.97	$42.97	$35.90	$33.35	$41.89
Total return (%) (r)(s)(t)(x)	11.82	22.99	12.15	(13.52)	29.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.64	1.65	1.66	1.68	1.69
Expenses after expense reductions	1.63	1.64	1.65	1.66	1.67
Net investment income (loss)	(0.39)	(0.28)	(0.12)	(0.41)	(0.53)
Portfolio turnover rate	43	30	35	25	38
Net assets at end of period (000 omitted)	$7,949	$7,533	$6,437	$2,974	$3,791
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.62	1.63	1.64	1.64	1.65

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R2	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$50.97	$42.28	$38.87	$48.04	$37.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.10	$0.15	$0.05	$(0.01)
Net realized and unrealized gain (loss)	6.04	9.67	4.62	(5.83)	11.20
Total from investment operations	$6.10	$9.77	$4.77	$(5.78)	$11.19
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.06)	$—	$(0.08)
From net realized gain	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)
Total distributions declared to shareholders	$(4.00)	$(1.08)	$(1.36)	$(3.39)	$(0.55)
Net asset value, end of period (x)	$53.07	$50.97	$42.28	$38.87	$48.04
Total return (%) (r)(s)(t)(x)	12.40	23.60	12.73	(13.08)	30.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.14	1.15	1.17	1.18	1.19
Expenses after expense reductions	1.13	1.13	1.14	1.15	1.16
Net investment income (loss)	0.11	0.23	0.39	0.11	(0.02)
Portfolio turnover rate	43	30	35	25	38
Net assets at end of period (000 omitted)	$15,329	$19,682	$19,553	$18,825	$21,214
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.12	1.12	1.13	1.13	1.14

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$52.52	$43.50	$39.94	$49.22	$38.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.22	$0.25	$0.15	$0.09
Net realized and unrealized gain (loss)	6.24	9.95	4.75	(5.98)	11.47
Total from investment operations	$6.43	$10.17	$5.00	$(5.83)	$11.56
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.29)	$(0.14)	$(0.06)	$(0.16)
From net realized gain	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)
Total distributions declared to shareholders	$(4.14)	$(1.15)	$(1.44)	$(3.45)	$(0.63)
Net asset value, end of period (x)	$54.81	$52.52	$43.50	$39.94	$49.22
Total return (%) (r)(s)(t)(x)	12.68	23.89	12.99	(12.87)	30.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.89	0.90	0.92	0.92	0.94
Expenses after expense reductions	0.88	0.89	0.90	0.91	0.92
Net investment income (loss)	0.36	0.47	0.63	0.34	0.22
Portfolio turnover rate	43	30	35	25	38
Net assets at end of period (000 omitted)	$52,424	$66,337	$63,678	$60,662	$77,453
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.87	0.88	0.89	0.89	0.90

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R4	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$53.43	$44.19	$40.56	$49.93	$38.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.34	$0.36	$0.27	$0.20
Net realized and unrealized gain (loss)	6.35	10.12	4.82	(6.08)	11.63
Total from investment operations	$6.67	$10.46	$5.18	$(5.81)	$11.83
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.36)	$(0.25)	$(0.17)	$(0.24)
From net realized gain	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)
Total distributions declared to shareholders	$(4.25)	$(1.22)	$(1.55)	$(3.56)	$(0.71)
Net asset value, end of period (x)	$55.85	$53.43	$44.19	$40.56	$49.93
Total return (%) (r)(s)(t)(x)	12.95	24.22	13.28	(12.67)	30.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.64	0.65	0.67	0.67	0.69
Expenses after expense reductions	0.63	0.64	0.65	0.66	0.67
Net investment income (loss)	0.61	0.72	0.88	0.60	0.47
Portfolio turnover rate	43	30	35	25	38
Net assets at end of period (000 omitted)	$32,088	$43,571	$39,499	$36,425	$42,883
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.62	0.63	0.64	0.64	0.65

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$56.96	$47.01	$43.06	$52.78	$40.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.41	$0.42	$0.33	$0.25
Net realized and unrealized gain (loss)	6.77	10.79	5.12	(6.45)	12.29
Total from investment operations	$7.16	$11.20	$5.54	$(6.12)	$12.54
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.39)	$(0.29)	$(0.22)	$(0.27)
From net realized gain	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)
Total distributions declared to shareholders	$(4.31)	$(1.25)	$(1.59)	$(3.60)	$(0.74)
Net asset value, end of period (x)	$59.81	$56.96	$47.01	$43.06	$52.78
Total return (%) (r)(s)(t)(x)	13.03	24.34	13.36	(12.57)	31.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.56	0.57	0.58	0.59	0.60
Expenses after expense reductions	0.55	0.56	0.56	0.57	0.59
Net investment income (loss)	0.69	0.80	0.97	0.69	0.56
Portfolio turnover rate	43	30	35	25	38
Net assets at end of period (000 omitted)	$2,261,940	$2,174,819	$1,947,215	$1,783,116	$1,905,417
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.54	0.55	0.55	0.55	0.57

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Core Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Core Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and

MFS Core Equity Fund
Notes to Financial Statements  - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,666,214,167	$—	$—	$6,666,214,167
Investment Companies	20,271,018	—	—	20,271,018
Total	$6,686,485,185	$—	$—	$6,686,485,185
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the year ended August 31, 2025, this expense amounted to $358,343. At August 31, 2025, the fund had no short sales outstanding.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase

MFS Core Equity Fund
Notes to Financial Statements  - continued
identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/25	Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$103,899,812	$44,805,056
Long-term capital gains	400,005,285	114,681,008
Total distributions	$503,905,097	$159,486,064
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Core Equity Fund
Notes to Financial Statements  - continued
As of 8/31/25
Cost of investments	$4,186,231,778
Gross appreciation	2,622,583,349
Gross depreciation	(122,329,942)
Net unrealized appreciation (depreciation)	$2,500,253,407
Undistributed ordinary income	68,697,071
Undistributed long-term capital gain	688,696,626
Total distributable earnings (loss)	$3,257,647,104
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/25	Year ended 8/31/24
Class A	$216,449,465	$61,914,228
Class B	749,730	260,679
Class C	9,484,778	2,750,920
Class I	106,695,284	42,100,257
Class R1	672,945	181,824
Class R2	1,422,432	477,863
Class R3	4,951,612	1,634,823
Class R4	2,356,476	1,071,858
Class R6	161,122,375	49,093,612
Total	$503,905,097	$159,486,064
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.65%
In excess of $500 million and up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.47%
In excess of $10 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2025, this management fee reduction amounted to $913,988, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.51% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $276,560 for the year ended August 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

MFS Core Equity Fund
Notes to Financial Statements  - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$7,026,852
Class B	0.75%	0.25%	1.00%	1.00%	78,291
Class C	0.75%	0.25%	1.00%	1.00%	1,041,310
Class R1	0.75%	0.25%	1.00%	1.00%	75,961
Class R2	0.25%	0.25%	0.50%	0.50%	85,584
Class R3	—	0.25%	0.25%	0.25%	152,162
Total Distribution and Service Fees					$8,460,160
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2025, this rebate amounted to $2,673, $16, and $134 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2025, were as follows:
Amount
Class A	$25,009
Class B	499
Class C	7,231
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2025, the fee was $544,057, which equated to 0.0082% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,785,991.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.0088% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

MFS Core Equity Fund
Notes to Financial Statements  - continued
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	1	$74
8/19/2024	Redemption	Class B	3	129
8/19/2024	Redemption	Class C	4	190
8/19/2024	Redemption	Class I	6	349
8/19/2024	Redemption	Class R1	7	281
8/19/2024	Redemption	Class R2	5	283
8/19/2024	Redemption	Class R3	3	163
8/19/2024	Redemption	Class R4	5	262
8/22/2024	Redemption	Class I	3	192
8/22/2024	Redemption	Class R1	2	98
8/22/2024	Redemption	Class R2	4	181
8/22/2024	Redemption	Class R3	4	207
During the year ended August 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $10,104,409 and $4,188,269, respectively. The sales transactions resulted in net realized gains (losses) of $1,731,369.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2025, this reimbursement amounted to $176,988, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended August 31, 2025, purchases and sales of investments, other than short sales and short-term obligations, aggregated $2,858,631,253 and $3,882,192,949, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,221,422	$218,051,067	5,612,605	$261,963,133
Class B	2,172	95,123	6,654	241,610
Class C	339,331	14,365,645	467,037	17,567,088
Class I	4,729,825	265,285,927	8,542,555	428,208,054
Class R1	16,206	682,578	25,794	973,286
Class R2	56,615	2,889,618	52,140	2,343,546
Class R3	94,478	4,914,690	130,084	6,064,345
Class R4	73,942	3,849,154	104,254	4,932,126
Class R6	5,193,420	291,064,208	5,606,728	285,873,974
	14,727,411	$801,198,010	20,547,851	$1,008,167,162

MFS Core Equity Fund
Notes to Financial Statements  - continued
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	4,031,419	$209,674,121	1,359,575	$59,957,265
Class B	17,543	749,451	7,048	259,869
Class C	210,237	8,787,912	70,660	2,554,352
Class I	1,680,668	94,537,556	702,529	33,299,871
Class R1	16,095	672,942	5,028	181,824
Class R2	28,285	1,422,432	11,181	477,863
Class R3	95,499	4,951,612	37,189	1,634,823
Class R4	44,130	2,327,418	23,871	1,065,607
Class R6	2,793,354	157,684,807	1,016,500	48,344,717
	8,917,230	$480,808,251	3,233,581	$147,776,191
Shares reacquired
Class A	(8,181,370)	$(422,167,839)	(7,846,134)	$(368,898,486)
Class B	(91,397)	(3,902,722)	(114,498)	(4,431,730)
Class C	(677,081)	(28,230,631)	(844,698)	(32,508,843)
Class I	(15,571,762)	(873,034,731)	(12,631,386)	(645,091,031)
Class R1	(26,818)	(1,104,473)	(34,811)	(1,337,542)
Class R2	(182,176)	(9,224,727)	(139,680)	(6,295,937)
Class R3	(496,485)	(25,824,723)	(368,325)	(17,419,565)
Class R4	(358,965)	(19,626,774)	(206,550)	(9,825,938)
Class R6	(8,355,705)	(469,954,448)	(9,859,738)	(496,057,112)
	(33,941,759)	$(1,853,071,068)	(32,045,820)	$(1,581,866,184)
Net change
Class A	71,471	$5,557,349	(873,954)	$(46,978,088)
Class B	(71,682)	(3,058,148)	(100,796)	(3,930,251)
Class C	(127,513)	(5,077,074)	(307,001)	(12,387,403)
Class I	(9,161,269)	(513,211,248)	(3,386,302)	(183,583,106)
Class R1	5,483	251,047	(3,989)	(182,432)
Class R2	(97,276)	(4,912,677)	(76,359)	(3,474,528)
Class R3	(306,508)	(15,958,421)	(201,052)	(9,720,397)
Class R4	(240,893)	(13,450,202)	(78,425)	(3,828,205)
Class R6	(368,931)	(21,205,433)	(3,236,510)	(161,838,421)
	(10,297,118)	$(571,064,807)	(8,264,388)	$(425,922,831)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2025, the fund’s commitment fee and interest expense were $31,751 and $52,125, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

MFS Core Equity Fund
Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended August 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$37,746,945	$1,024,769,732	$1,042,235,083	$(2,654)	$(7,922)	$20,271,018

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,013,779	$—

MFS Core Equity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Core Equity Fund and the Board of Trustees of MFS Series Trust I
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Core Equity Fund (the “Fund”) (one of the funds constituting MFS Series Trust I (the “Trust”)), including the portfolio of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust I) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2025

MFS Core Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $522,776,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 69.43% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Core Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Core Equity Fund
Board Review of Investment Advisory Agreement
MFS Core Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Core Equity Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $500 million, $2.5 billion, $5 billion and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

MFS New Discovery Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS New Discovery Fund
Portfolio of Investments − 8/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.1%
Aerospace & Defense – 4.4%
CACI International, Inc., “A” (a)	67,109	$32,193,529
Firefly Aerospace, Inc. (a)	183,327	8,317,546
Karman Holdings, Inc. (a)	257,742	13,766,000
Mirion Technologies, Inc. (a)	1,109,659	22,748,010
Standard Aero, Inc. (a)	577,794	15,305,763
		$92,330,848
Apparel Manufacturers – 0.4%
Columbia Sportswear Co.	153,853	$8,572,689
Automotive – 3.5%
ACV Auctions, Inc. (a)	1,637,818	$19,096,958
Modine Manufacturing Co. (a)	189,069	25,737,963
Visteon Corp.	226,692	28,100,740
		$72,935,661
Biotechnology – 2.3%
ABSCI Corp. (a)(l)	1,497,169	$3,578,234
Adaptive Biotechnologies Corp. (a)	967,435	12,750,793
CG Oncology, Inc. (a)	171,101	4,588,929
Exact Sciences Corp. (a)	361,731	17,153,284
Immunocore Holdings PLC, ADR (a)	304,295	9,804,385
Sanofi S.A. (a)(u)	40,783	0
		$47,875,625
Brokerage & Asset Managers – 6.5%
Etoro Group Ltd. (a)(l)	136,021	$6,039,332
GCM Grosvenor, Inc., “A”	1,367,850	17,727,336
P10, Inc.	1,513,510	18,676,713
PJT Partners, Inc.	130,316	23,326,564
StepStone Group, Inc.	656,446	40,739,039
WisdomTree Investments, Inc.	2,096,552	28,534,073
		$135,043,057
Business Services – 1.8%
ExlService Holdings, Inc. (a)	476,930	$20,879,995
TriNet Group, Inc.	232,414	16,831,422
		$37,711,417
Chemicals – 0.9%
BioLife Solutions, Inc. (a)	715,278	$17,917,714
Computer Software – 10.5%
Alkami Technology, Inc. (a)	997,414	$25,533,799
Bullish, Inc. (a)	134,283	7,926,726
CCC Intelligent Holdings, Inc. (a)	2,917,191	28,880,191
Elastic N.V. (a)	119,540	10,168,072
JFrog Ltd. (a)	690,701	34,099,908
NDFFS-ANN
1

MFS New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Kinaxis, Inc. (a)	104,388	$14,409,170
OneStream, Inc. (a)	871,946	18,127,757
Pegasystems, Inc.	587,808	31,865,072
SentinelOne, Inc., “A” (a)	803,983	15,163,119
ServiceTitan, Inc., “A” (a)	82,369	8,832,428
Vertex, Inc., “A” (a)	911,961	23,546,833
		$218,553,075
Computer Software - Systems – 1.1%
Q2 Holdings, Inc. (a)	302,501	$23,815,904
Construction – 5.1%
Independence Realty Trust, Inc., REIT	1,297,221	$23,492,672
James Hardie Industries PLC (a)	962,198	19,369,046
Knife River Corp. (a)	341,959	27,698,679
QXO, Inc. (a)	1,798,993	36,213,729
		$106,774,126
Consumer Products – 1.1%
e.l.f. Beauty, Inc. (a)	93,016	$11,627,000
ODDITY Tech Ltd. (a)	179,397	10,801,493
		$22,428,493
Consumer Services – 0.8%
Adtalem Global Education, Inc. (a)	131,130	$17,171,474
Containers – 0.9%
AptarGroup, Inc.	141,112	$19,652,668
Electrical Equipment – 3.2%
Littlefuse, Inc.	92,409	$24,010,631
nVent Electric PLC	468,211	42,321,592
		$66,332,223
Electronics – 5.1%
Advanced Energy Industries, Inc.	255,137	$38,188,906
Formfactor, Inc. (a)	918,748	26,818,254
MACOM Technology Solutions Holdings, Inc. (a)	109,835	14,075,356
nLIGHT, Inc. (a)	640,395	18,443,376
Onto Innovation, Inc. (a)	77,338	8,197,828
		$105,723,720
Energy - Independent – 1.9%
Antero Resources Corp. (a)	382,621	$12,213,262
Matador Resources Co.	270,388	13,616,740
Permian Resources Corp.	898,141	12,834,435
		$38,664,437
Energy - Renewables – 0.8%
Bloom Energy Corp. (a)	298,583	$15,806,984
2

MFS New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 2.3%
Jacobs Solutions, Inc.	80,132	$11,717,702
TopBuild Corp. (a)	87,437	36,789,992
		$48,507,694
Gaming & Lodging – 3.0%
Genius Sports Ltd. (a)	3,172,995	$40,582,606
Sportradar Group AG (a)	682,025	21,101,854
		$61,684,460
General Merchandise – 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	79,935	$10,138,955
Leisure & Toys – 2.6%
Brunswick Corp.	317,612	$20,196,947
Corsair Gaming, Inc. (a)	1,363,977	12,180,315
Patrick Industries, Inc.	191,576	21,427,775
		$53,805,037
Machinery & Tools – 4.4%
Crane Co.	174,017	$32,245,350
Flowserve Corp.	806,238	43,262,731
RB Global, Inc.	145,129	16,623,076
		$92,131,157
Medical & Health Technology & Services – 4.1%
Certara, Inc. (a)	1,085,609	$11,768,001
GeneDX Holdings Corp. (a)	139,612	18,078,358
Guardant Health, Inc. (a)	206,759	13,939,692
HealthEquity, Inc. (a)	127,840	11,419,947
Schrodinger, Inc. (a)	1,360,376	26,540,936
Tempus AI, Inc. (a)	56,384	4,277,290
		$86,024,224
Medical Equipment – 9.8%
Align Technology, Inc. (a)	138,911	$19,719,806
Bio-Techne Corp.	610,723	33,363,797
Caris Life Sciences, Inc. (a)	317,459	12,187,251
Ceribell, Inc. (a)	376,698	4,456,337
Fractyl Health, Inc. (a)	639,147	620,740
Gerresheimer AG	187,914	9,479,525
Globus Medical, Inc. (a)	541,877	33,200,804
iRhythm Technologies, Inc. (a)	99,326	16,883,433
Masimo Corp. (a)	129,720	18,123,181
Metsera, Inc. (a)(l)	145,219	5,124,779
Outset Medical, Inc. (a)	430,594	5,989,563
PROCEPT BioRobotics Corp. (a)	194,059	7,795,350
QIAGEN N.V.	315,336	14,663,124
UFP Technologies, Inc. (a)	106,075	22,292,722
		$203,900,412
Oil Services – 1.0%
TechnipFMC PLC	540,982	$19,886,498
3

MFS New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 1.2%
Miami International Holdings, Inc. (a)	201,637	$7,577,519
Viper Energy, Inc., “A”	426,238	16,983,453
		$24,560,972
Pharmaceuticals – 9.7%
Amicus Therapeutics, Inc. (a)	2,443,065	$18,542,863
Annexon, Inc. (a)	668,226	1,376,546
Ascendis Pharma, ADR (a)	109,771	21,325,212
Collegium Pharmaceutical, Inc. (a)	538,945	20,911,066
Cytokinetics, Inc. (a)	312,296	11,033,418
Harmony Biosciences Holdings (a)	437,271	16,130,927
Ionis Pharmaceuticals, Inc. (a)	351,794	14,998,737
Kiniksa Pharmaceuticals International PLC (a)	218,092	7,303,901
Kymera Therapeutics, Inc. (a)	268,614	11,066,897
Legend Biotech Corp., ADR (a)	353,267	12,268,963
Ligand Pharmaceuticals, Inc. (a)	240,630	38,912,277
Neurocrine Biosciences, Inc. (a)	116,640	16,282,944
Ultragenyx Pharmaceutical, Inc. (a)	388,060	11,626,278
		$201,780,029
Pollution Control – 0.8%
GFL Environmental, Inc.	327,104	$16,368,284
Real Estate – 0.8%
DigitalBridge Group, Inc., REIT	1,448,634	$16,528,914
Real Estate - Storage – 1.9%
STAG Industrial, Inc., REIT	300,473	$11,072,430
Terreno Realty Corp., REIT	494,129	28,545,832
		$39,618,262
Restaurants – 2.9%
Chefs' Warehouse, Inc. (a)	326,569	$20,619,567
U.S. Foods Holding Corp. (a)	311,297	24,156,647
Wingstop, Inc.	48,451	15,897,742
		$60,673,956
Trucking – 1.8%
Knight-Swift Transportation Holdings, Inc.	409,211	$17,964,363
XPO, Inc. (a)	146,513	19,002,736
		$36,967,099
Total Common Stocks (Identified Cost, $1,640,904,738)		$2,019,886,068

	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (Expiration 11/23/27) (a) (Identified Cost, $0)	$ 2.565	11/23/22	4	$1

4

MFS New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 4.33% (v) (Identified Cost, $70,816,280)	70,820,061	$70,827,143
Collateral for Securities Loaned – 0.7%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.23% (j) (Identified Cost, $13,943,500)	13,943,500	$13,943,500
Other Assets, Less Liabilities – (1.2)%		(24,277,736)
Net Assets – 100.0%		$2,080,378,976

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $70,827,143 and
$2,033,829,569, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS New Discovery Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 Assets
Investments in unaffiliated issuers, at value, including $13,263,720 of securities on loan (identified cost, $1,654,848,238)	$2,033,829,569
Investments in affiliated issuers, at value (identified cost, $70,816,280)	70,827,143
Receivables for
Investments sold	2,455,767
Fund shares sold	983,075
Interest and dividends	1,326,567
Other assets	14,448
Total assets	$2,109,436,569
Liabilities
Payable to custodian	$1,023
Payables for
Investments purchased	8,494,857
Fund shares reacquired	5,737,115
Collateral for securities loaned, at value	13,943,500
Payable to affiliates
Investment adviser	120,203
Administrative services fee	3,025
Shareholder servicing costs	467,905
Distribution and service fees	25,490
Payable for independent Trustees' compensation	688
Accrued expenses and other liabilities	263,787
Total liabilities	$29,057,593
Net assets	$2,080,378,976
Net assets consist of
Paid-in capital	$2,066,040,673
Total distributable earnings (loss)	14,338,303
Net assets	$2,080,378,976
Shares of beneficial interest outstanding	69,599,955

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$732,635,328	27,487,209	$26.65
Class B	1,372,872	86,833	15.81
Class C	15,925,204	1,002,255	15.89
Class I	241,671,787	7,408,705	32.62
Class R1	1,676,539	107,997	15.52
Class R2	13,193,875	570,055	23.14
Class R3	89,864,077	3,379,998	26.59
Class R4	26,325,537	880,669	29.89
Class R6	957,713,757	28,676,234	33.40

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $28.28 [100 / 94.25 x $26.65]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS New Discovery Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$11,051,220
Dividends from affiliated issuers	3,246,075
Income on securities loaned	614,513
Other	228,784
Foreign taxes withheld	(96,800)
Total investment income	$15,043,792
Expenses
Management fee	$18,116,019
Distribution and service fees	2,342,641
Shareholder servicing costs	1,773,388
Administrative services fee	298,984
Independent Trustees' compensation	43,401
Custodian fee	116,849
Shareholder communications	191,296
Audit and tax fees	75,075
Legal fees	11,560
Miscellaneous	241,702
Total expenses	$23,210,915
Reduction of expenses by investment adviser and distributor	(367,546)
Net expenses	$22,843,369
Net investment income (loss)	$(7,799,577)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$80,153,329
Affiliated issuers	(8,409)
Foreign currency	(1,177)
Net realized gain (loss)	$80,143,743
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$66,276,757
Affiliated issuers	(17,622)
Translation of assets and liabilities in foreign currencies	18,319
Net unrealized gain (loss)	$66,277,454
Net realized and unrealized gain (loss)	$146,421,197
Change in net assets from operations	$138,621,620
See Notes to Financial Statements
7

MFS New Discovery Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/25	8/31/24
Change in net assets
From operations
Net investment income (loss)	$(7,799,577)	$(7,444,723)
Net realized gain (loss)	80,143,743	17,546,199
Net unrealized gain (loss)	66,277,454	234,867,884
Change in net assets from operations	$138,621,620	$244,969,360
Change in net assets from fund share transactions	$(401,811,421)	$(280,111,790)
Total change in net assets	$(263,189,801)	$(35,142,430)
Net assets
At beginning of period	2,343,568,777	2,378,711,207
At end of period	$2,080,378,976	$2,343,568,777
See Notes to Financial Statements
8

MFS New Discovery Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$25.09	$22.67	$21.40	$40.53	$32.45
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$(0.12)	$(0.11)	$(0.21)	$(0.23)
Net realized and unrealized gain (loss)	1.70	2.54	1.40	(11.52)	12.20
Total from investment operations	$1.56	$2.42	$1.29	$(11.73)	$11.97
Less distributions declared to shareholders
From net realized gain	$—	$—	$(0.02)	$(7.40)	$(3.89)
Net asset value, end of period (x)	$26.65	$25.09	$22.67	$21.40	$40.53
Total return (%) (r)(s)(t)(x)	6.22	10.67	6.05	(34.20)	39.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.28	1.29	1.29	1.25	1.23
Expenses after expense reductions	1.27	1.28	1.28	1.24	1.22
Net investment income (loss)	(0.56)	(0.52)	(0.49)	(0.78)	(0.63)
Portfolio turnover rate	68	56	60	58	71
Net assets at end of period (000 omitted)	$732,635	$770,738	$745,452	$746,682	$1,171,166

Class B	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$14.99	$13.65	$12.99	$27.92	$23.55
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.20)	$(0.18)	$(0.16)	$(0.28)	$(0.36)
Net realized and unrealized gain (loss)	1.02	1.52	0.84	(7.25)	8.62
Total from investment operations	$0.82	$1.34	$0.68	$(7.53)	$8.26
Less distributions declared to shareholders
From net realized gain	$—	$—	$(0.02)	$(7.40)	$(3.89)
Net asset value, end of period (x)	$15.81	$14.99	$13.65	$12.99	$27.92
Total return (%) (r)(s)(t)(x)	5.47	9.82	5.27	(34.71)	38.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.03	2.04	2.04	2.00	1.99
Expenses after expense reductions	2.02	2.03	2.03	1.98	1.98
Net investment income (loss)	(1.32)	(1.29)	(1.26)	(1.58)	(1.40)
Portfolio turnover rate	68	56	60	58	71
Net assets at end of period (000 omitted)	$1,373	$2,822	$4,479	$6,854	$16,701

See Notes to Financial Statements
9

MFS New Discovery Fund
Financial Highlights - continued
Class C	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$15.07	$13.72	$13.05	$28.02	$23.62
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.20)	$(0.18)	$(0.16)	$(0.27)	$(0.36)
Net realized and unrealized gain (loss)	1.02	1.53	0.85	(7.30)	8.65
Total from investment operations	$0.82	$1.35	$0.69	$(7.57)	$8.29
Less distributions declared to shareholders
From net realized gain	$—	$—	$(0.02)	$(7.40)	$(3.89)
Net asset value, end of period (x)	$15.89	$15.07	$13.72	$13.05	$28.02
Total return (%) (r)(s)(t)(x)	5.44	9.84	5.32	(34.73)	38.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.03	2.04	2.04	2.00	1.99
Expenses after expense reductions	2.02	2.03	2.03	1.98	1.98
Net investment income (loss)	(1.32)	(1.28)	(1.25)	(1.56)	(1.40)
Portfolio turnover rate	68	56	60	58	71
Net assets at end of period (000 omitted)	$15,925	$20,288	$24,732	$29,033	$56,833

Class I	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$30.63	$27.61	$25.98	$47.41	$37.30
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.08)	$(0.06)	$(0.19)	$(0.16)
Net realized and unrealized gain (loss)	2.09	3.10	1.71	(13.84)	14.16
Total from investment operations	$1.99	$3.02	$1.65	$(14.03)	$14.00
Less distributions declared to shareholders
From net realized gain	$—	$—	$(0.02)	$(7.40)	$(3.89)
Net asset value, end of period (x)	$32.62	$30.63	$27.61	$25.98	$47.41
Total return (%) (r)(s)(t)(x)	6.50	10.94	6.37	(34.07)	39.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03	1.04	1.04	1.00	0.98
Expenses after expense reductions	1.02	1.03	1.03	0.98	0.97
Net investment income (loss)	(0.31)	(0.28)	(0.25)	(0.56)	(0.37)
Portfolio turnover rate	68	56	60	58	71
Net assets at end of period (000 omitted)	$241,672	$262,354	$298,827	$328,438	$621,379

See Notes to Financial Statements
10

MFS New Discovery Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$14.72	$13.40	$12.75	$27.56	$23.29
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.19)	$(0.17)	$(0.16)	$(0.26)	$(0.35)
Net realized and unrealized gain (loss)	0.99	1.49	0.83	(7.15)	8.51
Total from investment operations	$0.80	$1.32	$0.67	$(7.41)	$8.16
Less distributions declared to shareholders
From net realized gain	$—	$—	$(0.02)	$(7.40)	$(3.89)
Net asset value, end of period (x)	$15.52	$14.72	$13.40	$12.75	$27.56
Total return (%) (r)(s)(t)(x)	5.43	9.85	5.29	(34.73)	38.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.03	2.04	2.04	2.00	1.99
Expenses after expense reductions	2.02	2.03	2.03	1.99	1.97
Net investment income (loss)	(1.31)	(1.28)	(1.26)	(1.54)	(1.39)
Portfolio turnover rate	68	56	60	58	71
Net assets at end of period (000 omitted)	$1,677	$1,928	$2,305	$3,296	$5,923

Class R2	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$21.84	$19.78	$18.72	$36.54	$29.65
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.18)	$(0.16)	$(0.14)	$(0.26)	$(0.30)
Net realized and unrealized gain (loss)	1.48	2.22	1.22	(10.16)	11.08
Total from investment operations	$1.30	$2.06	$1.08	$(10.42)	$10.78
Less distributions declared to shareholders
From net realized gain	$—	$—	$(0.02)	$(7.40)	$(3.89)
Net asset value, end of period (x)	$23.14	$21.84	$19.78	$18.72	$36.54
Total return (%) (r)(s)(t)(x)	5.95	10.41	5.79	(34.38)	38.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.53	1.54	1.54	1.50	1.49
Expenses after expense reductions	1.52	1.53	1.53	1.48	1.47
Net investment income (loss)	(0.81)	(0.78)	(0.74)	(1.05)	(0.89)
Portfolio turnover rate	68	56	60	58	71
Net assets at end of period (000 omitted)	$13,194	$15,295	$17,722	$18,975	$34,688

See Notes to Financial Statements
11

MFS New Discovery Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$25.03	$22.61	$21.34	$40.45	$32.39
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$(0.12)	$(0.11)	$(0.21)	$(0.22)
Net realized and unrealized gain (loss)	1.70	2.54	1.40	(11.50)	12.17
Total from investment operations	$1.56	$2.42	$1.29	$(11.71)	$11.95
Less distributions declared to shareholders
From net realized gain	$—	$—	$(0.02)	$(7.40)	$(3.89)
Net asset value, end of period (x)	$26.59	$25.03	$22.61	$21.34	$40.45
Total return (%) (r)(s)(t)(x)	6.23	10.70	6.07	(34.22)	39.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.28	1.29	1.29	1.25	1.23
Expenses after expense reductions	1.27	1.28	1.28	1.24	1.22
Net investment income (loss)	(0.56)	(0.53)	(0.49)	(0.78)	(0.61)
Portfolio turnover rate	68	56	60	58	71
Net assets at end of period (000 omitted)	$89,864	$101,597	$106,615	$109,206	$178,005

Class R4	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$28.07	$25.30	$23.81	$44.11	$34.94
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.07)	$(0.05)	$(0.16)	$(0.15)
Net realized and unrealized gain (loss)	1.91	2.84	1.56	(12.74)	13.21
Total from investment operations	$1.82	$2.77	$1.51	$(12.90)	$13.06
Less distributions declared to shareholders
From net realized gain	$—	$—	$(0.02)	$(7.40)	$(3.89)
Net asset value, end of period (x)	$29.89	$28.07	$25.30	$23.81	$44.11
Total return (%) (r)(s)(t)(x)	6.48	10.95	6.36	(34.06)	39.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03	1.04	1.04	1.00	0.99
Expenses after expense reductions	1.02	1.03	1.03	0.99	0.97
Net investment income (loss)	(0.32)	(0.28)	(0.22)	(0.52)	(0.37)
Portfolio turnover rate	68	56	60	58	71
Net assets at end of period (000 omitted)	$26,326	$38,702	$40,709	$17,820	$27,863

See Notes to Financial Statements
12

MFS New Discovery Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$31.32	$28.19	$26.50	$48.14	$37.79
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.04)	$(0.03)	$(0.12)	$(0.12)
Net realized and unrealized gain (loss)	2.14	3.17	1.74	(14.12)	14.36
Total from investment operations	$2.08	$3.13	$1.71	$(14.24)	$14.24
Less distributions declared to shareholders
From net realized gain	$—	$—	$(0.02)	$(7.40)	$(3.89)
Net asset value, end of period (x)	$33.40	$31.32	$28.19	$26.50	$48.14
Total return (%) (r)(s)(t)(x)	6.64	11.10	6.47	(33.98)	39.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91	0.92	0.91	0.89	0.89
Expenses after expense reductions	0.89	0.90	0.89	0.88	0.88
Net investment income (loss)	(0.19)	(0.15)	(0.11)	(0.36)	(0.28)
Portfolio turnover rate	68	56	60	58	71
Net assets at end of period (000 omitted)	$957,714	$1,129,844	$1,137,870	$1,087,826	$1,248,511

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS New Discovery Fund
Notes to Financial Statements
(1) Business and Organization
MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and
14

MFS New Discovery Fund
Notes to Financial Statements  - continued
procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,799,123,273	$1	$0	$1,799,123,274
United Kingdom	50,386,991	—	—	50,386,991
Canada	47,400,529	—	—	47,400,529
Germany	24,142,649	—	—	24,142,649
Denmark	21,325,212	—	—	21,325,212
Switzerland	21,101,854	—	—	21,101,854
Australia	19,369,046	—	—	19,369,046
Israel	16,840,825	—	—	16,840,825
China	12,268,963	—	—	12,268,963
Other Countries	7,926,726	—	—	7,926,726
Investment Companies	84,770,643	—	—	84,770,643
Total	$2,104,656,711	$1	$0	$2,104,656,712
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/24	$—
Received as part of a corporate action	0
Balance as of 8/31/25	$0
At August 31, 2025, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign
15

MFS New Discovery Fund
Notes to Financial Statements  - continued
exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $13,263,720.  The fair value of the fund's investment securities on loan and a related liability of $13,943,500 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
16

MFS New Discovery Fund
Notes to Financial Statements  - continued
Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.
The fund declared no distributions for the years ended August 31, 2025 and August 31, 2024.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/25
Cost of investments	$1,760,007,760
Gross appreciation	462,192,997
Gross depreciation	(117,544,045)
Net unrealized appreciation (depreciation)	$344,648,952
Capital loss carryforwards	(325,514,919)
Late year ordinary loss deferral	(4,812,741)
Other temporary differences	17,011
Total distributable earnings (loss)	$14,338,303
As of August 31, 2025, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(44,867,674)
Long-Term	(280,647,245)
Total	$(325,514,919)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2025, this management fee reduction amounted to $295,609, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.83% of the fund's average daily net assets.
Effective August 1, 2025, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.21%	1.96%	1.96%	0.96%	1.96%	1.46%	1.21%	0.96%	0.85%
17

MFS New Discovery Fund
Notes to Financial Statements  - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2026. For the period from August 1, 2025 through August 31, 2025, this reduction amounted to $71,356, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $93,847 for the year ended August 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,831,006
Class B	0.75%	0.25%	1.00%	1.00%	20,685
Class C	0.75%	0.25%	1.00%	1.00%	173,384
Class R1	0.75%	0.25%	1.00%	1.00%	17,112
Class R2	0.25%	0.25%	0.50%	0.50%	68,286
Class R3	—	0.25%	0.25%	0.25%	232,168
Total Distribution and Service Fees					$2,342,641
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2025, this rebate amounted to $560, $5, and $16 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2025, were as follows:
Amount
Class A	$16,624
Class B	397
Class C	928
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2025, the fee was $267,056, which equated to 0.0125% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,506,332.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.0140% of the fund's average daily net assets.
18

MFS New Discovery Fund
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class B	10	$143
8/19/2024	Redemption	Class I	5	137
8/19/2024	Redemption	Class R1	10	141
8/19/2024	Redemption	Class R2	5	104
8/19/2024	Redemption	Class R3	7	169
8/19/2024	Redemption	Class R4	3	86
During the year ended August 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $553,254 and $11,916,380, respectively. The sales transactions resulted in net realized gains (losses) of $4,518,587.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2025, this reimbursement amounted to $228,211, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended August 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $1,400,395,746 and $1,787,272,475, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,680,781	$66,688,063	3,805,708	$87,987,609
Class B	358	5,209	407	5,228
Class C	70,891	1,062,887	158,578	2,198,544
Class I	1,497,878	45,797,102	1,913,081	54,137,563
Class R1	11,606	171,207	14,154	191,892
Class R2	74,372	1,618,716	128,013	2,581,354
Class R3	381,130	9,475,451	616,319	14,338,012
Class R4	244,693	6,817,709	381,677	9,784,475
Class R6	4,938,404	145,492,138	5,405,348	153,055,070
	9,900,113	$277,128,482	12,423,285	$324,279,747
19

MFS New Discovery Fund
Notes to Financial Statements  - continued
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(5,914,851)	$(147,882,960)	(5,968,213)	$(138,757,311)
Class B	(101,719)	(1,505,513)	(140,366)	(1,923,172)
Class C	(414,899)	(6,228,412)	(615,077)	(8,612,061)
Class I	(2,655,141)	(80,783,134)	(4,171,993)	(118,698,612)
Class R1	(34,574)	(507,181)	(55,204)	(721,861)
Class R2	(204,658)	(4,377,717)	(323,467)	(6,664,579)
Class R3	(1,060,878)	(26,378,674)	(1,271,390)	(29,570,392)
Class R4	(742,990)	(20,983,637)	(611,932)	(15,981,963)
Class R6	(12,338,428)	(390,292,675)	(9,689,816)	(283,461,586)
	(23,468,138)	$(678,939,903)	(22,847,458)	$(604,391,537)
Net change
Class A	(3,234,070)	$(81,194,897)	(2,162,505)	$(50,769,702)
Class B	(101,361)	(1,500,304)	(139,959)	(1,917,944)
Class C	(344,008)	(5,165,525)	(456,499)	(6,413,517)
Class I	(1,157,263)	(34,986,032)	(2,258,912)	(64,561,049)
Class R1	(22,968)	(335,974)	(41,050)	(529,969)
Class R2	(130,286)	(2,759,001)	(195,454)	(4,083,225)
Class R3	(679,748)	(16,903,223)	(655,071)	(15,232,380)
Class R4	(498,297)	(14,165,928)	(230,255)	(6,197,488)
Class R6	(7,400,024)	(244,800,537)	(4,284,468)	(130,406,516)
	(13,568,025)	$(401,811,421)	(10,424,173)	$(280,111,790)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 6%, 5%, 4%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2025, the fund’s commitment fee and interest expense were $10,671 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
20

MFS New Discovery Fund
Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended August 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$73,609,649	$708,049,675	$710,806,150	$(8,409)	$(17,622)	$70,827,143

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,246,075	$—
21

MFS New Discovery Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS New Discovery Fund and the Board of Trustees of MFS Series Trust I
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS New Discovery Fund (the “Fund”) (one of the funds constituting MFS Series Trust I (the “Trust”)), including the portfolio of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust I) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2025
22

MFS New Discovery Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026.
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
24

MFS New Discovery Fund
Board Review of Investment Advisory Agreement
MFS New Discovery Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund.  In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance.  In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings.  After reviewing these and related factors, the Trustees concluded, within the context
25

MFS New Discovery Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median. The Trustees also noted that MFS has agreed to implement an expense limitation for the Fund effective August 1, 2025, which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
26

MFS Research International Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Research International Fund
Portfolio of Investments − 8/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 2.4%
MTU Aero Engines Holding AG	550,148	$245,218,488
Thales S.A.	665,859	175,428,180
		$420,646,668
Airlines – 0.7%
Ryanair Holdings PLC, ADR	1,944,097	$123,391,837
Alcoholic Beverages – 2.2%
Davide Campari-Milano N.V.	16,817,142	$126,466,866
Kirin Holdings Co. Ltd.	6,478,700	94,146,262
Pernod Ricard S.A.	1,434,775	163,154,389
		$383,767,517
Apparel Manufacturers – 2.7%
Burberry Group PLC (a)	2,598,068	$45,070,720
Compagnie Financiere Richemont S.A.	1,021,946	178,487,725
LVMH Moet Hennessy Louis Vuitton SE	417,271	246,084,124
		$469,642,569
Automotive – 1.6%
Compagnie Generale des Etablissements Michelin	2,676,684	$96,855,819
DENSO Corp.	3,168,600	45,277,722
Suzuki Motor Corp.	10,111,900	133,468,873
		$275,602,414
Biotechnology – 0.8%
CSL Ltd.	996,893	$138,892,940
Broadcasting – 0.9%
Spotify Technology S.A. (a)	232,168	$158,310,716
Brokerage & Asset Managers – 5.6%
B3 S.A. - Brasil Bolsa Balcao	46,771,700	$111,972,236
Barclays PLC	74,073,485	360,824,205
Euronext N.V.	2,007,539	331,390,231
London Stock Exchange Group PLC	1,326,492	164,371,812
		$968,558,484
Computer Software – 2.6%
Cadence Design Systems, Inc. (a)	512,921	$179,742,906
Constellation Software, Inc.	70,588	233,880,220
SAP SE	114,203	30,956,528
		$444,579,654
Computer Software - Systems – 4.7%
Amadeus IT Group S.A.	2,007,989	$168,198,860
Fujitsu Ltd.	5,414,700	131,468,822
Hitachi Ltd.	15,159,400	408,412,901
RIFFS-ANN
1

MFS Research International Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Samsung Electronics Co. Ltd.	2,097,979	$104,974,271
		$813,054,854
Construction – 1.4%
James Hardie Industries PLC, GDR (a)	4,881,104	$99,146,651
Techtronic Industries Co. Ltd.	10,614,500	135,995,388
		$235,142,039
Consumer Products – 0.7%
Kao Corp.	2,733,000	$123,903,591
Electrical Equipment – 5.6%
Legrand S.A.	1,721,859	$262,073,783
Mitsubishi Electric Corp.	10,020,200	241,393,469
Schneider Electric SE	1,896,475	466,034,968
		$969,502,220
Electronics – 3.9%
ASML Holding N.V.	347,281	$258,640,395
DISCO Corp.	130,400	36,205,977
Taiwan Semiconductor Manufacturing Co. Ltd.	6,460,326	243,222,915
Tokyo Electron Ltd.	942,500	128,658,492
		$666,727,779
Energy - Independent – 0.5%
Reliance Industries Ltd.	5,749,964	$88,455,821
Energy - Integrated – 3.6%
Eni S.p.A.	9,775,912	$174,320,289
Galp Energia SGPS S.A., “B”	9,010,298	174,983,033
TotalEnergies SE	4,267,911	267,127,028
		$616,430,350
Engineering - Construction – 0.6%
Taisei Corp.	1,550,800	$105,012,034
Food & Beverages – 2.5%
Nestle S.A.	3,667,363	$345,538,332
Novozymes A.S.	1,442,021	91,664,507
		$437,202,839
Food & Drug Stores – 0.9%
Alimentation Couche-Tard, Inc.	1,294,952	$65,636,297
Jeronimo Martins SGPS S.A.	3,773,887	93,334,579
		$158,970,876
Gaming & Lodging – 1.1%
Aristocrat Leisure Ltd.	1,614,197	$76,811,641
Sands China Ltd.	16,880,000	43,913,856
Whitbread PLC	1,812,490	77,044,985
		$197,770,482
2

MFS Research International Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 5.8%
AIA Group Ltd.	15,343,400	$145,194,774
Aon PLC	533,430	195,768,810
Beazley PLC	19,149,927	202,793,592
Hiscox Ltd.	8,381,438	147,834,961
Samsung Fire & Marine Insurance Co. Ltd.	214,831	68,609,936
Sompo Holdings, Inc.	3,584,100	116,018,943
Willis Towers Watson PLC	403,424	131,834,929
		$1,008,055,945
Leisure & Toys – 1.7%
Capcom Co. Ltd.	1,494,200	$40,721,792
Sony Group Corp.	8,183,300	225,831,358
Yamaha Corp.	4,244,700	27,708,288
		$294,261,438
Machinery & Tools – 5.4%
Atlas Copco AB, “A”	10,002,817	$159,588,501
Daikin Industries Ltd.	1,103,300	138,960,276
GEA Group AG	1,878,283	136,678,470
RB Global, Inc. (l)	1,232,204	141,142,470
Spirax Group PLC	1,200,551	118,373,371
Toyota Industries Corp.	1,217,900	135,418,910
Weir Group PLC	3,362,367	111,978,313
		$942,140,311
Major Banks – 11.2%
ABN AMRO Group N.V., GDR	9,840,273	$283,774,108
Banco Bradesco S.A., ADR	40,939,580	127,322,094
Bank of Ireland Group PLC	18,028,895	266,602,906
BNP Paribas S.A.	3,067,907	275,753,936
Erste Group Bank AG	1,126,399	107,135,031
Mitsubishi UFJ Financial Group, Inc.	18,998,300	287,140,053
NatWest Group PLC	46,593,210	321,552,245
UBS Group AG	6,708,674	271,482,677
		$1,940,763,050
Medical Equipment – 2.1%
ConvaTec Group PLC	37,324,645	$119,359,923
Qiagen N.V.	3,136,656	145,718,763
Terumo Corp.	5,003,100	90,880,564
		$355,959,250
Metals & Mining – 1.9%
Glencore PLC	31,882,538	$125,916,082
Mitsui & Co. Ltd.	6,649,400	153,173,372
Rio Tinto PLC	690,550	43,325,977
		$322,415,431
Natural Gas - Distribution – 0.2%
China Resources Gas Group Ltd.	16,134,100	$41,434,761
Natural Gas - Pipeline – 0.3%
APA Group	8,900,693	$51,318,753
3

MFS Research International Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 2.3%
HDFC Bank Ltd.	16,579,618	$178,672,780
Mastercard, Inc., “A”	376,955	224,397,542
		$403,070,322
Pharmaceuticals – 6.9%
Daiichi Sankyo Co. Ltd.	8,562,500	$204,330,920
Merck KGaA	980,636	124,246,735
Novo Nordisk A.S., “B”	4,223,848	237,515,737
Roche Holding AG	1,365,198	444,118,027
Sanofi	1,847,846	182,650,044
		$1,192,861,463
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	1,031,269	$129,817,407
Real Estate – 0.4%
LEG Immobilien SE	784,140	$65,637,487
Specialty Chemicals – 5.3%
Akzo Nobel N.V.	1,293,383	$89,274,588
Croda International PLC	2,424,631	82,190,437
Linde PLC	802,701	383,923,861
Shin-Etsu Chemical Co. Ltd.	4,758,500	147,558,671
Sika AG	457,380	106,035,106
Symrise AG	1,152,063	111,570,749
		$920,553,412
Specialty Stores – 1.6%
NEXT PLC	629,580	$101,729,898
Pan Pacific International Holdings Corp.	5,072,000	183,243,300
		$284,973,198
Telecom - Infrastructure – 0.7%
Cellnex Telecom S.A.	3,620,474	$128,719,644
Telecom Services – 2.4%
Advanced Info Service Public Co. Ltd.	10,097,100	$91,324,288
Hellenic Telecommunications Organization S.A.	1,478,720	27,506,274
KDDI Corp.	10,094,400	174,885,160
Koninklijke KPN N.V.	25,300,417	120,645,340
		$414,361,062
Tobacco – 1.8%
British American Tobacco PLC	5,546,124	$313,713,452
Utilities - Electric Power – 2.2%
CLP Holdings Ltd.	6,462,500	$54,589,907
E.ON SE	6,401,138	114,165,088
National Grid PLC	14,799,842	208,236,048
		$376,991,043
Total Common Stocks (Identified Cost, $11,813,390,983)		$16,982,613,113
4

MFS Research International Fund
Portfolio of Investments – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	105,955	$0

Mutual Funds (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 4.33% (v) (Identified Cost, $290,675,911)	290,674,057	$290,703,125
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.23% (j) (Identified Cost, $36,135,000)	36,135,000	$36,135,000
Other Assets, Less Liabilities – 0.1%		14,347,089
Net Assets – 100.0%		$17,323,798,327

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $290,703,125 and
$17,018,748,113, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Research International Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 Assets
Investments in unaffiliated issuers, at value, including $34,378,688 of securities on loan (identified cost, $11,849,525,983)	$17,018,748,113
Investments in affiliated issuers, at value (identified cost, $290,675,911)	290,703,125
Foreign currency, at value (identified cost, $9,800,356)	9,814,195
Receivables for
Fund shares sold	4,206,692
Interest and dividends	87,089,740
Other assets	6,981
Total assets	$17,410,568,846
Liabilities
Payables for
Investments purchased	$15,163,599
Fund shares reacquired	2,355,549
Collateral for securities loaned, at value	36,135,000
Payable to affiliates
Investment adviser	1,166,749
Administrative services fee	6,006
Shareholder servicing costs	762,253
Distribution and service fees	25,353
Payable for independent Trustees' compensation	1,977
Deferred foreign capital gains tax expense payable	29,766,602
Accrued expenses and other liabilities	1,387,431
Total liabilities	$86,770,519
Net assets	$17,323,798,327
Net assets consist of
Paid-in capital	$11,802,500,968
Total distributable earnings (loss)	5,521,297,359
Net assets	$17,323,798,327
Shares of beneficial interest outstanding	671,529,697

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$712,029,349	27,544,463	$25.85
Class B	215,001	8,548	25.15
Class C	8,882,935	367,608	24.16
Class I	1,329,133,666	49,410,315	26.90
Class R1	970,295	41,040	23.64
Class R2	57,087,536	2,293,266	24.89
Class R3	54,410,024	2,129,369	25.55
Class R4	32,346,020	1,247,306	25.93
Class R6	15,128,723,501	588,487,782	25.71

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $27.43 [100 / 94.25 x $25.85]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Research International Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$435,718,647
Dividends from affiliated issuers	10,361,417
Income on securities loaned	131,215
Interest	44,906
Other	7,281
Foreign taxes withheld	(30,670,610)
Total investment income	$415,592,856
Expenses
Management fee	$103,796,415
Distribution and service fees	2,322,633
Shareholder servicing costs	2,447,903
Administrative services fee	581,131
Independent Trustees' compensation	153,902
Custodian fee	1,663,279
Shareholder communications	198,139
Audit and tax fees	91,776
Legal fees	91,120
Miscellaneous	542,728
Total expenses	$111,889,026
Reduction of expenses by investment adviser and distributor	(2,283,590)
Net expenses	$109,605,436
Net investment income (loss)	$305,987,420
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $2,846,955 foreign capital gains tax)	$767,821,763
Affiliated issuers	42,223
Foreign currency	288,173
Net realized gain (loss)	$768,152,159
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $18,698,887 increase in deferred foreign capital gains tax)	$(54,051,688)
Affiliated issuers	(7,475)
Translation of assets and liabilities in foreign currencies	1,633,984
Net unrealized gain (loss)	$(52,425,179)
Net realized and unrealized gain (loss)	$715,726,980
Change in net assets from operations	$1,021,714,400
See Notes to Financial Statements
7

MFS Research International Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/25	8/31/24
Change in net assets
From operations
Net investment income (loss)	$305,987,420	$284,070,117
Net realized gain (loss)	768,152,159	26,045,172
Net unrealized gain (loss)	(52,425,179)	2,216,371,122
Change in net assets from operations	$1,021,714,400	$2,526,486,411
Total distributions to shareholders	$(330,003,411)	$(293,003,116)
Change in net assets from fund share transactions	$(372,168,831)	$(1,283,380,612)
Total change in net assets	$319,542,158	$950,102,683
Net assets
At beginning of period	17,004,256,169	16,054,153,486
At end of period	$17,323,798,327	$17,004,256,169
See Notes to Financial Statements
8

MFS Research International Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$24.80	$21.64	$19.29	$24.78	$20.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.37	$0.32	$0.37	$0.28	$0.21
Net realized and unrealized gain (loss)	1.09	3.17	2.25	(5.52)	4.64
Total from investment operations	$1.46	$3.49	$2.62	$(5.24)	$4.85
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.33)	$(0.27)	$(0.25)	$(0.16)
Net asset value, end of period (x)	$25.85	$24.80	$21.64	$19.29	$24.78
Total return (%) (r)(s)(t)(x)	6.05	16.34	13.71	(21.34)	24.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00	1.00	1.05	1.02	1.02
Expenses after expense reductions	0.99	0.98	1.03	1.00	1.00
Net investment income (loss)	1.53	1.44	1.81	1.24	0.93
Portfolio turnover rate	27	17	16	15	19
Net assets at end of period (000 omitted)	$712,029	$742,775	$694,592	$651,907	$963,468
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	0.99	1.00	N/A	N/A

See Notes to Financial Statements
9

MFS Research International Fund
Financial Highlights - continued
Class B	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$24.04	$20.92	$18.60	$23.88	$19.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.13	$0.19	$0.08	$0.04
Net realized and unrealized gain (loss)	1.10	3.09	2.20	(5.31)	4.48
Total from investment operations	$1.25	$3.22	$2.39	$(5.23)	$4.52
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.10)	$(0.07)	$(0.05)	$—
Net asset value, end of period (x)	$25.15	$24.04	$20.92	$18.60	$23.88
Total return (%) (r)(s)(t)(x)	5.28	15.46	12.86	(21.95)	23.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75	1.75	1.79	1.77	1.77
Expenses after expense reductions	1.74	1.73	1.78	1.75	1.76
Net investment income (loss)	0.66	0.60	0.98	0.39	0.17
Portfolio turnover rate	27	17	16	15	19
Net assets at end of period (000 omitted)	$215	$453	$748	$1,101	$2,211
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	1.74	1.75	N/A	N/A

Class C	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$23.19	$20.25	$18.08	$23.25	$18.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.15	$0.20	$0.10	$0.03
Net realized and unrealized gain (loss)	1.04	2.96	2.11	(5.18)	4.37
Total from investment operations	$1.20	$3.11	$2.31	$(5.08)	$4.40
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.17)	$(0.14)	$(0.09)	$—
Net asset value, end of period (x)	$24.16	$23.19	$20.25	$18.08	$23.25
Total return (%) (r)(s)(t)(x)	5.26	15.48	12.84	(21.95)	23.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75	1.75	1.80	1.77	1.77
Expenses after expense reductions	1.74	1.73	1.78	1.75	1.75
Net investment income (loss)	0.69	0.69	1.05	0.46	0.16
Portfolio turnover rate	27	17	16	15	19
Net assets at end of period (000 omitted)	$8,883	$12,726	$12,732	$11,050	$15,664
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	1.74	1.75	N/A	N/A

See Notes to Financial Statements
10

MFS Research International Fund
Financial Highlights - continued
Class I	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$25.79	$22.48	$20.03	$25.74	$20.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.39	$0.44	$0.35	$0.28
Net realized and unrealized gain (loss)	1.13	3.31	2.33	(5.73)	4.82
Total from investment operations	$1.57	$3.70	$2.77	$(5.38)	$5.10
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.39)	$(0.32)	$(0.33)	$(0.21)
Net asset value, end of period (x)	$26.90	$25.79	$22.48	$20.03	$25.74
Total return (%) (r)(s)(t)(x)	6.31	16.67	13.98	(21.18)	24.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75	0.75	0.80	0.77	0.76
Expenses after expense reductions	0.74	0.73	0.78	0.75	0.75
Net investment income (loss)	1.76	1.67	2.07	1.52	1.21
Portfolio turnover rate	27	17	16	15	19
Net assets at end of period (000 omitted)	$1,329,134	$1,478,841	$1,619,635	$1,533,541	$1,530,130
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	0.74	0.75	N/A	N/A

Class R1	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$22.67	$19.64	$17.65	$22.75	$18.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.08	$0.22	$0.14	$0.05
Net realized and unrealized gain (loss)	0.99	2.95	2.03	(5.12)	4.26
Total from investment operations	$1.17	$3.03	$2.25	$(4.98)	$4.31
Less distributions declared to shareholders
From net investment income	$(0.20)	$—	$(0.26)	$(0.12)	$(0.01)
Net asset value, end of period (x)	$23.64	$22.67	$19.64	$17.65	$22.75
Total return (%) (r)(s)(t)(x)	5.24	15.43	12.88	(21.99)	23.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75	1.75	1.80	1.77	1.76
Expenses after expense reductions	1.74	1.74	1.79	1.76	1.75
Net investment income (loss)	0.81	0.42	1.17	0.71	0.24
Portfolio turnover rate	27	17	16	15	19
Net assets at end of period (000 omitted)	$970	$1,028	$10,961	$3,600	$3,042
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	1.74	1.74	N/A	N/A

See Notes to Financial Statements
11

MFS Research International Fund
Financial Highlights - continued
Class R2	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$23.88	$20.84	$18.58	$23.90	$19.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.26	$0.31	$0.21	$0.15
Net realized and unrealized gain (loss)	1.06	3.04	2.17	(5.33)	4.49
Total from investment operations	$1.35	$3.30	$2.48	$(5.12)	$4.64
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.26)	$(0.22)	$(0.20)	$(0.11)
Net asset value, end of period (x)	$24.89	$23.88	$20.84	$18.58	$23.90
Total return (%) (r)(s)(t)(x)	5.80	16.01	13.46	(21.58)	24.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.25	1.25	1.30	1.27	1.27
Expenses after expense reductions	1.24	1.23	1.28	1.25	1.25
Net investment income (loss)	1.25	1.19	1.54	0.97	0.70
Portfolio turnover rate	27	17	16	15	19
Net assets at end of period (000 omitted)	$57,088	$67,846	$77,132	$75,398	$104,975
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	1.24	1.25	N/A	N/A

Class R3	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$24.52	$21.40	$19.08	$24.53	$19.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.32	$0.37	$0.27	$0.21
Net realized and unrealized gain (loss)	1.08	3.13	2.22	(5.46)	4.60
Total from investment operations	$1.43	$3.45	$2.59	$(5.19)	$4.81
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.33)	$(0.27)	$(0.26)	$(0.16)
Net asset value, end of period (x)	$25.55	$24.52	$21.40	$19.08	$24.53
Total return (%) (r)(s)(t)(x)	6.03	16.34	13.72	(21.37)	24.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00	1.00	1.05	1.02	1.02
Expenses after expense reductions	0.99	0.98	1.03	1.00	1.00
Net investment income (loss)	1.48	1.46	1.83	1.22	0.96
Portfolio turnover rate	27	17	16	15	19
Net assets at end of period (000 omitted)	$54,410	$74,124	$68,315	$58,785	$76,512
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	0.99	1.00	N/A	N/A

See Notes to Financial Statements
12

MFS Research International Fund
Financial Highlights - continued
Class R4	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$24.87	$21.70	$19.34	$24.86	$20.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.39	$0.42	$0.33	$0.29
Net realized and unrealized gain (loss)	1.08	3.17	2.26	(5.53)	4.63
Total from investment operations	$1.52	$3.56	$2.68	$(5.20)	$4.92
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.39)	$(0.32)	$(0.32)	$(0.21)
Net asset value, end of period (x)	$25.93	$24.87	$21.70	$19.34	$24.86
Total return (%) (r)(s)(t)(x)	6.30	16.64	14.02	(21.17)	24.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75	0.75	0.80	0.77	0.76
Expenses after expense reductions	0.74	0.73	0.78	0.75	0.75
Net investment income (loss)	1.80	1.74	2.05	1.45	1.26
Portfolio turnover rate	27	17	16	15	19
Net assets at end of period (000 omitted)	$32,346	$46,882	$74,093	$68,971	$96,499
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	0.74	0.75	N/A	N/A

Class R6	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$24.67	$21.53	$19.19	$24.67	$19.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.45	$0.40	$0.44	$0.36	$0.29
Net realized and unrealized gain (loss)	1.08	3.15	2.25	(5.49)	4.62
Total from investment operations	$1.53	$3.55	$2.69	$(5.13)	$4.91
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.41)	$(0.35)	$(0.35)	$(0.23)
Net asset value, end of period (x)	$25.71	$24.67	$21.53	$19.19	$24.67
Total return (%) (r)(s)(t)(x)	6.43	16.74	14.16	(21.09)	24.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.65	0.65	0.70	0.65	0.67
Expenses after expense reductions	0.64	0.63	0.68	0.64	0.65
Net investment income (loss)	1.88	1.80	2.17	1.60	1.30
Portfolio turnover rate	27	17	16	15	19
Net assets at end of period (000 omitted)	$15,128,724	$14,579,581	$13,495,945	$11,638,059	$14,433,482
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	0.64	0.65	N/A	N/A

See Notes to Financial Statements
13

MFS Research International Fund
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
14

MFS Research International Fund
Notes to Financial Statements
(1) Business and Organization
MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
15

MFS Research International Fund
Notes to Financial Statements  - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$533,864,578	$2,839,955,172	$—	$3,373,819,750
United Kingdom	2,544,316,021	—	—	2,544,316,021
France	2,466,552,502	—	—	2,466,552,502
Switzerland	1,345,661,867	—	—	1,345,661,867
United States	1,115,668,048	—	—	1,115,668,048
Germany	974,192,308	—	—	974,192,308
Netherlands	882,151,838	—	—	882,151,838
Canada	440,658,987	0	—	440,658,987
Ireland	389,994,743	—	—	389,994,743
Other Countries	2,498,476,414	951,120,635	—	3,449,597,049
Investment Companies	326,838,125	—	—	326,838,125
Total	$13,518,375,431	$3,791,075,807	$—	$17,309,451,238
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the
16

MFS Research International Fund
Notes to Financial Statements  - continued
benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $34,378,688.  The fair value of the fund's investment securities on loan and a related liability of $36,135,000 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/25	Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$330,003,411	$293,003,116
The federal tax cost and the tax basis components of distributable earnings were as follows:
17

MFS Research International Fund
Notes to Financial Statements  - continued
As of 8/31/25
Cost of investments	$12,229,271,230
Gross appreciation	5,660,489,726
Gross depreciation	(580,309,718)
Net unrealized appreciation (depreciation)	$5,080,180,008
Undistributed ordinary income	273,825,743
Undistributed long-term capital gain	192,597,890
Other temporary differences	(25,306,282)
Total distributable earnings (loss)	$5,521,297,359
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/25	Year ended 8/31/24
Class A	$11,947,743	$10,398,444
Class B	2,239	2,955
Class C	116,153	103,827
Class I	26,422,170	26,373,850
Class R1	8,420	—
Class R2	870,937	800,519
Class R3	1,152,673	1,033,659
Class R4	777,407	1,346,316
Class R6	288,705,669	252,943,546
Total	$330,003,411	$293,003,116
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion and up to $20 billion	0.55%
In excess of $20 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2025, this management fee reduction amounted to $2,283,463, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.61% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $28,476 for the year ended August 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
18

MFS Research International Fund
Notes to Financial Statements  - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,754,502
Class B	0.75%	0.25%	1.00%	1.00%	3,179
Class C	0.75%	0.25%	1.00%	1.00%	104,277
Class R1	0.75%	0.25%	1.00%	1.00%	9,563
Class R2	0.25%	0.25%	0.50%	0.50%	293,218
Class R3	—	0.25%	0.25%	0.25%	157,894
Total Distribution and Service Fees					$2,322,633
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2025, this rebate amounted to $118, $1, and $8 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2025, were as follows:
Amount
Class A	$1,973
Class B	7
Class C	291
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2025, the fee was $135,360, which equated to 0.0008% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,312,543.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.0035% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
19

MFS Research International Fund
Notes to Financial Statements  - continued
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$85
8/19/2024	Redemption	Class R1	3	68
8/19/2024	Redemption	Class R2	3	70
8/19/2024	Redemption	Class R3	3	81
8/19/2024	Redemption	Class R4	3	76
(4) Portfolio Securities
For the year ended August 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $4,336,026,316 and $4,914,101,944, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,108,431	$51,013,400	2,551,494	$56,473,944
Class B	—	—	2	36
Class C	24,624	572,631	45,928	938,783
Class I	10,858,376	270,440,746	14,171,565	327,055,588
Class R1	4,974	109,691	17,384	344,148
Class R2	383,102	8,866,772	459,465	9,822,020
Class R3	686,676	16,352,614	676,362	14,874,012
Class R4	248,976	6,033,090	483,053	10,663,160
Class R6	27,706,078	663,936,953	20,110,825	442,878,785
	42,021,237	$1,017,325,897	38,516,078	$863,050,476
Shares issued to shareholders in reinvestment of distributions
Class A	474,689	$11,050,764	438,370	$9,578,375
Class B	98	2,239	137	2,909
Class C	4,629	101,290	4,513	92,703
Class I	1,005,808	24,320,429	1,025,842	23,266,096
Class R1	393	8,420	—	—
Class R2	38,346	861,255	37,753	795,835
Class R3	50,094	1,152,673	47,855	1,033,659
Class R4	32,183	750,511	60,433	1,322,270
Class R6	11,762,492	271,713,565	10,975,455	237,947,868
	13,368,732	$309,961,146	12,590,358	$274,039,715
Shares reacquired
Class A	(4,992,021)	$(120,884,697)	(5,135,743)	$(114,095,409)
Class B	(10,399)	(242,620)	(17,043)	(364,429)
Class C	(210,364)	(4,777,766)	(130,333)	(2,709,625)
Class I	(19,806,560)	(491,500,344)	(29,877,057)	(694,195,746)
Class R1	(9,661)	(217,231)	(530,117)	(10,153,984)
Class R2	(968,758)	(22,351,093)	(1,358,273)	(28,399,301)
Class R3	(1,630,986)	(38,775,909)	(893,308)	(19,704,996)
Class R4	(919,306)	(22,708,365)	(2,072,435)	(48,552,113)
Class R6	(42,041,035)	(997,997,849)	(66,965,967)	(1,502,295,200)
	(70,589,090)	$(1,699,455,874)	(106,980,276)	$(2,420,470,803)
20

MFS Research International Fund
Notes to Financial Statements  - continued
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Net change
Class A	(2,408,901)	$(58,820,533)	(2,145,879)	$(48,043,090)
Class B	(10,301)	(240,381)	(16,904)	(361,484)
Class C	(181,111)	(4,103,845)	(79,892)	(1,678,139)
Class I	(7,942,376)	(196,739,169)	(14,679,650)	(343,874,062)
Class R1	(4,294)	(99,120)	(512,733)	(9,809,836)
Class R2	(547,310)	(12,623,066)	(861,055)	(17,781,446)
Class R3	(894,216)	(21,270,622)	(169,091)	(3,797,325)
Class R4	(638,147)	(15,924,764)	(1,528,949)	(36,566,683)
Class R6	(2,572,465)	(62,347,331)	(35,879,687)	(821,468,547)
	(15,199,121)	$(372,168,831)	(55,873,840)	$(1,283,380,612)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 68%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2025, the fund’s commitment fee and interest expense were $78,806 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended August 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$126,745,189	$2,170,037,121	$2,006,113,933	$42,223	$(7,475)	$290,703,125

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,361,417	$—
21

MFS Research International Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Research International Fund and the Board of Trustees of MFS Series Trust I
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Research International Fund (the “Fund”) (one of the funds constituting MFS Series Trust I (the “Trust”)), including the portfolio of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust I) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2025
22

MFS Research International Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $6,213,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $434,324,283. The fund intends to pass through foreign tax credits of $29,852,018 for the fiscal year.
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research International Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research International Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research International Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
24

MFS Research International Fund
Board Review of Investment Advisory Agreement
MFS Research International Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three- year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
25

MFS Research International Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion, $5 billion, $10 billion, and $20 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
26

MFS Technology Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Technology Fund
Portfolio of Investments − 8/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Business Services – 3.4%
Accenture PLC, “A”	163,347	$42,465,320
Verisk Analytics, Inc., “A”	61,384	16,458,278
Zscaler, Inc. (a)	50,427	13,970,800
		$72,894,398
Computer Software – 29.8%
Adobe Systems, Inc. (a)	14,426	$5,145,754
Atlassian Corp. (a)	61,656	10,961,204
Autodesk, Inc. (a)	7,426	2,336,962
Cadence Design Systems, Inc. (a)	69,901	24,495,407
Constellation Software, Inc.	7,231	23,958,575
CrowdStrike Holdings, Inc. (a)	22,564	9,560,367
Datadog, Inc., “A” (a)	237,990	32,528,473
Figma, Inc. (a)	3,792	266,502
Guidewire Software, Inc. (a)	101,742	22,080,049
HubSpot, Inc. (a)	48,002	23,193,126
Intuit, Inc.	36,892	24,606,964
Microsoft Corp. (s)	369,704	187,325,320
Okta, Inc. (a)	275,880	25,593,388
Oracle Corp.	168,795	38,169,613
Palantir Technologies, Inc. (a)	184,505	28,913,778
Palo Alto Networks, Inc. (a)	55,294	10,534,613
Pegasystems, Inc.	208,720	11,314,711
Salesforce, Inc.	96,039	24,609,994
ServiceNow, Inc. (a)	46,792	42,929,788
ServiceTitan, Inc., “A” (a)	132,386	14,195,751
Snowflake, Inc., “A” (a)	165,510	39,500,617
Tyler Technologies, Inc. (a)	38,553	21,700,713
Vertex, Inc., “A” (a)	304,044	7,850,416
		$631,772,085
Computer Software - Systems – 21.5%
Apple, Inc.	751,456	$174,442,996
Arista Networks, Inc. (a)	187,673	25,626,748
CDW Corp.	56,255	9,268,574
Cisco Systems, Inc.	598,302	41,336,685
Descartes Systems Group, Inc. (a)	311,217	31,102,438
EPAM Systems, Inc. (a)	128,191	22,607,765
Hitachi Ltd.	1,246,900	33,593,021
International Business Machines Corp.	173,752	42,306,874
Seagate Technology Holdings PLC	37,979	6,357,685
Shopify, Inc. (a)	479,108	67,688,378
		$454,331,164
Consumer Services – 0.4%
Booking Holdings, Inc. (s)	1,318	$7,379,548
SCTFS-ANN
1

MFS Technology Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 0.6%
Amphenol Corp., “A”	121,012	$13,173,366
Electronics – 20.8%
Advanced Micro Devices (a)	50,672	$8,240,787
Analog Devices, Inc.	47,233	11,870,125
Applied Materials, Inc.	134,532	21,627,364
Broadcom, Inc.	331,419	98,560,697
Corning, Inc.	125,930	8,441,088
KLA Corp.	33,981	29,631,432
Lam Research Corp.	360,668	36,120,900
Marvell Technology, Inc.	118,800	7,468,362
NVIDIA Corp.	988,436	172,165,783
Onto Innovation, Inc. (a)	60,532	6,416,392
Taiwan Semiconductor Manufacturing Co. Ltd.	763,000	28,725,963
Teradyne, Inc.	95,393	11,279,268
		$440,548,161
Insurance – 0.5%
Aon PLC	30,679	$11,259,193
Interactive Media Services – 19.8%
Alphabet, Inc., “A” (s)	887,304	$188,915,894
Meta Platforms, Inc., “A” (s)	312,054	230,514,290
		$419,430,184
Leisure & Toys – 0.3%
Take-Two Interactive Software, Inc. (a)	25,534	$5,956,316
Other Banks & Diversified Financials – 0.8%
S&P Global, Inc.	30,033	$16,471,299
Specialty Stores – 0.8%
Amazon.com, Inc. (a)(s)	72,704	$16,649,216
Total Common Stocks (Identified Cost, $1,065,012,432)		$2,089,864,930

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	9,895	$0

Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.33% (v) (Identified Cost, $27,131,026)	27,128,313	$27,131,026
Other Assets, Less Liabilities – (0.0)%		(202,635)
Net Assets – 100.0%		$2,116,793,321
2

MFS Technology Fund
Portfolio of Investments – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $27,131,026 and
$2,089,864,930, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At August 31, 2025, the fund had cash collateral of $5,282 and other liquid securities with an aggregate value of $603,371. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
3

MFS Technology Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,065,012,432)	$2,089,864,930
Investments in affiliated issuers, at value (identified cost, $27,131,026)	27,131,026
Deposits with brokers	5,282
Receivables for
Fund shares sold	900,215
Dividends	1,009,758
Other assets	1,121
Total assets	$2,118,912,332
Liabilities
Payables for
Fund shares reacquired	$1,231,599
Payable to affiliates
Investment adviser	166,015
Administrative services fee	3,079
Shareholder servicing costs	497,068
Distribution and service fees	43,195
Payable for independent Trustees' compensation	219
Accrued expenses and other liabilities	177,836
Total liabilities	$2,119,011
Net assets	$2,116,793,321
Net assets consist of
Paid-in capital	$953,201,076
Total distributable earnings (loss)	1,163,592,245
Net assets	$2,116,793,321
Shares of beneficial interest outstanding	30,905,847

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,026,081,510	15,494,434	$66.22
Class B	9,250,167	200,440	46.15
Class C	87,260,543	1,899,180	45.95
Class I	550,260,482	7,229,306	76.12
Class R1	14,180,459	309,962	45.75
Class R2	30,657,599	518,621	59.11
Class R3	43,281,647	654,339	66.15
Class R4	17,950,958	246,764	72.75
Class R6	337,869,956	4,352,801	77.62

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $70.26 [100 / 94.25 x $66.22]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
4

MFS Technology Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$12,031,034
Dividends from affiliated issuers	1,267,947
Other	50,758
Income on securities loaned	40,945
Foreign taxes withheld	(121,747)
Total investment income	$13,268,937
Expenses
Management fee	$14,693,424
Distribution and service fees	3,923,800
Shareholder servicing costs	1,895,931
Administrative services fee	283,259
Independent Trustees' compensation	41,085
Custodian fee	116,494
Shareholder communications	64,985
Audit and tax fees	81,640
Legal fees	11,124
Miscellaneous	220,070
Total expenses	$21,331,812
Reduction of expenses by investment adviser and distributor	(283,477)
Net expenses	$21,048,335
Net investment income (loss)	$(7,779,398)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$192,765,332
Affiliated issuers	4,843
Foreign currency	16,762
Net realized gain (loss)	$192,786,937
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$137,966,273
Affiliated issuers	(8,901)
Net unrealized gain (loss)	$137,957,372
Net realized and unrealized gain (loss)	$330,744,309
Change in net assets from operations	$322,964,911
See Notes to Financial Statements
5

MFS Technology Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/25	8/31/24
Change in net assets
From operations
Net investment income (loss)	$(7,779,398)	$(7,989,873)
Net realized gain (loss)	192,786,937	277,813,075
Net unrealized gain (loss)	137,957,372	286,831,574
Change in net assets from operations	$322,964,911	$556,654,776
Total distributions to shareholders	$(275,885,565)	$(158,884,884)
Change in net assets from fund share transactions	$121,116,993	$47,525,569
Total change in net assets	$168,196,339	$445,295,461
Net assets
At beginning of period	1,948,596,982	1,503,301,521
At end of period	$2,116,793,321	$1,948,596,982
See Notes to Financial Statements
6

MFS Technology Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$64.79	$52.10	$46.91	$75.65	$64.90
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.29)	$(0.30)	$(0.22)	$(0.45)	$(0.57)
Net realized and unrealized gain (loss)	11.25	18.67	9.75	(19.94)	14.83
Total from investment operations	$10.96	$18.37	$9.53	$(20.39)	$14.26
Less distributions declared to shareholders
From net realized gain	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)
Net asset value, end of period (x)	$66.22	$64.79	$52.10	$46.91	$75.65
Total return (%) (r)(s)(t)(x)	17.36	38.29	23.49	(30.20)	22.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.12	1.14	1.15	1.14	1.12
Expenses after expense reductions	1.11	1.12	1.14	1.13	1.11
Net investment income (loss)	(0.46)	(0.51)	(0.49)	(0.76)	(0.85)
Portfolio turnover rate	50	37	44	30	36
Net assets at end of period (000 omitted)	$1,026,082	$927,605	$669,260	$572,702	$888,416
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	1.11

See Notes to Financial Statements
7

MFS Technology Fund
Financial Highlights - continued
Class B	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$48.00	$40.24	$37.55	$62.67	$54.73
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.54)	$(0.54)	$(0.43)	$(0.73)	$(0.89)
Net realized and unrealized gain (loss)	8.22	13.98	7.46	(16.04)	12.34
Total from investment operations	$7.68	$13.44	$7.03	$(16.77)	$11.45
Less distributions declared to shareholders
From net realized gain	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)
Net asset value, end of period (x)	$46.15	$48.00	$40.24	$37.55	$62.67
Total return (%) (r)(s)(t)(x)	16.49	37.23	22.60	(30.73)	22.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.87	1.89	1.91	1.89	1.87
Expenses after expense reductions	1.86	1.87	1.89	1.88	1.86
Net investment income (loss)	(1.19)	(1.27)	(1.24)	(1.52)	(1.59)
Portfolio turnover rate	50	37	44	30	36
Net assets at end of period (000 omitted)	$9,250	$15,271	$18,987	$23,115	$44,390
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	1.86

Class C	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$47.82	$40.11	$37.45	$62.52	$54.61
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.54)	$(0.54)	$(0.43)	$(0.73)	$(0.88)
Net realized and unrealized gain (loss)	8.20	13.93	7.43	(15.99)	12.30
Total from investment operations	$7.66	$13.39	$7.00	$(16.72)	$11.42
Less distributions declared to shareholders
From net realized gain	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)
Net asset value, end of period (x)	$45.95	$47.82	$40.11	$37.45	$62.52
Total return (%) (r)(s)(t)(x)	16.52	37.22	22.58	(30.72)	22.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.87	1.89	1.90	1.89	1.87
Expenses after expense reductions	1.86	1.87	1.89	1.88	1.86
Net investment income (loss)	(1.20)	(1.26)	(1.24)	(1.52)	(1.59)
Portfolio turnover rate	50	37	44	30	36
Net assets at end of period (000 omitted)	$87,261	$104,016	$105,653	$112,241	$194,857
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	1.86

See Notes to Financial Statements
8

MFS Technology Fund
Financial Highlights - continued
Class I	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$73.05	$57.94	$51.52	$82.06	$69.94
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.17)	$(0.12)	$(0.34)	$(0.43)
Net realized and unrealized gain (loss)	12.75	20.96	10.88	(21.85)	16.06
Total from investment operations	$12.60	$20.79	$10.76	$(22.19)	$15.63
Less distributions declared to shareholders
From net realized gain	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)
Net asset value, end of period (x)	$76.12	$73.05	$57.94	$51.52	$82.06
Total return (%) (r)(s)(t)(x)	17.67	38.63	23.79	(30.02)	23.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.87	0.89	0.91	0.89	0.87
Expenses after expense reductions	0.86	0.87	0.89	0.88	0.86
Net investment income (loss)	(0.21)	(0.26)	(0.24)	(0.52)	(0.59)
Portfolio turnover rate	50	37	44	30	36
Net assets at end of period (000 omitted)	$550,260	$468,539	$356,050	$356,867	$608,833
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	0.86

Class R1	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$47.65	$39.98	$37.35	$62.37	$54.49
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.54)	$(0.54)	$(0.43)	$(0.72)	$(0.89)
Net realized and unrealized gain (loss)	8.17	13.89	7.40	(15.95)	12.28
Total from investment operations	$7.63	$13.35	$6.97	$(16.67)	$11.39
Less distributions declared to shareholders
From net realized gain	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)
Net asset value, end of period (x)	$45.75	$47.65	$39.98	$37.35	$62.37
Total return (%) (r)(s)(t)(x)	16.51	37.24	22.56	(30.72)	22.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.87	1.89	1.90	1.89	1.87
Expenses after expense reductions	1.86	1.87	1.89	1.88	1.86
Net investment income (loss)	(1.20)	(1.26)	(1.24)	(1.51)	(1.59)
Portfolio turnover rate	50	37	44	30	36
Net assets at end of period (000 omitted)	$14,180	$13,792	$10,366	$7,558	$10,498
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	1.86

See Notes to Financial Statements
9

MFS Technology Fund
Financial Highlights - continued
Class R2	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$58.86	$47.93	$43.63	$71.12	$61.36
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.40)	$(0.40)	$(0.30)	$(0.56)	$(0.68)
Net realized and unrealized gain (loss)	10.18	17.01	8.94	(18.58)	13.95
Total from investment operations	$9.78	$16.61	$8.64	$(19.14)	$13.27
Less distributions declared to shareholders
From net realized gain	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)
Net asset value, end of period (x)	$59.11	$58.86	$47.93	$43.63	$71.12
Total return (%) (r)(s)(t)(x)	17.08	37.92	23.19	(30.38)	22.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.37	1.39	1.40	1.39	1.37
Expenses after expense reductions	1.36	1.37	1.39	1.38	1.36
Net investment income (loss)	(0.71)	(0.76)	(0.74)	(1.02)	(1.09)
Portfolio turnover rate	50	37	44	30	36
Net assets at end of period (000 omitted)	$30,658	$30,733	$22,942	$22,287	$37,797
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	1.36

Class R3	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$64.72	$52.06	$46.87	$75.60	$64.85
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.29)	$(0.29)	$(0.22)	$(0.46)	$(0.56)
Net realized and unrealized gain (loss)	11.25	18.63	9.75	(19.92)	14.82
Total from investment operations	$10.96	$18.34	$9.53	$(20.38)	$14.26
Less distributions declared to shareholders
From net realized gain	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)
Net asset value, end of period (x)	$66.15	$64.72	$52.06	$46.87	$75.60
Total return (%) (r)(s)(t)(x)	17.38	38.26	23.51	(30.21)	22.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.12	1.14	1.15	1.14	1.13
Expenses after expense reductions	1.11	1.12	1.14	1.13	1.11
Net investment income (loss)	(0.45)	(0.52)	(0.49)	(0.77)	(0.84)
Portfolio turnover rate	50	37	44	30	36
Net assets at end of period (000 omitted)	$43,282	$45,404	$55,707	$49,755	$96,784
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	1.11

See Notes to Financial Statements
10

MFS Technology Fund
Financial Highlights - continued
Class R4	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$70.18	$55.88	$49.85	$79.68	$68.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$(0.17)	$(0.11)	$(0.33)	$(0.42)
Net realized and unrealized gain (loss)	12.24	20.15	10.48	(21.15)	15.60
Total from investment operations	$12.10	$19.98	$10.37	$(21.48)	$15.18
Less distributions declared to shareholders
From net realized gain	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)
Net asset value, end of period (x)	$72.75	$70.18	$55.88	$49.85	$79.68
Total return (%) (r)(s)(t)(x)	17.68	38.60	23.81	(30.03)	23.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.87	0.89	0.91	0.89	0.87
Expenses after expense reductions	0.86	0.87	0.89	0.88	0.86
Net investment income (loss)	(0.20)	(0.27)	(0.23)	(0.52)	(0.59)
Portfolio turnover rate	50	37	44	30	36
Net assets at end of period (000 omitted)	$17,951	$17,676	$17,097	$25,674	$47,324
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	0.85

Class R6	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$74.27	$58.77	$52.14	$82.87	$70.54
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.12)	$(0.07)	$(0.27)	$(0.37)
Net realized and unrealized gain (loss)	12.97	21.30	11.04	(22.11)	16.21
Total from investment operations	$12.88	$21.18	$10.97	$(22.38)	$15.84
Less distributions declared to shareholders
From net realized gain	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)
Net asset value, end of period (x)	$77.62	$74.27	$58.77	$52.14	$82.87
Total return (%) (r)(s)(t)(x)	17.76	38.76	23.92	(29.95)	23.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78	0.80	0.81	0.79	0.78
Expenses after expense reductions	0.77	0.78	0.80	0.77	0.77
Net investment income (loss)	(0.12)	(0.17)	(0.14)	(0.41)	(0.50)
Portfolio turnover rate	50	37	44	30	36
Net assets at end of period (000 omitted)	$337,870	$325,561	$247,239	$235,529	$403,893
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	0.77

See Notes to Financial Statements
11

MFS Technology Fund
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS Technology Fund
Notes to Financial Statements
(1) Business and Organization
MFS Technology Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust).  The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, the negative impact of regulation, and other factors.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
13

MFS Technology Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,904,796,555	$—	$—	$1,904,796,555
Canada	122,749,391	0	—	122,749,391
Japan	—	33,593,021	—	33,593,021
Taiwan	—	28,725,963	—	28,725,963
Investment Companies	27,131,026	—	—	27,131,026
Total	$2,054,676,972	$62,318,984	$—	$2,116,995,956
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. For the year ended August 31, 2025, the fund did not enter into short sale transactions.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of
14

MFS Technology Fund
Notes to Financial Statements  - continued
the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, straddle loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/25	Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$40,877,644	$—
Long-term capital gains	235,007,921	158,884,884
Total distributions	$275,885,565	$158,884,884
15

MFS Technology Fund
Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/25
Cost of investments	$1,099,495,749
Gross appreciation	1,053,667,744
Gross depreciation	(36,167,537)
Net unrealized appreciation (depreciation)	$1,017,500,207
Undistributed long-term capital gain	151,719,948
Late year ordinary loss deferral	(5,627,910)
Total distributable earnings (loss)	$1,163,592,245
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/25	Year ended 8/31/24
Class A	$135,441,295	$73,879,242
Class B	2,679,859	2,336,196
Class C	19,423,534	13,791,501
Class I	60,351,694	34,516,934
Class R1	2,575,947	1,428,654
Class R2	4,651,526	2,750,922
Class R3	6,418,561	4,943,879
Class R4	2,344,331	1,670,862
Class R6	41,998,818	23,566,694
Total	$275,885,565	$158,884,884
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2025, this management fee reduction amounted to $280,389, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.71% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $132,126 for the year ended August 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
16

MFS Technology Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,435,089
Class B	0.75%	0.25%	1.00%	1.00%	123,383
Class C	0.75%	0.25%	1.00%	1.00%	963,658
Class R1	0.75%	0.25%	1.00%	1.00%	136,987
Class R2	0.25%	0.25%	0.50%	0.50%	152,658
Class R3	—	0.25%	0.25%	0.25%	112,025
Total Distribution and Service Fees					$3,923,800
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2025, this rebate amounted to $2,614, $32, and $442 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2025, were as follows:
Amount
Class A	$7,738
Class B	282
Class C	15,874
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2025, the fee was $290,684, which equated to 0.0143% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,605,247.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.0140% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
17

MFS Technology Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	4	$326
8/19/2024	Redemption	Class R1	4	216
8/19/2024	Redemption	Class R2	4	251
8/19/2024	Redemption	Class R3	4	234
8/19/2024	Redemption	Class R4	4	364
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2025, this reimbursement amounted to $49,419, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended August 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $990,447,346 and $1,149,260,600, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,995,280	$125,823,747	2,505,973	$144,858,601
Class B	2,715	136,539	6,665	291,738
Class C	241,175	10,780,444	235,455	10,222,849
Class I	1,536,370	110,484,956	1,573,573	101,873,682
Class R1	56,483	2,510,836	66,822	2,877,562
Class R2	138,552	7,984,413	156,618	8,121,457
Class R3	153,125	9,711,506	266,609	14,989,671
Class R4	63,768	4,344,646	86,918	5,280,123
Class R6	1,112,865	81,069,360	1,347,638	89,431,503
	5,300,333	$352,846,447	6,246,271	$377,947,186
Shares issued to shareholders in reinvestment of distributions
Class A	2,057,144	$132,253,794	1,417,549	$71,841,342
Class B	59,161	2,664,610	61,552	2,323,571
Class C	421,891	18,917,596	355,772	13,384,132
Class I	767,781	56,631,553	554,577	31,633,089
Class R1	57,574	2,570,681	38,034	1,425,516
Class R2	80,807	4,645,607	59,583	2,748,583
Class R3	99,962	6,418,561	97,647	4,943,879
Class R4	28,716	2,024,168	27,555	1,510,277
Class R6	498,755	37,491,425	362,684	21,021,163
	4,071,791	$263,617,995	2,974,953	$150,831,552
18

MFS Technology Fund
Notes to Financial Statements  - continued
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,875,920)	$(180,476,031)	(2,450,382)	$(143,136,476)
Class B	(179,585)	(7,902,631)	(221,958)	(9,459,908)
Class C	(938,832)	(40,921,527)	(1,050,526)	(45,212,895)
Class I	(1,489,036)	(105,654,696)	(1,858,849)	(119,203,591)
Class R1	(93,509)	(4,196,789)	(74,681)	(3,179,877)
Class R2	(222,850)	(12,841,204)	(172,752)	(9,172,372)
Class R3	(300,268)	(18,782,536)	(732,849)	(40,321,394)
Class R4	(97,577)	(6,552,733)	(168,604)	(10,689,954)
Class R6	(1,642,501)	(118,019,302)	(1,533,396)	(100,876,702)
	(7,840,078)	$(495,347,449)	(8,263,997)	$(481,253,169)
Net change
Class A	1,176,504	$77,601,510	1,473,140	$73,563,467
Class B	(117,709)	(5,101,482)	(153,741)	(6,844,599)
Class C	(275,766)	(11,223,487)	(459,299)	(21,605,914)
Class I	815,115	61,461,813	269,301	14,303,180
Class R1	20,548	884,728	30,175	1,123,201
Class R2	(3,491)	(211,184)	43,449	1,697,668
Class R3	(47,181)	(2,652,469)	(368,593)	(20,387,844)
Class R4	(5,093)	(183,919)	(54,131)	(3,899,554)
Class R6	(30,881)	541,483	176,926	9,575,964
	1,532,046	$121,116,993	957,227	$47,525,569
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2025, the fund’s commitment fee and interest expense were $9,334 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended August 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$30,311,929	$247,128,583	$250,305,428	$4,843	$(8,901)	$27,131,026

19

MFS Technology Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,267,947	$—
20

MFS Technology Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Technology Fund and the Board of Trustees of MFS Series Trust I
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Technology Fund (the “Fund”) (one of the funds constituting MFS Series Trust I (the “Trust”)), including the portfolio of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust I) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2025
21

MFS Technology Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $276,511,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 21.97% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Technology Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Technology Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Technology Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Technology Fund
Board Review of Investment Advisory Agreement
MFS Technology Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
24

MFS Technology Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
25

MFS Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Value Fund
Portfolio of Investments − 8/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 10.0%
Boeing Co. (a)	6,441,085	$1,511,593,828
General Dynamics Corp.	3,686,480	1,196,520,814
Honeywell International, Inc.	3,464,311	760,416,264
Northrop Grumman Corp.	1,281,562	756,172,842
RTX Corp.	9,220,595	1,462,386,367
		$5,687,090,115
Alcoholic Beverages – 0.4%
Diageo PLC	7,308,769	$202,411,088
Brokerage & Asset Managers – 7.6%
Blackrock, Inc.	827,564	$932,780,487
Citigroup, Inc.	10,415,260	1,005,801,658
KKR & Co., Inc.	7,687,813	1,072,373,036
LPL Financial Holdings, Inc.	523,836	190,927,745
NASDAQ, Inc.	11,624,793	1,101,332,889
		$4,303,215,815
Business Services – 2.6%
Accenture PLC, “A”	3,565,921	$927,032,482
Equifax, Inc.	2,161,816	532,455,281
		$1,459,487,763
Computer Software - Systems – 0.2%
CDW Corp.	846,276	$139,432,434
Construction – 1.4%
CRH PLC	3,630,629	$410,079,546
Otis Worldwide Corp.	1,793,090	154,887,114
Sherwin-Williams Co.	697,836	255,289,344
		$820,256,004
Consumer Products – 2.1%
Kenvue, Inc.	22,611,515	$468,284,476
Kimberly-Clark Corp.	2,837,924	366,489,505
Reckitt Benckiser Group PLC	5,073,186	379,187,507
		$1,213,961,488
Electrical Equipment – 0.5%
W.W. Grainger, Inc.	294,918	$298,899,393
Electronics – 6.2%
Analog Devices, Inc.	4,591,836	$1,153,974,305
KLA Corp.	845,616	737,377,152
NXP Semiconductors N.V.	3,338,733	784,101,445
Texas Instruments, Inc.	4,163,102	842,944,893
		$3,518,397,795
EIFFS-ANN
1

MFS Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.7%
ConocoPhillips	11,085,529	$1,097,134,805
EOG Resources, Inc.	3,528,829	440,468,436
		$1,537,603,241
Energy - Integrated – 3.3%
Chevron Corp.	4,880,667	$783,835,120
Exxon Mobil Corp.	9,703,882	1,109,056,674
		$1,892,891,794
Food & Beverages – 3.0%
Mondelez International, Inc.	8,898,078	$546,697,912
Nestle S.A.	5,756,298	542,357,441
PepsiCo, Inc.	4,325,153	642,933,994
		$1,731,989,347
Gaming & Lodging – 1.3%
Marriott International, Inc., “A”	2,745,593	$735,434,541
Health Maintenance Organizations – 4.3%
Cigna Group	5,448,124	$1,639,177,068
Elevance Health, Inc.	1,650,962	526,079,041
Humana, Inc.	881,275	267,607,967
		$2,432,864,076
Insurance – 11.1%
Aon PLC	2,858,072	$1,048,912,424
Chubb Ltd.	3,303,506	908,695,396
Marsh & McLennan Cos., Inc.	5,791,621	1,191,973,518
Progressive Corp.	8,615,754	2,128,608,183
Travelers Cos., Inc.	3,793,777	1,030,048,393
		$6,308,237,914
Machinery & Tools – 4.0%
Caterpillar, Inc.	639,035	$267,781,226
Eaton Corp. PLC	1,554,657	542,792,945
Illinois Tool Works, Inc.	2,380,926	630,112,066
PACCAR, Inc.	6,423,060	642,177,539
Trane Technologies PLC	404,998	168,317,169
		$2,251,180,945
Major Banks – 10.0%
JPMorgan Chase & Co.	8,904,412	$2,683,967,865
Morgan Stanley	8,119,455	1,221,815,588
PNC Financial Services Group, Inc.	5,000,808	1,037,367,612
Wells Fargo & Co.	8,883,046	730,008,720
		$5,673,159,785
Medical & Health Technology & Services – 2.8%
McKesson Corp.	2,314,178	$1,589,007,182
Medical Equipment – 1.6%
Abbott Laboratories	6,662,632	$883,864,761
2

MFS Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 2.5%
American Express Co.	4,244,548	$1,406,133,861
Pharmaceuticals – 5.8%
AbbVie, Inc.	4,146,554	$872,434,962
Johnson & Johnson	7,384,866	1,308,376,709
Merck & Co., Inc.	5,166,717	434,624,234
Pfizer, Inc.	26,360,173	652,677,883
		$3,268,113,788
Railroad & Shipping – 2.0%
Canadian National Railway Co.	2,293,468	$221,961,833
Union Pacific Corp.	4,182,648	935,114,613
		$1,157,076,446
Real Estate - Storage – 2.0%
Prologis, Inc., REIT	8,330,782	$947,876,376
Public Storage, Inc., REIT	592,817	174,637,960
		$1,122,514,336
Specialty Stores – 2.6%
Lowe's Cos., Inc.	4,467,354	$1,152,845,373
Target Corp.	3,402,562	326,577,901
		$1,479,423,274
Utilities - Electric Power – 9.2%
American Electric Power Co., Inc.	2,384,732	$264,752,946
Dominion Energy, Inc.	17,125,101	1,025,793,550
Duke Energy Corp.	9,471,863	1,160,208,499
Exelon Corp.	9,485,487	414,326,072
PG&E Corp.	41,769,582	638,239,213
Southern Co.	11,248,573	1,038,243,288
Xcel Energy, Inc.	9,407,497	681,008,708
		$5,222,572,276
Total Common Stocks (Identified Cost, $29,231,168,610)		$56,335,219,462
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.33% (v) (Identified Cost, $410,411,304)	410,386,486	$410,427,525
Other Assets, Less Liabilities – 0.1%		74,122,851
Net Assets – 100.0%		$56,819,769,838

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $410,427,525 and
$56,335,219,462, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
3

MFS Value Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $29,231,168,610)	$56,335,219,462
Investments in affiliated issuers, at value (identified cost, $410,411,304)	410,427,525
Receivables for
Fund shares sold	25,098,158
Dividends	133,069,667
Other assets	25,094
Total assets	$56,903,839,906
Liabilities
Payables for
Fund shares reacquired	$67,250,796
Payable to affiliates
Investment adviser	2,645,222
Administrative services fee	6,006
Shareholder servicing costs	12,727,814
Distribution and service fees	335,661
Payable for independent Trustees' compensation	8,316
Accrued expenses and other liabilities	1,096,253
Total liabilities	$84,070,068
Net assets	$56,819,769,838
Net assets consist of
Paid-in capital	$26,184,438,988
Total distributable earnings (loss)	30,635,330,850
Net assets	$56,819,769,838
Shares of beneficial interest outstanding	1,073,015,115

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$8,060,202,994	152,679,525	$52.79
Class B	7,094,409	134,566	52.72
Class C	338,680,603	6,510,350	52.02
Class I	25,188,301,356	473,292,544	53.22
Class R1	10,113,019	196,840	51.38
Class R2	234,786,199	4,510,979	52.05
Class R3	2,336,956,371	44,521,543	52.49
Class R4	1,293,821,322	24,508,987	52.79
Class R6	19,349,813,565	366,659,781	52.77

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $56.01 [100 / 94.25 x $52.79]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
4

MFS Value Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,288,394,519
Dividends from affiliated issuers	14,602,692
Other	557,916
Income on securities loaned	2,187
Interest	480
Foreign taxes withheld	(7,029,101)
Total investment income	$1,296,528,693
Expenses
Management fee	$251,615,173
Distribution and service fees	31,349,707
Shareholder servicing costs	41,030,960
Administrative services fee	581,131
Independent Trustees' compensation	183,796
Custodian fee	513,275
Shareholder communications	1,953,609
Audit and tax fees	80,279
Legal fees	314,645
Miscellaneous	1,221,338
Total expenses	$328,843,913
Reduction of expenses by investment adviser and distributor	(7,946,148)
Net expenses	$320,897,765
Net investment income (loss)	$975,630,928
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$4,890,995,011
Affiliated issuers	(31,516)
Foreign currency	1,100,836
Net realized gain (loss)	$4,892,064,331
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,440,389,585)
Affiliated issuers	722
Translation of assets and liabilities in foreign currencies	425,302
Net unrealized gain (loss)	$(2,439,963,561)
Net realized and unrealized gain (loss)	$2,452,100,770
Change in net assets from operations	$3,427,731,698
See Notes to Financial Statements
5

MFS Value Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/25	8/31/24
Change in net assets
From operations
Net investment income (loss)	$975,630,928	$1,033,157,246
Net realized gain (loss)	4,892,064,331	4,736,770,735
Net unrealized gain (loss)	(2,439,963,561)	5,854,035,658
Change in net assets from operations	$3,427,731,698	$11,623,963,639
Total distributions to shareholders	$(5,019,446,929)	$(4,631,446,393)
Change in net assets from fund share transactions	$(3,216,502,089)	$(2,460,953,165)
Total change in net assets	$(4,808,217,320)	$4,531,564,081
Net assets
At beginning of period	61,627,987,158	57,096,423,077
At end of period	$56,819,769,838	$61,627,987,158
See Notes to Financial Statements
6

MFS Value Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$54.21	$48.21	$48.43	$53.60	$41.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.75	$0.77	$0.80	$0.70	$0.59
Net realized and unrealized gain (loss)	2.26	9.17	2.43	(4.12)	12.77
Total from investment operations	$3.01	$9.94	$3.23	$(3.42)	$13.36
Less distributions declared to shareholders
From net investment income	$(0.80)	$(0.78)	$(0.76)	$(0.69)	$(0.60)
From net realized gain	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)
Total distributions declared to shareholders	$(4.43)	$(3.94)	$(3.45)	$(1.75)	$(1.07)
Net asset value, end of period (x)	$52.79	$54.21	$48.21	$48.43	$53.60
Total return (%) (r)(s)(t)(x)	6.16	21.94	6.90	(6.59)	32.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80	0.81	0.80	0.81	0.80
Expenses after expense reductions	0.79	0.79	0.79	0.79	0.79
Net investment income (loss)	1.47	1.57	1.67	1.36	1.25
Portfolio turnover rate	10	13	12	12	8
Net assets at end of period (000 omitted)	$8,060,203	$8,390,206	$7,661,572	$7,741,830	$8,523,158

Class B	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$54.06	$48.04	$48.25	$53.38	$41.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.40	$0.44	$0.30	$0.23
Net realized and unrealized gain (loss)	2.27	9.16	2.42	(4.08)	12.74
Total from investment operations	$2.63	$9.56	$2.86	$(3.78)	$12.97
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.38)	$(0.38)	$(0.29)	$(0.24)
From net realized gain	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)
Total distributions declared to shareholders	$(3.97)	$(3.54)	$(3.07)	$(1.35)	$(0.71)
Net asset value, end of period (x)	$52.72	$54.06	$48.04	$48.25	$53.38
Total return (%) (r)(s)(t)(x)	5.37	21.04	6.07	(7.29)	31.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55	1.56	1.55	1.56	1.55
Expenses after expense reductions	1.54	1.54	1.54	1.54	1.54
Net investment income (loss)	0.70	0.82	0.92	0.59	0.50
Portfolio turnover rate	10	13	12	12	8
Net assets at end of period (000 omitted)	$7,094	$16,737	$26,011	$35,955	$52,833

See Notes to Financial Statements
7

MFS Value Fund
Financial Highlights - continued
Class C	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$53.46	$47.58	$47.82	$52.94	$40.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.39	$0.43	$0.30	$0.23
Net realized and unrealized gain (loss)	2.24	9.05	2.42	(4.05)	12.63
Total from investment operations	$2.60	$9.44	$2.85	$(3.75)	$12.86
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.40)	$(0.40)	$(0.31)	$(0.25)
From net realized gain	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)
Total distributions declared to shareholders	$(4.04)	$(3.56)	$(3.09)	$(1.37)	$(0.72)
Net asset value, end of period (x)	$52.02	$53.46	$47.58	$47.82	$52.94
Total return (%) (r)(s)(t)(x)	5.38	21.02	6.11	(7.29)	31.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55	1.56	1.55	1.56	1.55
Expenses after expense reductions	1.54	1.54	1.54	1.54	1.54
Net investment income (loss)	0.71	0.82	0.92	0.60	0.50
Portfolio turnover rate	10	13	12	12	8
Net assets at end of period (000 omitted)	$338,681	$428,174	$476,461	$562,575	$686,442

Class I	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$54.61	$48.54	$48.75	$53.94	$41.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.88	$0.90	$0.93	$0.83	$0.71
Net realized and unrealized gain (loss)	2.29	9.24	2.44	(4.14)	12.85
Total from investment operations	$3.17	$10.14	$3.37	$(3.31)	$13.56
Less distributions declared to shareholders
From net investment income	$(0.93)	$(0.91)	$(0.89)	$(0.82)	$(0.71)
From net realized gain	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)
Total distributions declared to shareholders	$(4.56)	$(4.07)	$(3.58)	$(1.88)	$(1.18)
Net asset value, end of period (x)	$53.22	$54.61	$48.54	$48.75	$53.94
Total return (%) (r)(s)(t)(x)	6.44	22.24	7.15	(6.36)	33.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.55	0.56	0.55	0.56	0.55
Expenses after expense reductions	0.54	0.54	0.54	0.54	0.54
Net investment income (loss)	1.72	1.82	1.93	1.60	1.50
Portfolio turnover rate	10	13	12	12	8
Net assets at end of period (000 omitted)	$25,188,301	$26,486,371	$24,247,677	$24,634,555	$27,444,959

See Notes to Financial Statements
8

MFS Value Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$52.87	$47.10	$47.39	$52.47	$40.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.39	$0.43	$0.30	$0.23
Net realized and unrealized gain (loss)	2.21	8.96	2.38	(4.01)	12.52
Total from investment operations	$2.57	$9.35	$2.81	$(3.71)	$12.75
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.42)	$(0.41)	$(0.31)	$(0.26)
From net realized gain	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)
Total distributions declared to shareholders	$(4.06)	$(3.58)	$(3.10)	$(1.37)	$(0.73)
Net asset value, end of period (x)	$51.38	$52.87	$47.10	$47.39	$52.47
Total return (%) (r)(s)(t)(x)	5.39	21.04	6.08	(7.28)	31.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55	1.56	1.55	1.56	1.55
Expenses after expense reductions	1.54	1.54	1.54	1.54	1.54
Net investment income (loss)	0.71	0.82	0.92	0.60	0.50
Portfolio turnover rate	10	13	12	12	8
Net assets at end of period (000 omitted)	$10,113	$10,493	$13,878	$16,339	$20,580

Class R2	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$53.50	$47.62	$47.88	$53.01	$40.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.61	$0.64	$0.67	$0.56	$0.46
Net realized and unrealized gain (loss)	2.24	9.06	2.41	(4.07)	12.64
Total from investment operations	$2.85	$9.70	$3.08	$(3.51)	$13.10
Less distributions declared to shareholders
From net investment income	$(0.67)	$(0.66)	$(0.65)	$(0.56)	$(0.48)
From net realized gain	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)
Total distributions declared to shareholders	$(4.30)	$(3.82)	$(3.34)	$(1.62)	$(0.95)
Net asset value, end of period (x)	$52.05	$53.50	$47.62	$47.88	$53.01
Total return (%) (r)(s)(t)(x)	5.91	21.65	6.62	(6.83)	32.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05	1.06	1.05	1.06	1.05
Expenses after expense reductions	1.04	1.04	1.04	1.04	1.04
Net investment income (loss)	1.21	1.32	1.42	1.10	1.00
Portfolio turnover rate	10	13	12	12	8
Net assets at end of period (000 omitted)	$234,786	$277,810	$298,178	$323,438	$409,939

See Notes to Financial Statements
9

MFS Value Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$53.92	$47.97	$48.22	$53.37	$41.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.75	$0.77	$0.80	$0.69	$0.59
Net realized and unrealized gain (loss)	2.25	9.12	2.41	(4.08)	12.71
Total from investment operations	$3.00	$9.89	$3.21	$(3.39)	$13.30
Less distributions declared to shareholders
From net investment income	$(0.80)	$(0.78)	$(0.77)	$(0.70)	$(0.60)
From net realized gain	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)
Total distributions declared to shareholders	$(4.43)	$(3.94)	$(3.46)	$(1.76)	$(1.07)
Net asset value, end of period (x)	$52.49	$53.92	$47.97	$48.22	$53.37
Total return (%) (r)(s)(t)(x)	6.17	21.95	6.87	(6.58)	32.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80	0.81	0.80	0.81	0.80
Expenses after expense reductions	0.79	0.79	0.79	0.79	0.79
Net investment income (loss)	1.47	1.57	1.67	1.35	1.25
Portfolio turnover rate	10	13	12	12	8
Net assets at end of period (000 omitted)	$2,336,956	$2,747,116	$2,553,121	$2,479,059	$2,774,355

Class R4	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$54.20	$48.21	$48.44	$53.61	$41.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.88	$0.89	$0.92	$0.82	$0.70
Net realized and unrealized gain (loss)	2.27	9.17	2.43	(4.11)	12.78
Total from investment operations	$3.15	$10.06	$3.35	$(3.29)	$13.48
Less distributions declared to shareholders
From net investment income	$(0.93)	$(0.91)	$(0.89)	$(0.82)	$(0.71)
From net realized gain	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)
Total distributions declared to shareholders	$(4.56)	$(4.07)	$(3.58)	$(1.88)	$(1.18)
Net asset value, end of period (x)	$52.79	$54.20	$48.21	$48.44	$53.61
Total return (%) (r)(s)(t)(x)	6.45	22.23	7.16	(6.36)	33.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.55	0.56	0.55	0.56	0.55
Expenses after expense reductions	0.54	0.54	0.54	0.54	0.54
Net investment income (loss)	1.71	1.82	1.92	1.59	1.50
Portfolio turnover rate	10	13	12	12	8
Net assets at end of period (000 omitted)	$1,293,821	$1,711,590	$1,803,820	$1,936,377	$2,625,508

See Notes to Financial Statements
10

MFS Value Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$54.19	$48.20	$48.43	$53.60	$41.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.93	$0.94	$0.97	$0.88	$0.76
Net realized and unrealized gain (loss)	2.27	9.17	2.43	(4.11)	12.76
Total from investment operations	$3.20	$10.11	$3.40	$(3.23)	$13.52
Less distributions declared to shareholders
From net investment income	$(0.99)	$(0.96)	$(0.94)	$(0.88)	$(0.76)
From net realized gain	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)
Total distributions declared to shareholders	$(4.62)	$(4.12)	$(3.63)	$(1.94)	$(1.23)
Net asset value, end of period (x)	$52.77	$54.19	$48.20	$48.43	$53.60
Total return (%) (r)(s)(t)(x)	6.55	22.36	7.28	(6.26)	33.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.45	0.45	0.45	0.44	0.45
Expenses after expense reductions	0.44	0.44	0.44	0.43	0.44
Net investment income (loss)	1.82	1.92	2.03	1.72	1.60
Portfolio turnover rate	10	13	12	12	8
Net assets at end of period (000 omitted)	$19,349,814	$21,559,490	$20,015,706	$20,671,878	$22,910,207

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
11

MFS Value Fund
Notes to Financial Statements
(1) Business and Organization
MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
12

MFS Value Fund
Notes to Financial Statements  - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$56,335,219,462	$—	$—	$56,335,219,462
Investment Companies	410,427,525	—	—	410,427,525
Total	$56,745,646,987	$—	$—	$56,745,646,987
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2025, there were no securities on loan or collateral outstanding.
13

MFS Value Fund
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/25	Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$1,089,961,256	$1,056,439,466
Long-term capital gains	3,929,485,673	3,575,006,927
Total distributions	$5,019,446,929	$4,631,446,393
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/25
Cost of investments	$29,784,083,878
Gross appreciation	27,838,650,215
Gross depreciation	(877,087,106)
Net unrealized appreciation (depreciation)	$26,961,563,109
Undistributed ordinary income	131,352,612
Undistributed long-term capital gain	3,542,313,827
Post-October capital loss deferral	(1,627,376)
Other temporary differences	1,728,678
Total distributable earnings (loss)	$30,635,330,850
14

MFS Value Fund
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/25	Year ended 8/31/24
Class A	$673,361,438	$607,590,412
Class B	980,516	1,680,199
Class C	30,210,581	32,792,010
Class I	2,165,831,858	1,959,316,933
Class R1	797,941	972,459
Class R2	20,694,299	22,593,793
Class R3	214,498,005	204,644,209
Class R4	134,340,844	145,907,726
Class R6	1,778,731,447	1,655,948,652
Total	$5,019,446,929	$4,631,446,393
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $7.5 billion	0.60%
In excess of $7.5 billion and up to $10 billion	0.53%
In excess of $10 billion and up to $20 billion	0.50%
In excess of $20 billion and up to $25 billion	0.45%
In excess of $25 billion and up to $30 billion	0.42%
In excess of $30 billion and up to $35 billion	0.40%
In excess of $35 billion and up to $40 billion	0.38%
In excess of $40 billion and up to $45 billion	0.36%
In excess of $45 billion and up to $50 billion	0.35%
In excess of $50 billion and up to $60 billion	0.34%
In excess of $60 billion and up to $70 billion	0.33%
In excess of $70 billion	0.32%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2025, this management fee reduction amounted to $7,941,882, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.42% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $526,580 for the year ended August 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
15

MFS Value Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$19,944,703
Class B	0.75%	0.25%	1.00%	1.00%	110,420
Class C	0.75%	0.25%	1.00%	1.00%	3,713,301
Class R1	0.75%	0.25%	1.00%	1.00%	99,665
Class R2	0.25%	0.25%	0.50%	0.50%	1,236,908
Class R3	—	0.25%	0.25%	0.25%	6,244,710
Total Distribution and Service Fees					$31,349,707
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2025, this rebate amounted to $3,902, $30, $179, and $155 for  Class A, Class B, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2025, were as follows:
Amount
Class A	$50,514
Class B	2,015
Class C	24,326
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2025, the fee was $1,067,584, which equated to 0.0019% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $39,963,376.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.0010% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
16

MFS Value Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class B	3	$179
8/19/2024	Redemption	Class C	6	328
8/19/2024	Redemption	Class I	4	227
8/19/2024	Redemption	Class R1	4	228
8/19/2024	Redemption	Class R2	4	197
8/19/2024	Redemption	Class R3	2	95
8/19/2024	Redemption	Class R4	8	426
9/25/2024	Redemption	Class R4	1	41
During the year ended August 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $56,718,914 and $19,345,611, respectively. The sales transactions resulted in net realized gains (losses) of $11,892,548.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2025, this reimbursement amounted to $545,420, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended August 31, 2025, purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $5,870,140,668 and $12,837,296,786, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	14,966,766	$758,930,033	16,151,197	$787,739,662
Class B	758	38,039	7,301	346,381
Class C	829,824	41,616,025	1,002,707	48,003,095
Class I	74,868,813	3,838,035,868	84,680,571	4,186,783,379
Class R1	24,412	1,217,099	33,463	1,584,134
Class R2	528,664	26,483,004	754,597	35,865,953
Class R3	6,841,322	349,081,273	7,203,095	349,782,275
Class R4	2,703,392	137,632,554	4,418,297	215,882,419
Class R6	47,059,369	2,412,274,720	45,744,619	2,233,356,891
	147,823,320	$7,565,308,615	159,995,847	$7,859,344,189
Shares issued to shareholders in reinvestment of distributions
Class A	11,092,094	$551,314,007	10,624,965	$501,009,844
Class B	19,753	978,701	34,692	1,627,379
Class C	519,599	25,435,682	592,595	27,522,243
Class I	35,375,738	1,772,611,359	33,968,010	1,613,536,334
Class R1	16,497	797,941	21,181	972,459
Class R2	420,633	20,614,834	484,326	22,523,153
Class R3	4,339,871	214,490,284	4,359,932	204,518,463
Class R4	2,620,533	130,259,072	3,022,563	142,504,443
Class R6	32,779,950	1,628,870,040	32,272,342	1,521,569,280
	87,184,668	$4,345,371,920	85,380,606	$4,035,783,598
17

MFS Value Fund
Notes to Financial Statements  - continued
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(28,165,198)	$(1,434,285,103)	(30,922,770)	$(1,508,131,655)
Class B	(195,553)	(9,973,733)	(273,771)	(13,354,600)
Class C	(2,848,354)	(143,266,176)	(3,600,575)	(173,353,285)
Class I	(121,969,339)	(6,266,545,462)	(133,177,684)	(6,538,862,892)
Class R1	(42,546)	(2,101,657)	(150,807)	(7,027,938)
Class R2	(1,631,309)	(82,365,242)	(2,307,199)	(110,494,983)
Class R3	(17,607,324)	(896,000,471)	(13,834,005)	(675,854,557)
Class R4	(12,391,727)	(633,689,759)	(13,281,625)	(648,898,903)
Class R6	(111,007,254)	(5,658,955,021)	(95,457,756)	(4,680,102,139)
	(295,858,604)	$(15,127,182,624)	(293,006,192)	$(14,356,080,952)
Net change
Class A	(2,106,338)	$(124,041,063)	(4,146,608)	$(219,382,149)
Class B	(175,042)	(8,956,993)	(231,778)	(11,380,840)
Class C	(1,498,931)	(76,214,469)	(2,005,273)	(97,827,947)
Class I	(11,724,788)	(655,898,235)	(14,529,103)	(738,543,179)
Class R1	(1,637)	(86,617)	(96,163)	(4,471,345)
Class R2	(682,012)	(35,267,404)	(1,068,276)	(52,105,877)
Class R3	(6,426,131)	(332,428,914)	(2,270,978)	(121,553,819)
Class R4	(7,067,802)	(365,798,133)	(5,840,765)	(290,512,041)
Class R6	(31,167,935)	(1,617,810,261)	(17,440,795)	(925,175,968)
	(60,850,616)	$(3,216,502,089)	(47,629,739)	$(2,460,953,165)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund was the owner of record of approximately 1% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime Income Fund, the MFS Managed Wealth Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2025, the fund’s commitment fee and interest expense were $276,755 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
18

MFS Value Fund
Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended August 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$322,981,467	$7,065,747,981	$6,978,271,129	$(31,516)	$722	$410,427,525

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$14,602,692	$—
(8) Redemptions In-Kind
On each of the dates listed below, the fund recorded a redemption in-kind of portfolio securities and cash. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
Redemption In-Kind Date	Portfolio Securities and Cash Amount	Realized Gain (Loss)
September 6, 2024	$35,876,475	$20,315,145
November 15, 2024	$67,278,312	$38,745,508
April 11, 2025	$28,003,736	$14,828,786
April 25, 2025	$108,087,483	$58,075,340
19

MFS Value Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Value Fund and the Board of Trustees of MFS Series Trust I
Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of MFS Value Fund (the “Fund”) (one of the funds constituting MFS Series Trust I (the “Trust”)), including the portfolio of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust I) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2025
20

MFS Value Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $4,803,865,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Value Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
22

MFS Value Fund
Board Review of Investment Advisory Agreement
MFS Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context
23

MFS Value Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $7.5 billion, $10 billion, $20 billion, $25 billion, $30 billion, $35 billion, $40 billion, $45 billion, $50 billion, $60 billion, and $70 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
24

MFS Low Volatility Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Low Volatility Equity Fund
Portfolio of Investments − 8/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 5.2%
CACI International, Inc., “A” (a)	4,129	$1,980,764
Curtiss-Wright Corp.	2,901	1,387,113
General Dynamics Corp.	6,193	2,010,062
Honeywell International, Inc.	8,540	1,874,530
Leidos Holdings, Inc.	10,597	1,917,209
Teledyne Technologies, Inc. (a)	16,863	9,075,161
		$18,244,839
Automotive – 0.5%
Lear Corp.	17,395	$1,913,450
Biotechnology – 0.4%
Biogen, Inc. (a)	11,104	$1,468,171
Broadcasting – 0.8%
Omnicom Group, Inc.	38,009	$2,977,245
Brokerage & Asset Managers – 0.7%
Cboe Global Markets, Inc.	11,207	$2,644,292
Business Services – 4.9%
Accenture PLC, “A”	22,439	$5,833,467
Cognizant Technology Solutions Corp., “A”	106,290	7,679,452
Fiserv, Inc. (a)	15,811	2,184,764
Verisk Analytics, Inc., “A”	5,683	1,523,726
		$17,221,409
Computer Software – 6.5%
ACI Worldwide, Inc. (a)	48,253	$2,381,286
Autodesk, Inc. (a)	5,042	1,586,717
Intuit, Inc.	6,171	4,116,057
Microsoft Corp.	15,966	8,089,813
Tyler Technologies, Inc. (a)	11,939	6,720,224
		$22,894,097
Construction – 1.0%
AvalonBay Communities, Inc., REIT	7,751	$1,518,033
Essex Property Trust, Inc., REIT	6,977	1,885,255
		$3,403,288
Consumer Products – 3.6%
Colgate-Palmolive Co.	38,653	$3,249,558
Kimberly-Clark Corp.	12,802	1,653,250
Procter & Gamble Co.	39,008	6,125,816
Reynolds Consumer Products, Inc.	72,198	1,675,716
		$12,704,340
LVUFS-ANN
1

MFS Low Volatility Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.4%
Grand Canyon Education, Inc. (a)	7,501	$1,511,977
Electrical Equipment – 5.6%
AMETEK, Inc.	12,012	$2,219,818
Amphenol Corp., “A”	60,568	6,593,432
TE Connectivity PLC	52,651	10,872,432
		$19,685,682
Electronics – 4.4%
Analog Devices, Inc.	32,865	$8,259,303
Corning, Inc.	87,626	5,873,571
NXP Semiconductors N.V.	6,388	1,500,222
		$15,633,096
Energy - Independent – 1.2%
EOG Resources, Inc.	23,650	$2,951,993
Expand Energy Corp.	13,929	1,348,049
		$4,300,042
Engineering - Construction – 0.5%
Jacobs Solutions, Inc.	11,823	$1,728,877
Food & Beverages – 4.4%
General Mills, Inc.	136,432	$6,730,191
Mondelez International, Inc.	62,170	3,819,725
PepsiCo, Inc.	33,087	4,918,382
		$15,468,298
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	81,926	$1,594,280
Gaming & Lodging – 0.7%
Hilton Worldwide Holdings, Inc.	9,399	$2,594,688
Health Maintenance Organizations – 1.0%
Cigna Group	11,631	$3,499,419
Insurance – 8.6%
American International Group, Inc.	17,614	$1,432,371
Ameriprise Financial, Inc.	3,528	1,816,250
Assurant, Inc.	14,666	3,162,136
AXIS Capital Holdings Ltd.	15,137	1,492,205
Chubb Ltd.	17,631	4,849,759
Equitable Holdings, Inc.	36,538	1,946,014
Everest Group Ltd.	14,459	4,943,243
Hanover Insurance Group, Inc.	11,281	1,957,028
Hartford Insurance Group, Inc.	24,871	3,290,682
MetLife, Inc.	23,152	1,883,647
Principal Financial Group, Inc.	22,987	1,850,683
Voya Financial, Inc.	22,389	1,681,190
		$30,305,208
2

MFS Low Volatility Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Interactive Media Services – 2.4%
Alphabet, Inc., “A”	40,283	$8,576,653
Machinery & Tools – 1.8%
Deere & Co.	2,708	$1,296,157
Eaton Corp. PLC	6,202	2,165,366
Pentair PLC	13,447	1,445,956
Wabtec Corp.	8,048	1,557,288
		$6,464,767
Major Banks – 1.2%
Bank of America Corp.	33,689	$1,709,380
JPMorgan Chase & Co.	8,104	2,442,708
		$4,152,088
Medical & Health Technology & Services – 3.2%
McKesson Corp.	13,720	$9,420,701
Ventas, Inc., REIT	26,462	1,801,533
		$11,222,234
Medical Equipment – 4.3%
Abbott Laboratories	29,985	$3,977,810
Boston Scientific Corp. (a)	14,874	1,569,207
Hologic, Inc. (a)	29,976	2,011,989
Medtronic PLC	44,013	4,084,847
STERIS PLC	13,989	3,428,144
		$15,071,997
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	9,038	$1,501,483
Network & Telecom – 2.6%
Motorola Solutions, Inc.	19,445	$9,186,985
Other Banks & Diversified Financials – 3.1%
Mastercard, Inc., “A”	5,052	$3,007,405
Visa, Inc., “A”	22,474	7,905,904
		$10,913,309
Pharmaceuticals – 6.9%
AbbVie, Inc.	9,310	$1,958,824
Johnson & Johnson	67,944	12,037,638
Merck & Co., Inc.	68,226	5,739,171
Pfizer, Inc.	120,204	2,976,251
Vertex Pharmaceuticals, Inc. (a)	4,530	1,771,321
		$24,483,205
Pollution Control – 3.6%
Republic Services, Inc.	26,839	$6,279,521
Waste Connections, Inc.	22,657	4,187,240
Waste Management, Inc.	10,402	2,354,909
		$12,821,670
3

MFS Low Volatility Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 0.4%
Lamar Advertising Co., REIT	11,421	$1,453,322
Railroad & Shipping – 0.4%
CSX Corp.	48,673	$1,582,359
Real Estate – 1.9%
Essential Properties Realty Trust, REIT	46,892	$1,468,657
Federal Realty Investment Trust, REIT	18,845	1,894,865
NNN REIT, Inc.	37,587	1,612,858
W.P. Carey, Inc., REIT	27,951	1,875,512
		$6,851,892
Real Estate - Storage – 0.5%
Public Storage, Inc., REIT	5,774	$1,700,963
Restaurants – 1.6%
Aramark	37,452	$1,464,748
McDonald's Corp.	13,830	4,336,258
		$5,801,006
Specialty Chemicals – 1.8%
Corteva, Inc.	23,321	$1,730,185
Ecolab, Inc.	10,707	2,966,267
RPM International, Inc.	13,295	1,665,997
		$6,362,449
Specialty Stores – 4.4%
AutoZone, Inc. (a)	1,636	$6,868,795
Home Depot, Inc.	5,492	2,233,981
O'Reilly Automotive, Inc. (a)	35,260	3,655,757
Walmart Stores, Inc.	30,650	2,972,437
		$15,730,970
Telecom - Infrastructure – 0.6%
American Tower Corp., REIT	10,744	$2,190,164
Telecom Services – 0.7%
Comcast Corp., “A”	73,259	$2,488,608
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	12,556	$1,820,494
Utilities - Electric Power – 6.3%
Dominion Energy, Inc.	28,428	$1,702,837
DTE Energy Co.	19,000	2,596,350
Duke Energy Corp.	35,335	4,328,184
Entergy Corp.	16,850	1,484,317
Evergy, Inc.	65,931	4,698,243
Exelon Corp.	87,818	3,835,890
Xcel Energy, Inc.	51,475	3,726,275
		$22,372,096
Total Common Stocks (Identified Cost, $240,479,556)		$352,541,412
4

MFS Low Volatility Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 4.33% (v) (Identified Cost, $1,666,651)	1,666,484	$1,666,651
Other Assets, Less Liabilities – 0.0%		48,075
Net Assets – 100.0%		$354,256,138

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,666,651 and
$352,541,412, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Low Volatility Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $240,479,556)	$352,541,412
Investments in affiliated issuers, at value (identified cost, $1,666,651)	1,666,651
Receivables for
Fund shares sold	86,648
Dividends	446,798
Other assets	275
Total assets	$354,741,784
Liabilities
Payable to custodian	$135
Payables for
Fund shares reacquired	278,812
Payable to affiliates
Investment adviser	26,034
Administrative services fee	613
Shareholder servicing costs	74,068
Distribution and service fees	6,811
Payable for independent Trustees' compensation	125
Payable for audit and tax fees	67,713
Accrued expenses and other liabilities	31,335
Total liabilities	$485,646
Net assets	$354,256,138
Net assets consist of
Paid-in capital	$208,057,630
Total distributable earnings (loss)	146,198,508
Net assets	$354,256,138
Shares of beneficial interest outstanding	17,795,526

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$176,269,308	8,862,407	$19.89
Class B	456,792	23,032	19.83
Class C	16,470,322	835,979	19.70
Class I	78,198,343	3,922,805	19.93
Class R1	865,320	43,630	19.83
Class R2	440,694	22,007	20.02
Class R3	523,420	26,185	19.99
Class R4	135,564	6,798	19.94
Class R6	80,896,375	4,052,683	19.96

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $21.10 [100 / 94.25 x $19.89]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Low Volatility Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$7,040,701
Dividends from affiliated issuers	65,780
Other	5,165
Foreign taxes withheld	(12,631)
Total investment income	$7,099,015
Expenses
Management fee	$1,910,113
Distribution and service fees	646,458
Shareholder servicing costs	260,285
Administrative services fee	62,279
Independent Trustees' compensation	9,458
Custodian fee	30,807
Shareholder communications	22,749
Audit and tax fees	71,812
Legal fees	2,000
Miscellaneous	161,468
Total expenses	$3,177,429
Reduction of expenses by investment adviser and distributor	(159,296)
Net expenses	$3,018,133
Net investment income (loss)	$4,080,882
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$52,976,893
Affiliated issuers	346
Foreign currency	5
Net realized gain (loss)	$52,977,244
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(41,286,511)
Affiliated issuers	(257)
Net unrealized gain (loss)	$(41,286,768)
Net realized and unrealized gain (loss)	$11,690,476
Change in net assets from operations	$15,771,358
See Notes to Financial Statements
7

MFS Low Volatility Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/25	8/31/24
Change in net assets
From operations
Net investment income (loss)	$4,080,882	$4,433,073
Net realized gain (loss)	52,977,244	39,956,750
Net unrealized gain (loss)	(41,286,768)	47,036,877
Change in net assets from operations	$15,771,358	$91,426,700
Total distributions to shareholders	$(48,123,564)	$(27,800,378)
Change in net assets from fund share transactions	$(42,272,307)	$(80,040,722)
Total change in net assets	$(74,624,513)	$(16,414,400)
Net assets
At beginning of period	428,880,651	445,295,051
At end of period	$354,256,138	$428,880,651
See Notes to Financial Statements
8

MFS Low Volatility Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$21.48	$18.55	$19.36	$22.51	$17.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.17	$0.16	$0.13	$0.14
Net realized and unrealized gain (loss)	0.71	3.92	1.26	(2.15)	5.22
Total from investment operations	$0.90	$4.09	$1.42	$(2.02)	$5.36
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.18)	$(0.16)	$(0.12)	$(0.17)
From net realized gain	(2.28)	(0.98)	(2.07)	(1.01)	—
Total distributions declared to shareholders	$(2.49)	$(1.16)	$(2.23)	$(1.13)	$(0.17)
Net asset value, end of period (x)	$19.89	$21.48	$18.55	$19.36	$22.51
Total return (%) (r)(s)(t)(x)	4.69	23.16	8.02	(9.47)	31.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.93	0.95	0.93	0.94	0.92
Expenses after expense reductions	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	0.97	0.90	0.89	0.63	0.71
Portfolio turnover rate	23	25	39	36	20
Net assets at end of period (000 omitted)	$176,269	$190,002	$166,624	$161,776	$171,216

Class B	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$21.40	$18.48	$19.28	$22.46	$17.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.03	$0.03	$(0.03)	$(0.01)
Net realized and unrealized gain (loss)	0.71	3.89	1.25	(2.14)	5.22
Total from investment operations	$0.75	$3.92	$1.28	$(2.17)	$5.21
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.02)	$(0.01)	$(0.00)(w)	$(0.04)
From net realized gain	(2.28)	(0.98)	(2.07)	(1.01)	—
Total distributions declared to shareholders	$(2.32)	$(1.00)	$(2.08)	$(1.01)	$(0.04)
Net asset value, end of period (x)	$19.83	$21.40	$18.48	$19.28	$22.46
Total return (%) (r)(s)(t)(x)	3.92	22.19	7.23	(10.15)	30.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.69	1.69	1.68	1.69	1.67
Expenses after expense reductions	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.22	0.16	0.14	(0.14)	(0.04)
Portfolio turnover rate	23	25	39	36	20
Net assets at end of period (000 omitted)	$457	$869	$1,492	$1,712	$2,511

See Notes to Financial Statements
9

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class C	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$21.29	$18.39	$19.20	$22.37	$17.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.03	$0.03	$(0.03)	$(0.01)
Net realized and unrealized gain (loss)	0.70	3.88	1.25	(2.13)	5.20
Total from investment operations	$0.74	$3.91	$1.28	$(2.16)	$5.19
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.03)	$(0.02)	$—	$(0.04)
From net realized gain	(2.28)	(0.98)	(2.07)	(1.01)	—
Total distributions declared to shareholders	$(2.33)	$(1.01)	$(2.09)	$(1.01)	$(0.04)
Net asset value, end of period (x)	$19.70	$21.29	$18.39	$19.20	$22.37
Total return (%) (r)(s)(t)(x)	3.90	22.24	7.23	(10.14)	30.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.68	1.69	1.68	1.69	1.67
Expenses after expense reductions	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.22	0.15	0.14	(0.14)	(0.03)
Portfolio turnover rate	23	25	39	36	20
Net assets at end of period (000 omitted)	$16,470	$20,313	$22,224	$25,754	$32,839

Class I	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$21.52	$18.59	$19.39	$22.55	$17.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.22	$0.21	$0.17	$0.19
Net realized and unrealized gain (loss)	0.71	3.92	1.27	(2.15)	5.23
Total from investment operations	$0.95	$4.14	$1.48	$(1.98)	$5.42
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.23)	$(0.21)	$(0.17)	$(0.21)
From net realized gain	(2.28)	(0.98)	(2.07)	(1.01)	—
Total distributions declared to shareholders	$(2.54)	$(1.21)	$(2.28)	$(1.18)	$(0.21)
Net asset value, end of period (x)	$19.93	$21.52	$18.59	$19.39	$22.55
Total return (%) (r)(s)(t)(x)	4.95	23.41	8.34	(9.28)	31.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.68	0.69	0.69	0.68	0.67
Expenses after expense reductions	0.64	0.64	0.64	0.64	0.64
Net investment income (loss)	1.22	1.16	1.14	0.82	0.99
Portfolio turnover rate	23	25	39	36	20
Net assets at end of period (000 omitted)	$78,198	$97,091	$141,858	$163,689	$335,165

See Notes to Financial Statements
10

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$21.42	$18.51	$19.32	$22.50	$17.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.03	$0.03	$(0.03)	$(0.01)
Net realized and unrealized gain (loss)	0.71	3.90	1.25	(2.14)	5.23
Total from investment operations	$0.75	$3.93	$1.28	$(2.17)	$5.22
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.04)	$(0.02)	$(0.00)(w)	$(0.05)
From net realized gain	(2.28)	(0.98)	(2.07)	(1.01)	—
Total distributions declared to shareholders	$(2.34)	$(1.02)	$(2.09)	$(1.01)	$(0.05)
Net asset value, end of period (x)	$19.83	$21.42	$18.51	$19.32	$22.50
Total return (%) (r)(s)(t)(x)	3.91	22.19	7.22	(10.12)	30.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.68	1.70	1.68	1.69	1.67
Expenses after expense reductions	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.22	0.14	0.15	(0.14)	(0.07)
Portfolio turnover rate	23	25	39	36	20
Net assets at end of period (000 omitted)	$865	$791	$608	$522	$683

Class R2	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$21.61	$18.65	$19.45	$22.61	$17.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.13	$0.12	$0.07	$0.09
Net realized and unrealized gain (loss)	0.71	3.94	1.26	(2.16)	5.25
Total from investment operations	$0.85	$4.07	$1.38	$(2.09)	$5.34
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.13)	$(0.11)	$(0.06)	$(0.12)
From net realized gain	(2.28)	(0.98)	(2.07)	(1.01)	—
Total distributions declared to shareholders	$(2.44)	$(1.11)	$(2.18)	$(1.07)	$(0.12)
Net asset value, end of period (x)	$20.02	$21.61	$18.65	$19.45	$22.61
Total return (%) (r)(s)(t)(x)	4.40	22.88	7.74	(9.72)	30.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.18	1.19	1.19	1.19	1.17
Expenses after expense reductions	1.14	1.14	1.14	1.14	1.14
Net investment income (loss)	0.72	0.66	0.64	0.34	0.45
Portfolio turnover rate	23	25	39	36	20
Net assets at end of period (000 omitted)	$441	$420	$480	$511	$742

See Notes to Financial Statements
11

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$21.57	$18.63	$19.43	$22.59	$17.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.18	$0.16	$0.13	$0.14
Net realized and unrealized gain (loss)	0.72	3.92	1.27	(2.16)	5.24
Total from investment operations	$0.91	$4.10	$1.43	$(2.03)	$5.38
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.18)	$(0.16)	$(0.12)	$(0.17)
From net realized gain	(2.28)	(0.98)	(2.07)	(1.01)	—
Total distributions declared to shareholders	$(2.49)	$(1.16)	$(2.23)	$(1.13)	$(0.17)
Net asset value, end of period (x)	$19.99	$21.57	$18.63	$19.43	$22.59
Total return (%) (r)(s)(t)(x)	4.72	23.11	8.04	(9.49)	31.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.93	0.94	0.93	0.94	0.92
Expenses after expense reductions	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	0.97	0.94	0.89	0.62	0.70
Portfolio turnover rate	23	25	39	36	20
Net assets at end of period (000 omitted)	$523	$473	$717	$644	$786

Class R4	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$21.53	$18.60	$19.41	$22.56	$17.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.21	$0.21	$0.18	$0.18
Net realized and unrealized gain (loss)	0.71	3.93	1.26	(2.15)	5.23
Total from investment operations	$0.95	$4.14	$1.47	$(1.97)	$5.41
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.23)	$(0.21)	$(0.17)	$(0.21)
From net realized gain	(2.28)	(0.98)	(2.07)	(1.01)	—
Total distributions declared to shareholders	$(2.54)	$(1.21)	$(2.28)	$(1.18)	$(0.21)
Net asset value, end of period (x)	$19.94	$21.53	$18.60	$19.41	$22.56
Total return (%) (r)(s)(t)(x)	4.93	23.41	8.27	(9.22)	31.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.69	0.70	0.68	0.69	0.66
Expenses after expense reductions	0.64	0.65	0.64	0.64	0.64
Net investment income (loss)	1.19	1.08	1.15	0.87	0.96
Portfolio turnover rate	23	25	39	36	20
Net assets at end of period (000 omitted)	$136	$535	$105	$97	$107

See Notes to Financial Statements
12

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$21.55	$18.61	$19.42	$22.57	$17.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.24	$0.23	$0.20	$0.20
Net realized and unrealized gain (loss)	0.71	3.92	1.25	(2.15)	5.23
Total from investment operations	$0.97	$4.16	$1.48	$(1.95)	$5.43
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.24)	$(0.22)	$(0.19)	$(0.23)
From net realized gain	(2.28)	(0.98)	(2.07)	(1.01)	—
Total distributions declared to shareholders	$(2.56)	$(1.22)	$(2.29)	$(1.20)	$(0.23)
Net asset value, end of period (x)	$19.96	$21.55	$18.61	$19.42	$22.57
Total return (%) (r)(s)(t)(x)	5.03	23.55	8.38	(9.13)	31.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.60	0.61	0.59	0.59	0.58
Expenses after expense reductions	0.56	0.56	0.55	0.54	0.55
Net investment income (loss)	1.30	1.23	1.24	0.97	1.06
Portfolio turnover rate	23	25	39	36	20
Net assets at end of period (000 omitted)	$80,896	$118,386	$111,186	$77,259	$84,532

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS Low Volatility Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Low Volatility Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
14

MFS Low Volatility Equity Fund
Notes to Financial Statements  - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$352,541,412	$—	$—	$352,541,412
Investment Companies	1,666,651	—	—	1,666,651
Total	$354,208,063	$—	$—	$354,208,063
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for
15

MFS Low Volatility Equity Fund
Notes to Financial Statements  - continued
all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/25	Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$8,725,985	$4,607,918
Long-term capital gains	39,397,579	23,192,460
Total distributions	$48,123,564	$27,800,378
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/25
Cost of investments	$243,741,064
Gross appreciation	115,369,881
Gross depreciation	(4,902,882)
Net unrealized appreciation (depreciation)	$110,466,999
Undistributed ordinary income	368,065
Undistributed long-term capital gain	35,585,888
Post-October capital loss deferral	(222,444)
Total distributable earnings (loss)	$146,198,508
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/25	Year ended 8/31/24
Class A	$21,657,057	$10,227,737
Class B	92,630	71,177
Class C	2,104,983	1,168,760
Class I	10,761,168	9,069,835
Class R1	87,661	32,318
Class R2	47,775	28,778
Class R3	55,210	43,742
Class R4	60,845	8,849
Class R6	13,256,235	7,149,182
Total	$48,123,564	$27,800,378
16

MFS Low Volatility Equity Fund
Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2025, this management fee reduction amounted to $52,766, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.57%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2025, this reduction amounted to $106,529, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $30,552 for the year ended August 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$448,225
Class B	0.75%	0.25%	1.00%	1.00%	6,872
Class C	0.75%	0.25%	1.00%	1.00%	179,903
Class R1	0.75%	0.25%	1.00%	1.00%	8,148
Class R2	0.25%	0.25%	0.50%	0.50%	2,096
Class R3	—	0.25%	0.25%	0.25%	1,214
Total Distribution and Service Fees					$646,458
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2025, this rebate amounted to $1 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
17

MFS Low Volatility Equity Fund
Notes to Financial Statements  - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2025, were as follows:
Amount
Class A	$2,001
Class B	—
Class C	245
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2025, the fee was $23,040, which equated to 0.0060% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $237,245.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.0163% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$65
8/19/2024	Redemption	Class B	3	55
8/19/2024	Redemption	Class C	3	60
8/19/2024	Redemption	Class I	3	56
At August 31, 2025, MFS held 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2025, this reimbursement amounted to $5,033, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended August 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $89,541,122 and $176,075,587, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
18

MFS Low Volatility Equity Fund
Notes to Financial Statements  - continued
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	806,958	$15,797,055	984,201	$19,075,149
Class B	36	694	10,819	222,077
Class C	45,886	891,495	53,454	1,027,060
Class I	757,970	14,491,078	1,487,132	28,453,274
Class R1	5,850	113,046	4,979	95,524
Class R2	332	6,512	586	11,033
Class R3	2,808	50,038	704	13,509
Class R4	2,533	53,329	23,895	454,516
Class R6	629,040	12,377,881	735,800	14,160,129
	2,251,413	$43,781,128	3,301,570	$63,512,271
Shares issued to shareholders in reinvestment of distributions
Class A	1,127,327	$21,642,151	555,708	$10,219,630
Class B	4,840	92,630	3,631	66,292
Class C	110,562	2,102,747	64,320	1,168,270
Class I	537,261	10,336,475	469,032	8,635,474
Class R1	4,577	87,661	1,766	32,318
Class R2	2,472	47,775	1,558	28,778
Class R3	2,863	55,210	2,374	43,742
Class R4	3,160	60,845	471	8,849
Class R6	682,678	13,150,803	384,221	7,096,032
	2,475,740	$47,576,297	1,483,081	$27,299,385
Shares reacquired
Class A	(1,918,116)	$(37,409,807)	(1,675,374)	$(32,268,950)
Class B	(22,437)	(422,962)	(54,596)	(1,073,618)
Class C	(274,666)	(5,320,893)	(371,956)	(7,208,771)
Class I	(1,883,658)	(36,590,346)	(5,077,288)	(98,860,094)
Class R1	(3,723)	(69,567)	(2,697)	(49,560)
Class R2	(233)	(4,554)	(8,431)	(167,283)
Class R3	(1,392)	(26,932)	(19,690)	(368,059)
Class R4	(23,754)	(459,283)	(5,135)	(108,061)
Class R6	(2,752,979)	(53,325,388)	(1,600,800)	(30,747,982)
	(6,880,958)	$(133,629,732)	(8,815,967)	$(170,852,378)
Net change
Class A	16,169	$29,399	(135,465)	$(2,974,171)
Class B	(17,561)	(329,638)	(40,146)	(785,249)
Class C	(118,218)	(2,326,651)	(254,182)	(5,013,441)
Class I	(588,427)	(11,762,793)	(3,121,124)	(61,771,346)
Class R1	6,704	131,140	4,048	78,282
Class R2	2,571	49,733	(6,287)	(127,472)
Class R3	4,279	78,316	(16,612)	(310,808)
Class R4	(18,061)	(345,109)	19,231	355,304
Class R6	(1,441,261)	(27,796,704)	(480,779)	(9,491,821)
	(2,153,805)	$(42,272,307)	(4,031,316)	$(80,040,722)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
19

MFS Low Volatility Equity Fund
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2025, the fund’s commitment fee and interest expense were $1,910 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended August 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$917,917	$49,589,531	$48,840,886	$346	$(257)	$1,666,651

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$65,780	$—
20

MFS Low Volatility Equity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Low Volatility Equity Fund and the Board of Trustees of MFS Series Trust I
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Low Volatility Equity Fund (the “Fund”) (one of the funds constituting MFS Series Trust I (the “Trust”)), including the portfolio of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust I) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2025
21

MFS Low Volatility Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $49,442,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 71.71% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Low Volatility Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Low Volatility Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Low Volatility Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Low Volatility Equity Fund
Board Review of Investment Advisory Agreement
MFS Low Volatility Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context
24

MFS Low Volatility Equity Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
25

MFS Low Volatility Global Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Low Volatility Global Equity Fund
Portfolio of Investments − 8/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 3.5%
General Dynamics Corp.	9,768	$3,170,400
Leidos Holdings, Inc.	9,187	1,662,112
Singapore Technologies Engineering Ltd.	649,700	3,882,548
Teledyne Technologies, Inc. (a)	3,375	1,816,324
		$10,531,384
Alcoholic Beverages – 0.4%
Kirin Holdings Co. Ltd.	80,000	$1,162,533
Automotive – 0.7%
USS Co. Ltd.	165,000	$2,000,157
Brokerage & Asset Managers – 0.6%
IG Group Holdings PLC	116,713	$1,782,567
Business Services – 5.2%
Accenture PLC, “A”	7,614	$1,979,412
ALSOK Co. Ltd.	71,700	549,624
CGI, Inc.	15,007	1,458,380
Compass Group PLC	88,254	2,996,416
Fiserv, Inc. (a)	8,627	1,192,079
Scout24 AG	25,527	3,305,949
Serco Group PLC	750,289	2,214,774
TIS, Inc.	63,700	2,120,869
		$15,817,503
Computer Software – 7.2%
Check Point Software Technologies Ltd. (a)	6,646	$1,283,608
Constellation Software, Inc.	1,963	6,504,036
Guidewire Software, Inc. (a)	6,821	1,480,293
Microsoft Corp.	15,616	7,912,471
OBIC Co. Ltd.	55,400	1,957,433
Tyler Technologies, Inc. (a)	4,860	2,735,597
		$21,873,438
Computer Software - Systems – 3.2%
Apple, Inc.	6,634	$1,540,017
Hitachi Ltd.	93,000	2,505,534
SS&C Technologies Holdings, Inc.	23,621	2,094,238
Venture Corp. Ltd.	338,600	3,583,655
		$9,723,444
Construction – 0.5%
AvalonBay Communities, Inc., REIT	7,782	$1,524,105
LVOFS-ANN
1

MFS Low Volatility Global Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 4.2%
Colgate-Palmolive Co.	87,183	$7,329,475
Kimberly-Clark Corp.	21,823	2,818,222
Procter & Gamble Co.	16,239	2,550,173
		$12,697,870
Consumer Services – 0.4%
Booking Holdings, Inc.	235	$1,315,777
Containers – 0.8%
Viscofan S.A.	35,007	$2,449,090
Electrical Equipment – 1.5%
TE Connectivity PLC	22,355	$4,616,308
Electronics – 2.8%
Amano Corp.	128,200	$3,687,533
Analog Devices, Inc.	19,458	4,889,990
		$8,577,523
Energy - Integrated – 0.8%
Aker BP ASA	51,509	$1,301,028
TotalEnergies SE	19,240	1,204,225
		$2,505,253
Food & Beverages – 4.5%
Arca Continental S.A.B. de C.V.	112,442	$1,146,921
General Mills, Inc.	52,388	2,584,300
Gruma S.A.B. de C.V.	70,260	1,207,872
Mondelez International, Inc.	27,528	1,691,320
Nestle S.A.	23,450	2,209,455
Orion Corp.	25,702	1,992,933
PepsiCo, Inc.	18,130	2,695,025
		$13,527,826
Food & Drug Stores – 1.2%
Sundrug Co. Ltd.	32,600	$1,026,882
Tesco PLC	477,117	2,725,870
		$3,752,752
Forest & Paper Products – 0.8%
Suzano S.A.	249,600	$2,414,585
General Merchandise – 1.1%
Dollarama, Inc.	24,687	$3,366,140
Health Maintenance Organizations – 0.8%
Cigna Group	7,601	$2,286,913
Insurance – 5.5%
Ameriprise Financial, Inc.	3,711	$1,910,460
Chubb Ltd.	8,802	2,421,166
Everest Group Ltd.	11,698	3,999,312
2

MFS Low Volatility Global Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Hartford Insurance Group, Inc.	10,694	$1,414,923
MetLife, Inc.	31,808	2,587,899
Samsung Fire & Marine Insurance Co. Ltd.	5,562	1,776,319
Zurich Insurance Group AG	3,323	2,426,997
		$16,537,076
Interactive Media Services – 1.6%
Alphabet, Inc., “A”	23,020	$4,901,188
Leisure & Toys – 1.7%
Electronic Arts, Inc.	30,561	$5,254,964
Machinery & Tools – 1.5%
Deere & Co.	2,549	$1,220,053
Eaton Corp. PLC	5,247	1,831,938
Roper Technologies, Inc.	2,750	1,447,352
		$4,499,343
Major Banks – 5.5%
DBS Group Holdings Ltd.	231,840	$9,137,793
JPMorgan Chase & Co.	18,861	5,685,083
Royal Bank of Canada	12,095	1,758,129
		$16,581,005
Medical & Health Technology & Services – 4.3%
Encompass Health Corp.	18,739	$2,281,660
HealthEquity, Inc. (a)	21,600	1,929,528
McKesson Corp.	12,673	8,701,789
		$12,912,977
Medical Equipment – 1.2%
Becton, Dickinson and Co.	11,592	$2,237,024
Medtronic PLC	16,684	1,548,442
		$3,785,466
Natural Gas - Distribution – 1.5%
Atmos Energy Corp.	9,062	$1,505,470
Italgas S.p.A.	332,448	2,988,934
		$4,494,404
Natural Gas - Pipeline – 0.4%
Enbridge, Inc.	25,060	$1,212,537
Network & Telecom – 1.7%
Motorola Solutions, Inc.	10,872	$5,136,585
Other Banks & Diversified Financials – 3.2%
American Express Co.	4,992	$1,653,750
Banco de Oro Unibank, Inc.	1,059,139	2,505,829
China Construction Bank Corp.	1,349,000	1,293,676
Kasikornbank Co. Ltd.	292,800	1,518,456
Mastercard, Inc., “A”	2,158	1,284,636
3

MFS Low Volatility Global Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Visa, Inc., “A”	4,210	$1,480,994
		$9,737,341
Pharmaceuticals – 7.5%
AbbVie, Inc.	6,254	$1,315,842
Johnson & Johnson	37,009	6,556,884
Merck & Co., Inc.	35,411	2,978,773
Pfizer, Inc.	54,410	1,347,192
Roche Holding AG	22,523	7,327,047
Sanofi	16,539	1,634,795
Vertex Pharmaceuticals, Inc. (a)	3,805	1,487,831
		$22,648,364
Pollution Control – 1.1%
Republic Services, Inc.	14,519	$3,397,010
Precious Metals & Minerals – 2.3%
Franco-Nevada Corp.	37,034	$6,979,656
Railroad & Shipping – 1.6%
Sankyu, Inc.	45,000	$2,495,270
West Japan Railway Co.	102,100	2,289,269
		$4,784,539
Restaurants – 2.1%
Jollibee Foods Corp.	856,280	$3,476,366
McDonald's Corp.	8,875	2,782,668
		$6,259,034
Specialty Chemicals – 0.6%
RPM International, Inc.	14,471	$1,813,361
Specialty Stores – 1.4%
AutoZone, Inc. (a)	387	$1,624,831
TJX Cos., Inc.	18,643	2,546,820
		$4,171,651
Telecom Services – 6.3%
Advanced Info Service Public Co. Ltd.	232,500	$2,102,871
KDDI Corp.	329,300	5,705,112
Koninklijke KPN N.V.	1,516,962	7,233,651
Orange S.A.	120,621	1,961,492
Quebecor, Inc., “B”	68,082	2,068,709
		$19,071,835
Tobacco – 0.8%
British American Tobacco PLC	43,527	$2,462,081
Utilities - Electric Power – 6.0%
Ameren Corp.	25,064	$2,500,886
CLP Holdings Ltd.	694,500	5,866,567
Duke Energy Corp.	20,139	2,466,826
4

MFS Low Volatility Global Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Equatorial Energia S.A.	264,596	$1,784,682
Evergy, Inc.	35,952	2,561,939
Xcel Energy, Inc.	40,786	2,952,499
		$18,133,399
Utilities - Water – 0.7%
Companhia de Saneamento Basico do Estado de Sao Paulo	91,500	$2,067,161
Total Common Stocks (Identified Cost, $215,463,943)		$298,766,145
Preferred Stocks – 0.9%
Computer Software - Systems – 0.9%
Samsung Electronics Co. Ltd. (Identified Cost, $2,801,734)	67,347	$2,737,478

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	2,938	$0

Mutual Funds (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 4.33% (v) (Identified Cost, $427,601)	427,601	$427,643
Other Assets, Less Liabilities – 0.3%		775,527
Net Assets – 100.0%		$302,706,793

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $427,643 and
$301,503,623, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Low Volatility Global Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $218,265,677)	$301,503,623
Investments in affiliated issuers, at value (identified cost, $427,601)	427,643
Foreign currency, at value (identified cost, $745,315)	742,956
Receivables for
Investments sold	1,611,995
Fund shares sold	243,761
Interest and dividends	741,409
Other assets	223
Total assets	$305,271,610
Liabilities
Payable to custodian	$14,229
Payables for
Investments purchased	2,087,558
Fund shares reacquired	139,764
Payable to affiliates
Investment adviser	20,558
Administrative services fee	541
Shareholder servicing costs	40,002
Distribution and service fees	1,525
Payable for independent Trustees' compensation	53
Deferred foreign capital gains tax expense payable	129,954
Accrued expenses and other liabilities	130,633
Total liabilities	$2,564,817
Net assets	$302,706,793
Net assets consist of
Paid-in capital	$204,393,534
Total distributable earnings (loss)	98,313,259
Net assets	$302,706,793
Shares of beneficial interest outstanding	16,420,846

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$37,929,635	2,057,159	$18.44
Class B	183,060	10,019	18.27
Class C	3,938,838	216,328	18.21
Class I	116,412,545	6,309,929	18.45
Class R1	188,555	10,286	18.33
Class R2	215,055	11,648	18.46
Class R3	134,746	7,295	18.47
Class R4	124,687	6,757	18.45
Class R6	143,579,672	7,791,425	18.43

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.56 [100 / 94.25 x $18.44]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Low Volatility Global Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$7,016,871
Dividends from affiliated issuers	67,794
Other	9,319
Income on securities loaned	3,144
Foreign taxes withheld	(393,927)
Total investment income	$6,703,201
Expenses
Management fee	$1,521,630
Distribution and service fees	133,333
Shareholder servicing costs	139,352
Administrative services fee	47,879
Independent Trustees' compensation	7,504
Custodian fee	66,352
Shareholder communications	17,668
Audit and tax fees	77,661
Legal fees	1,537
Registration fees	119,322
Miscellaneous	41,897
Total expenses	$2,174,135
Reduction of expenses by investment adviser and distributor	(90,666)
Net expenses	$2,083,469
Net investment income (loss)	$4,619,732
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $207,751 foreign capital gains tax)	$21,703,289
Affiliated issuers	480
Foreign currency	(29,217)
Net realized gain (loss)	$21,674,552
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $51,673 decrease in deferred foreign capital gains tax)	$(3,010,861)
Affiliated issuers	(142)
Translation of assets and liabilities in foreign currencies	17,642
Net unrealized gain (loss)	$(2,993,361)
Net realized and unrealized gain (loss)	$18,681,191
Change in net assets from operations	$23,300,923
See Notes to Financial Statements
7

MFS Low Volatility Global Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/25	8/31/24
Change in net assets
From operations
Net investment income (loss)	$4,619,732	$4,147,620
Net realized gain (loss)	21,674,552	13,582,440
Net unrealized gain (loss)	(2,993,361)	34,275,322
Change in net assets from operations	$23,300,923	$52,005,382
Total distributions to shareholders	$(20,401,101)	$(4,895,205)
Change in net assets from fund share transactions	$21,302,067	$(87,177,586)
Total change in net assets	$24,201,889	$(40,067,409)
Net assets
At beginning of period	278,504,904	318,572,313
At end of period	$302,706,793	$278,504,904
See Notes to Financial Statements
8

MFS Low Volatility Global Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$18.34	$15.08	$14.14	$17.04	$14.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.22	$0.22	$0.19	$0.17
Net realized and unrealized gain (loss)	1.15	3.31	1.25	(1.64)	2.90
Total from investment operations	$1.40	$3.53	$1.47	$(1.45)	$3.07
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.20)	$(0.19)	$(0.16)	$(0.21)
From net realized gain	(1.00)	(0.07)	(0.34)	(1.29)	—
Total distributions declared to shareholders	$(1.30)	$(0.27)	$(0.53)	$(1.45)	$(0.21)
Net asset value, end of period (x)	$18.44	$18.34	$15.08	$14.14	$17.04
Total return (%) (r)(s)(t)(x)	8.25	23.65	10.67	(9.35)	21.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.02	1.07	1.03	1.05	1.04
Expenses after expense reductions	0.99	1.01	0.99	0.99	0.99
Net investment income (loss)	1.43	1.38	1.50	1.23	1.14
Portfolio turnover rate	31	32	25	46	36
Net assets at end of period (000 omitted)	$37,930	$36,129	$33,745	$25,531	$25,815

Class B	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$18.18	$14.94	$14.00	$16.90	$14.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.10	$0.11	$0.07	$0.06
Net realized and unrealized gain (loss)	1.13	3.28	1.24	(1.62)	2.86
Total from investment operations	$1.25	$3.38	$1.35	$(1.55)	$2.92
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.07)	$(0.07)	$(0.06)	$(0.10)
From net realized gain	(1.00)	(0.07)	(0.34)	(1.29)	—
Total distributions declared to shareholders	$(1.16)	$(0.14)	$(0.41)	$(1.35)	$(0.10)
Net asset value, end of period (x)	$18.27	$18.18	$14.94	$14.00	$16.90
Total return (%) (r)(s)(t)(x)	7.41	22.73	9.90	(10.03)	20.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78	1.82	1.78	1.80	1.78
Expenses after expense reductions	1.74	1.76	1.74	1.74	1.74
Net investment income (loss)	0.67	0.63	0.75	0.48	0.40
Portfolio turnover rate	31	32	25	46	36
Net assets at end of period (000 omitted)	$183	$229	$361	$438	$475

See Notes to Financial Statements
9

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class C	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$18.13	$14.91	$13.98	$16.88	$14.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.10	$0.11	$0.07	$0.06
Net realized and unrealized gain (loss)	1.13	3.27	1.24	(1.62)	2.88
Total from investment operations	$1.25	$3.37	$1.35	$(1.55)	$2.94
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.08)	$(0.08)	$(0.06)	$(0.11)
From net realized gain	(1.00)	(0.07)	(0.34)	(1.29)	—
Total distributions declared to shareholders	$(1.17)	$(0.15)	$(0.42)	$(1.35)	$(0.11)
Net asset value, end of period (x)	$18.21	$18.13	$14.91	$13.98	$16.88
Total return (%) (r)(s)(t)(x)	7.43	22.73	9.89	(10.04)	21.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78	1.82	1.78	1.80	1.79
Expenses after expense reductions	1.74	1.76	1.74	1.74	1.74
Net investment income (loss)	0.70	0.62	0.74	0.49	0.39
Portfolio turnover rate	31	32	25	46	36
Net assets at end of period (000 omitted)	$3,939	$3,902	$3,405	$3,001	$3,133

Class I	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$18.35	$15.09	$14.14	$17.05	$14.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.27	$0.26	$0.24	$0.21
Net realized and unrealized gain (loss)	1.15	3.30	1.25	(1.66)	2.90
Total from investment operations	$1.45	$3.57	$1.51	$(1.42)	$3.11
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.24)	$(0.22)	$(0.20)	$(0.24)
From net realized gain	(1.00)	(0.07)	(0.34)	(1.29)	—
Total distributions declared to shareholders	$(1.35)	$(0.31)	$(0.56)	$(1.49)	$(0.24)
Net asset value, end of period (x)	$18.45	$18.35	$15.09	$14.14	$17.05
Total return (%) (r)(s)(t)(x)	8.51	23.94	11.02	(9.18)	22.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.77	0.82	0.78	0.80	0.79
Expenses after expense reductions	0.74	0.76	0.74	0.74	0.74
Net investment income (loss)	1.70	1.65	1.77	1.53	1.38
Portfolio turnover rate	31	32	25	46	36
Net assets at end of period (000 omitted)	$116,413	$118,460	$179,777	$124,266	$102,723

See Notes to Financial Statements
10

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$18.24	$15.00	$14.07	$16.97	$14.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.10	$0.11	$0.07	$0.06
Net realized and unrealized gain (loss)	1.14	3.29	1.24	(1.63)	2.89
Total from investment operations	$1.26	$3.39	$1.35	$(1.56)	$2.95
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.08)	$(0.08)	$(0.05)	$(0.11)
From net realized gain	(1.00)	(0.07)	(0.34)	(1.29)	—
Total distributions declared to shareholders	$(1.17)	$(0.15)	$(0.42)	$(1.34)	$(0.11)
Net asset value, end of period (x)	$18.33	$18.24	$15.00	$14.07	$16.97
Total return (%) (r)(s)(t)(x)	7.42	22.74	9.82	(10.00)	20.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.77	1.82	1.78	1.80	1.78
Expenses after expense reductions	1.74	1.76	1.74	1.74	1.74
Net investment income (loss)	0.66	0.62	0.74	0.48	0.40
Portfolio turnover rate	31	32	25	46	36
Net assets at end of period (000 omitted)	$189	$182	$140	$130	$149

Class R2	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$18.35	$15.09	$14.14	$17.04	$14.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.18	$0.18	$0.15	$0.15
Net realized and unrealized gain (loss)	1.13	3.31	1.26	(1.65)	2.88
Total from investment operations	$1.36	$3.49	$1.44	$(1.50)	$3.03
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.16)	$(0.15)	$(0.11)	$(0.17)
From net realized gain	(1.00)	(0.07)	(0.34)	(1.29)	—
Total distributions declared to shareholders	$(1.25)	$(0.23)	$(0.49)	$(1.40)	$(0.17)
Net asset value, end of period (x)	$18.46	$18.35	$15.09	$14.14	$17.04
Total return (%) (r)(s)(t)(x)	7.97	23.33	10.46	(9.63)	21.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.27	1.32	1.28	1.30	1.28
Expenses after expense reductions	1.24	1.26	1.24	1.24	1.24
Net investment income (loss)	1.31	1.12	1.25	0.98	0.94
Portfolio turnover rate	31	32	25	46	36
Net assets at end of period (000 omitted)	$215	$207	$166	$137	$263

See Notes to Financial Statements
11

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$18.38	$15.11	$14.16	$17.06	$14.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.22	$0.22	$0.19	$0.18
Net realized and unrealized gain (loss)	1.14	3.32	1.26	(1.64)	2.89
Total from investment operations	$1.39	$3.54	$1.48	$(1.45)	$3.07
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.20)	$(0.19)	$(0.16)	$(0.21)
From net realized gain	(1.00)	(0.07)	(0.34)	(1.29)	—
Total distributions declared to shareholders	$(1.30)	$(0.27)	$(0.53)	$(1.45)	$(0.21)
Net asset value, end of period (x)	$18.47	$18.38	$15.11	$14.16	$17.06
Total return (%) (r)(s)(t)(x)	8.18	23.67	10.72	(9.34)	21.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.02	1.07	1.03	1.05	1.04
Expenses after expense reductions	0.99	1.01	0.99	0.99	0.99
Net investment income (loss)	1.43	1.37	1.50	1.23	1.15
Portfolio turnover rate	31	32	25	46	36
Net assets at end of period (000 omitted)	$135	$117	$104	$92	$98

Class R4	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$18.36	$15.09	$14.15	$17.05	$14.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.26	$0.25	$0.23	$0.21
Net realized and unrealized gain (loss)	1.14	3.32	1.25	(1.64)	2.90
Total from investment operations	$1.44	$3.58	$1.50	$(1.41)	$3.11
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.24)	$(0.22)	$(0.20)	$(0.24)
From net realized gain	(1.00)	(0.07)	(0.34)	(1.29)	—
Total distributions declared to shareholders	$(1.35)	$(0.31)	$(0.56)	$(1.49)	$(0.24)
Net asset value, end of period (x)	$18.45	$18.36	$15.09	$14.15	$17.05
Total return (%) (r)(s)(t)(x)	8.46	24.01	10.94	(9.12)	22.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.77	0.82	0.78	0.80	0.79
Expenses after expense reductions	0.74	0.76	0.74	0.74	0.74
Net investment income (loss)	1.69	1.62	1.75	1.47	1.40
Portfolio turnover rate	31	32	25	46	36
Net assets at end of period (000 omitted)	$125	$115	$93	$84	$92

See Notes to Financial Statements
12

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$18.34	$15.07	$14.13	$17.03	$14.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.27	$0.27	$0.24	$0.22
Net realized and unrealized gain (loss)	1.14	3.32	1.24	(1.64)	2.90
Total from investment operations	$1.45	$3.59	$1.51	$(1.40)	$3.12
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.25)	$(0.23)	$(0.21)	$(0.26)
From net realized gain	(1.00)	(0.07)	(0.34)	(1.29)	—
Total distributions declared to shareholders	$(1.36)	$(0.32)	$(0.57)	$(1.50)	$(0.26)
Net asset value, end of period (x)	$18.43	$18.34	$15.07	$14.13	$17.03
Total return (%) (r)(s)(t)(x)	8.56	24.15	11.04	(9.06)	22.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.69	0.74	0.69	0.72	0.71
Expenses after expense reductions	0.66	0.67	0.66	0.66	0.67
Net investment income (loss)	1.75	1.71	1.83	1.54	1.44
Portfolio turnover rate	31	32	25	46	36
Net assets at end of period (000 omitted)	$143,580	$119,164	$100,782	$85,277	$94,987

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS Low Volatility Global Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Low Volatility Global Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
14

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$156,652,129	$—	$—	$156,652,129
Japan	8,715,841	16,784,375	—	25,500,216
Canada	23,347,587	0	—	23,347,587
Singapore	3,583,655	13,020,341	—	16,603,996
United Kingdom	12,181,708	—	—	12,181,708
Switzerland	11,963,499	—	—	11,963,499
Netherlands	7,233,651	—	—	7,233,651
South Korea	3,769,252	2,737,478	—	6,506,730
Brazil	6,266,428	—	—	6,266,428
Other Countries	33,954,003	1,293,676	—	35,247,679
Investment Companies	427,643	—	—	427,643
Total	$268,095,396	$33,835,870	$—	$301,931,266
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the
15

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/25	Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$6,009,614	$3,825,640
Long-term capital gains	14,391,487	1,069,565
Total distributions	$20,401,101	$4,895,205
The federal tax cost and the tax basis components of distributable earnings were as follows:
16

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
As of 8/31/25
Cost of investments	$221,762,053
Gross appreciation	83,579,361
Gross depreciation	(3,410,148)
Net unrealized appreciation (depreciation)	$80,169,213
Undistributed ordinary income	439,591
Undistributed long-term capital gain	17,785,451
Other temporary differences	(80,996)
Total distributable earnings (loss)	$98,313,259
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/25	Year ended 8/31/24
Class A	$2,598,186	$521,999
Class B	13,820	2,672
Class C	250,839	33,277
Class I	8,048,103	2,271,529
Class R1	11,727	1,427
Class R2	13,701	2,518
Class R3	8,400	1,701
Class R4	8,500	1,885
Class R6	9,447,825	2,058,197
Total	$20,401,101	$4,895,205
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.525%
In excess of $2.5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2025, this management fee reduction amounted to $38,266, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
17

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.68%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2025, this reduction amounted to $52,398, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,602 for the year ended August 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$89,758
Class B	0.75%	0.25%	1.00%	1.00%	2,012
Class C	0.75%	0.25%	1.00%	1.00%	38,343
Class R1	0.75%	0.25%	1.00%	1.00%	1,801
Class R2	0.25%	0.25%	0.50%	0.50%	1,120
Class R3	—	0.25%	0.25%	0.25%	299
Total Distribution and Service Fees					$133,333
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2025, this rebate amounted to $1 and $1 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2025, were as follows:
Amount
Class A	$643
Class B	—
Class C	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2025, the fee was $8,514, which equated to 0.0031% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $130,838.
18

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.0173% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	4	$68
8/19/2024	Redemption	Class C	2	43
8/19/2024	Redemption	Class I	3	62
At August 31, 2025, MFS held approximately 62%, 60%, 55%, and 90% of the outstanding shares of Class B, Class R1, Class R2, and Class R3, respectively, and 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2025, this reimbursement amounted to $9,288, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended August 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $92,315,443 and $86,191,030, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	326,172	$5,766,769	298,784	$4,938,424
Class C	37,189	638,380	19,881	304,086
Class I	1,727,367	30,033,836	1,796,551	28,910,466
Class R1	1,041	18,155	547	8,664
Class R2	14,060	247,733	590	9,288
Class R3	485	8,698	49	769
Class R6	1,952,277	34,824,157	886,710	14,217,584
	4,058,591	$71,537,728	3,003,112	$48,389,281
19

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	151,863	$2,597,618	32,742	$521,883
Class B	817	13,820	170	2,672
Class C	14,866	250,839	2,106	33,277
Class I	419,760	7,187,200	124,908	1,980,918
Class R1	691	11,727	90	1,427
Class R2	801	13,701	158	2,518
Class R3	490	8,400	107	1,701
Class R4	496	8,500	119	1,885
Class R6	535,468	9,157,871	125,945	2,005,343
	1,125,252	$19,249,676	286,345	$4,551,624
Shares reacquired
Class A	(390,375)	$(6,809,629)	(599,627)	$(9,309,329)
Class B	(3,414)	(58,813)	(11,734)	(186,337)
Class C	(50,947)	(887,914)	(35,123)	(555,979)
Class I	(2,291,486)	(40,574,929)	(7,382,606)	(111,270,128)
Class R1	(1,398)	(23,596)	(9)	(144)
Class R2	(14,504)	(262,779)	(468)	(7,379)
Class R3	(45)	(793)	(648)	(9,689)
Class R6	(1,195,536)	(20,866,884)	(1,199,406)	(18,779,506)
	(3,947,705)	$(69,485,337)	(9,229,621)	$(140,118,491)
Net change
Class A	87,660	$1,554,758	(268,101)	$(3,849,022)
Class B	(2,597)	(44,993)	(11,564)	(183,665)
Class C	1,108	1,305	(13,136)	(218,616)
Class I	(144,359)	(3,353,893)	(5,461,147)	(80,378,744)
Class R1	334	6,286	628	9,947
Class R2	357	(1,345)	280	4,427
Class R3	930	16,305	(492)	(7,219)
Class R4	496	8,500	119	1,885
Class R6	1,292,209	23,115,144	(186,751)	(2,556,579)
	1,236,138	$21,302,067	(5,940,164)	$(87,177,586)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2025, the fund’s commitment fee and interest expense were $1,231 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
20

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended August 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$855,541	$41,985,845	$42,414,081	$480	$(142)	$427,643

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$67,794	$—
21

MFS Low Volatility Global Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust I and the Shareholders of MFS Low Volatility Global Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Low Volatility Global Equity Fund (the “Fund”), including the portfolio of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 16, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
22

MFS Low Volatility Global Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $17,298,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 43.41% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
Income derived from foreign sources was $4,672,694. The fund intends to pass through foreign tax credits of $527,617 for the fiscal year.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Low Volatility Global Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Low Volatility Global Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Low Volatility Global Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
24

MFS Low Volatility Global Equity Fund
Board Review of Investment Advisory Agreement
MFS Low Volatility Global Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2024, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and
25

MFS Low Volatility Global Equity Fund
Board Review of Investment Advisory Agreement - continued
MFS’ efforts to improve the Fund’s performance. The Trustees further noted that the Fund’s recent improved relative performance for the one- and three-year periods ended February 28, 2025. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
26

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST I

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   October 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  October 16, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  October 16, 2025

*  Print name and title of each signing officer under his or her signature.